As filed electronically with the Securities and Exchange Commission on May 2,
2001

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Registration No.  33-507
Pre-Effective Amendment No.

Post-Effective Amendment No.      46

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 1940 Act File No. 811-4419


Amendment No.   47


                        (Check appropriate box or boxes.)

                         AEGON/Transamerica Series Fund, Inc.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               570 Carillon Parkway, St. Petersburg, Florida 33716
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (727) 299-1800

     John K. Carter, Esq. 570 Carillon Parkway St. Petersburg, Florida 33716
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                                 --------------

Approximate date of proposed public offering:

 It is proposed that this filing will become effective:


|_|  immediately upon filing pursuant to paragraph (b)


|_|  on (date) pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a) (1)

|_|  on (date) pursuant to paragraph (a) (1)


|X|  75 days after filing pursuant to paragraph (a) (2)


|_|  on (date) pursuant to paragraph (a) (2) of Rule 485.


If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective

                      AEGON/TRANSAMERICA SERIES FUND, INC.
                          PROSPECTUS DATED MAY 1, 2001
                        Incorporated Herein By Reference
              As Filed with the Securities and Exchange Commission
                                   May 1, 2001
                             Registration No. 33-507
                                File No. 811-4419

             AEGON/Transamerica Series Fund, Inc.
             (formerly, WRL Series Fund, Inc.)

             WORLD EQUITY PORTFOLIO
             o BlackRock Global Science & Technology


             GROWTH EQUITY PORTFOLIOS
             o BlackRock Mid-Cap Growth
             o BlackRock Large Cap Value

                                  Prospectus




                     The Securities and Exchange Commission
                      has not approved or disapproved these
                            securities or passed upon
                        the adequacy of this prospectus.
            Any representation to the contrary is a criminal offense.





                                 July 15, 2001

 TABLE OF CONTENTS


INVESTOR INFORMATION .............................    1
ALL ABOUT THE FUND
  WORLD EQUITY PORTFOLIO
   BlackRock Global Science & Technology .........    2
  GROWTH EQUITY PORTFOLIOS
   BlackRock Mid-Cap Growth ......................    5
   BlackRock Large-Cap Value .....................    5
RISK/REWARD INFORMATION ..........................    8
EXPLANATION OF STRATEGIES AND RISKS ..............    9
HOW THE FUND IS MANAGED AND ORGANIZED ............   14
PERFORMANCE INFORMATION ..........................   16
OTHER INFORMATION ................................   18
FINANCIAL HIGHLIGHTS .............................   20


     AEGON/Transamerica Series Fund, Inc. (Fund) currently offers thirty-four separate series or investment portfolios. This prospectus includes three of those portfolios. The Fund is an open-end management investment company, more commonly known as a mutual fund.

     Shares of these portfolios are intended to be sold to separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company, AUSA Life Insurance Company, Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company, to fund the benefits under certain individual flexible premium variable life insurance policies, and individual and group variable annuity contracts.

     A particular portfolio of the Fund may not be available under the policy or annuity contract you have chosen. The prospectus or disclosure document for your policy or annuity contract shows the portfolios available to you.


     Please read this prospectus carefully before selecting a portfolio. It provides information to assist you in your decision. If you would like additional information about a portfolio, please request a copy of the Statement of Additional Information (SAI) (see back cover). The SAI is incorporated by reference into this prospectus.

                                   Prospectus

 INVESTOR INFORMATION

To help you understand . . .

In this prospectus, you will see the symbols below.


These are "icons" which serve as tools to direct you to the type of information that is included in the accompanying paragraphs.


The icons are for your convenience and to assist you as you read this prospectus.


/target?
           The target directs you to a portfolio's goal or objective.



/chess piece/
           The chess piece indicates discussion about a portfolio's strategies.



/warning sign/
           The warning sign indicates the risks of investing in a portfolio.



/graph/
           The graph indicates investment performance.

/question mark/
           The question mark provides additional
           information about the Fund or may direct you on how to obtain further information.


Shares of a portfolio are not deposits or obligations of, or guaranteed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Please note: The names, investment objectives, and policies of certain portfolios are similar to the names, investment objectives and policies of other portfolios that are managed by the same sub-adviser. The investment results of the Fund's portfolio may be higher or lower than the results of these portfolios. There is no assurance, and no representation made, that the investment results of any of the Fund's portfolios will be comparable to any other portfolio.


                                  Prospectus 1

 WORLD EQUITY PORTFOLIO

BLACKROCK GLOBAL SCIENCE & TECHNOLOGY

This Risk/Return Summary briefly describes a World Equity Portfolio of the Fund and the principal risks of investing in the portfolio. For further information on this portfolio, please read the section entitled "Explanation of Strategies and Risks," beginning on page 9, and the Fund's SAI.



/target/ Objectives

BLACKROCK GLOBAL SCIENCE & TECHNOLOGY

This portfolio seeks long-term capital appreciation.

     What is a World Equity Portfolio?
   World Equity portfolios include both global and international portfolios. These portfolios invest in equity securities of companies worldwide. Global portfolios invest in securities traded worldwide, including issuers in the U.S. International portfolios invest in securities of companies located outside the U.S. (2/3 of the portfolio's assets must be so invested at all times to qualify as an international portfolio.)


/chess piece/Policies and Strategies

BLACKROCK GLOBAL SCIENCE & TECHNOLOGY

The portfolio's sub-adviser, BlackRock Advisors, Inc. (BlackRock), seeks to achieve the portfolio's investment objective by investing principally in:

     o Equity securities of U.S. and foreign companies


The portfolio manager selects companies that, in his opinion, have rapid and sustainable growth potential from the development, advancement, and use of science and/or technology. The portfolio normally invests at least 65% of its total assets in equity securities issued by these companies and at least 80% of its total assets in equity securities.


The portfolio invests in U.S. and foreign companies (including companies located in emerging market countries) that, in the portfolio manager's opinion, are expected to offer the best opportunities for growth and high investment returns. The manager screens for "growth" stocks from the universe of companies with market capitalizations greater than $25 million. The manager then screens for companies in the science and technology sectors with earnings growth potential of 20% or higher. Of these companies, generally only the top 35% with respect to earnings growth potential will be considered appropriate investments. Once these candidates have been identified, the manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.


To reduce portfolio risk, the sub-adviser will diversify by investing in at least three countries, one of which may be the U.S. The portfolio generally will sell a stock when, in the portfolio manager's opinion, there is deterioration in the company's fundamentals, the company fails to meet performance expectations, or the stock's relative price momentum declines meaningfully.


While the portfolio principally invests in common stock, it may also invest in preferred stock and securities convertible into common and preferred stock; Rule 144 securities and IPO's; options or futures; forward foreign currency exchange contracts; and small-cap companies.


The portfolio may take a temporary defensive position when the securities trading markets or the economy are experiencing excessive volatility or a prolonged general decline, or other adverse conditions exist (which is inconsistent with the portfolio's principal investment strategies). Under these circumstances, the portfolio may be unable to achieve its investment objective.



The portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.


                                  Prospectus 2

/warning sign/ Risks of Investing in a World
               Equity Portfolio

The principal risks of investing in this World Equity Portfolio that may adversely affect your investment are described below. Please note that there are many other circumstances which could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks" beginning on page 9, and the Fund's SAI for more information about the risks associated with investing in a World Equity Portfolio.

                                PRINCIPAL RISKS
                            WORLD EQUITY PORTFOLIO


                                                    PORTFOLIO
                                                   -----------
                                                    BlackRock
                                                      Global
RISKS                                               Science &
-----                                               Technology
  Stocks                                                 X
  Foreign Securities                                     X
  Emerging Markets Risk                                  X
  Forward Foreign Currency Contracts                     X
  Convertible Securities                                 X
  Technology Stocks                                      X
  IPO                                                    X
  Small Cap Companies                                    X
  Sector Risk                                            X

o Stocks


While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, certain industries or the securities market as a whole.


Because the stocks the portfolio holds fluctuate in price, the value of your investment in the portfolio will go up and down.


o Foreign Securities


Investments in foreign securities involve risks relating to political, social and economic developments abroad as well as risks resulting from differences in regulations to which U.S. and foreign issuers and markets are subject. To the extent a portfolio invests in emerging markets, these risks would be greater. These risks include:

     o Changes in currency values

     o Currency speculation

     o Currency trading costs

     o Different accounting and reporting practices

     o Less information available to the public

     o Less (or different) regulation of securities markets

     o Greater complex business negotiations

     o Less liquidity

     o More fluctuations in prices

     o Delays in settling foreign securities transactions

     o Higher costs for holding shares (custodial fees)

     o Higher transaction costs

     o Vulnerability to seizure and taxes

     o Political instability and small markets

     o Different market trading days

     o Forward foreign currency contracts for hedging


o Emerging Markets Risk


Investing in the securities of issuers located in or principally doing business in emerging markets bear foreign risks as discussed above. In addition, the risks associated with investing in emerging markets are often greater than investing in developed foreign markets. Specifically, the economic structures in emerging markets countries are less diverse and mature than


                                  Prospectus 3
those in developed countries, and their political systems are less stable. Investments in emerging markets countries may be affected by national policies that restrict foreign investments. Emerging market countries may have less developed legal structures, and the small size of their securities markets and low trading volumes can make investments illiquid and more volatile than investments in developed countries. As a result, a portfolio investing in emerging market countries may be required to establish special custody or other arrangements before investing.


o Forward Foreign Currency Contracts


Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of portfolio securities decline.

Such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to the portfolio's limitation on investing in illiquid securities.

If the portfolio manager's judgment of markets proves incorrect or the strategy does not correlate well with a portfolio's investment, the use of such hedging transactions could result in a loss regardless of whether the intent was to reduce risk or increase return and may increase a portfolio's volatility. In addition, in the event that non-exchange traded forward currency contracts are used, such transactions could result in a loss if the counterparty to the transaction does not perform as promised.


o Convertibles


As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, to increase as the interest rates decline.


o Technology Stocks


Securities of technology companies are strongly affected by worldwide scientific and technological developments and governmental policies, and, therefore, are generally more volatile than securities of companies not dependent upon or associated with technological issues. The entire value of the portfolio may decrease if the technology industry suffers a loss.


o IPO Risk

Investments in IPOs involve special risks:
     o Fluctuation of market value

     o Possible higher transaction costs

     o Market risk

     o Liquidity risk

o Small Cap Companies


Investing in small companies involves greater risk than is customarily associated with more established companies. Stocks of small companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, market or financial resources, and their management may lack depth and experience. Also, growth stocks can experience steep price declines if the company's earnings disappoint investors. Since the portfolio will be invested in this market sector, our investors are exposed to this volatility.


o Sector Risk


Investing primarily in companies engaged in scientific and or technologic activities. The value of such companies is particularly vulnerable to rapidly changing technology; extensive government regulation and relatively high risks of obsolescence caused by scientific and technological advances. The value of the portfolio's shares may fluctuate more than the shares of a portfolio investing in a broader range of industries.


You may lose money if you invest in a World Equity Portfolio.


/chess piece/ Investor Profile

For the investor who is willing to accept the higher risk of loss inherent in a portfolio that invests in technology company securities which may be strongly affected by worldwide scientific and technological developments and governmental policies in exchange for the potential of greater capital appreciation.


/graph/ Portfolio Performance

Because BlackRock Global Science & Technology commenced operations in July 2001, performance history for the portfolio is not included.


                                  Prospectus 4

 GROWTH EQUITY PORTFOLIOS

BLACKROCK MID-CAP GROWTH
BLACKROCK LARGE CAP VALUE


This Risk/Return Summary briefly describes the above Growth Equity Portfolios of the Fund and the principal risks of investing in the portfolios. For further information on these portfolios, please read the section entitled "Explanation of Strategies and Risks," beginning on page 9, and the Fund's SAI.

/target/ Objectives

BLACKROCK MID-CAP GROWTH
This portfolio seeks long-term capital appreciation.


BLACKROCK LARGE CAP VALUE

This portfolio seeks long term capital appreciation and current income as a secondary objective.
     What is a Growth Equity Portfolio?
   Each growth equity portfolio invests in the common stock of companies that offer potentially rising share prices. These portfolios seek to provide capital appreciation (a rise in share price) rather than steady income.


/chess piece/ Policies and Strategies

BLACKROCK MID-CAP GROWTH
The portfolio's sub-adviser, BlackRock Advisors, Inc. (BlackRock), seeks to achieve the portfolio's investment objective by investing principally in:

    o Common stocks of U.S. mid-capitalization growth companies. Medium sized companies are those whose market capitalizations, at the time of purchase, fall within a range between $2 billion and $15 billion.


The portfolio normally invest at least 65% of its total assets in the equity securities of mid-capitalization companies, and at least 80% in equity securities. The portfolio manager initially screens for "growth" stocks from companies with market capitalization above $2 billion, emphasizing those companies with market capitalization between $2 billion and $15 billion. The portfolio manager uses fundamental analysis to examine each company for financial strength before deciding to purchase the stock.


The portfolio may also invest in IPOs; preferred stock and securities convertible into common stock and preferred stock; or options or futures.


In extreme market conditions, the portfolio may temporarily invest some or all of its assets in high quality money market securities. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.


The portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.


BLACKROCK LARGE CAP VALUE

The portfolio's sub-adviser, BlackRock Advisors, Inc. (BlackRock), seeks to achieve the portfolio's investment objective by investing principally in:


o U.S. large capitalization value stocks


Large-capitalization companies are defined as those with a market capitalization in excess of $10 billon.


The portfolio normally invests at least 65% of its total assets in the equity securities of these companies, and 80% of its total assets in equity securities.


The portfolio manager seeks large capitalization stocks which, in his opinion, are worth more than is indicated by current market price. The portfolio manager initially screens for "value" stocks from the universe of companies with market capitalization above $1 billion, emphasizing those companies with market capitalizations over $10 billion. Once these companies have been identified, the portfolio manager uses


                                  Prospectus 5

 GROWTH EQUITY PORTFOLIOS

fundamental analysis to examine each company for financial strength before deciding to purchase the stock.


The portfolio may also invest in preferred stock and securities convertible into common stock and preferred stock; and options or futures.


In extreme market conditions, the portfolio may temporarily invest some or all of its assets in high quality money market securities. However, if market conditions improve, this strategy could result in reducing the potential gain from the market upswing, thus reducing the fund's opportunity to achieve its investment objective.


The portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

/warning sign/ Risks

The principal risks of investing in Growth Equity Portfolios that may adversely affect your investment are described below. (Not all of these risks apply to each Growth Equity Portfolio. See the chart below for the principal risks of your portfolio.) Please note that there are many other circumstances which could adversely affect your investment and prevent a portfolio from achieving its objective, which are not described here. Please refer to the section entitled "Explanation of Strategies and Risks," beginning on page 10, and the Fund's SAI for more information about the risks associated with investing in the Growth Equity Portfolios.

                                PRINCIPAL RISKS
                            GROWTH EQUITY PORTFOLIOS

                                        BlackRock     BlackRock
RISKS                                    Mid-Cap      Large Cap
                                          Growth        Value

  Stocks                                    X             X
  Medium Sized Companies                    X
  Convertibles                              X             X
  IPOs                                      X
  Futures and Options                       X             X

o Stocks

While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole.

Because the stocks the portfolio holds fluctuate in price, the value of your investment in the portfolio may go up and down.


o Medium-Sized Companies


These companies present additional risks because their earnings may be less predictable, their share price more volatile, and their securities less liquid than larger more established companies.

o Convertibles

As with all debt securities, the market value of convertibles tends to decline as interest rates increase and, conversely, increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price of the convertible security, the convertible security tends to reflect the market price of the underlying common stock.


o IPO Risk

Investments in IPOs involve special risk:

     o Fluctuation of market value

     o Possible higher transaction costs

     o Market risk

     o Liquidity risk

                                  Prospectus 6

 GROWTH EQUITY PORTFOLIOS

o Futures and Options

Futures and options involve additional investment risks and transactional costs, and draw upon skills and experience which are different than those needed to pick other securities. Special risks include:

     o Inaccurate market predictions


     o Imperfect correlation


     o Illiquidity


     o Tax considerations


The portfolios are not required to hedge their investments.


You may lose money if you invest in any of the Growth Equity Portfolios.


/chess piece/ Investor Profiles

BLACKROCK MID-CAP GROWTH
For the investor who seeks long-term capital appreciation and who can tolerate fluctuations inherent to mid-cap stock investing.


BLACKROCK LARGE CAP VALUE

For the investor who seeks long-term capital appreciation and current income as a secondary goal, and who can tolerate fluctuations inherent to stock investing.


/graph/ Portfolio Performance

Because BlackRock Mid-Cap Growth and BlackRock Large Cap Value commenced operations in July 2001, performance histories for these portfolios are not included.


                                  Prospectus 7

Before you choose an investment portfolio, please consider . . .

 RISK/REWARD INFORMATION

All of the investment portfolios involve risk, but there is also the potential for reward. You can lose money -- and you can make money. The Fund portfolios are structured so that each offers a slightly different degree of risk and reward than others.


In this prospectus, we've arranged the portfolios in order of risk/ reward from highest to lowest. Notice the scale at the right. It covers the full spectrum of risk/reward of the portfolios described in this prospectus.


What risk/reward level is for you? Ask yourself the following:


 (1)   How well do I handle fluctuations in my account value?
       The higher a portfolio is on the risk/reward spectrum, the more its price is likely to move up and down on a day to day basis. If this makes you uncomfortable, you may prefer an investment at the lower end of the scale that may not fluctuate in price as much.


 (2)   Am I looking for a higher rate of return?
       Generally, the higher the potential return, the higher the risk. If you find the potential to make money is worth the possibility of losing more, then a portfolio at the higher end of the spectrum may be right for you.


A final note: These portfolios are designed for long-term investment.


Each portfolio has an investment objective that it tries to achieve by following certain investment strategies and techniques. The objective can be changed without shareholder vote.

                           BlackRock Global Science &
                                   Technology



                            BlackRock Mid-Cap Growth
                            BlackRock Large Cap Value

         World Equity                                   Growth Equity

 Higher                    /arrow/    Risk/Reward     /arrow/             Lower


                                  Prospectus 8

 EXPLANATION OF STRATEGIES AND RISKS

HOW TO USE THIS SECTION

In the discussions of the individual portfolios on pages 2 through 8, you found descriptions of the strategies and risks associated with each. In those pages, you were referred to this section for a more complete description of the risks. For best understanding, first read the description of the portfolio you're interested in. Then refer to this section and read about the risks particular to that portfolio. For even more discussions of strategies and risks, see the SAI, which is available upon request. See the back cover of this prospectus for information on how to order the SAI.


/chess piece/

Diversification and Concentration. The 1940 Act classifies investment companies as either diversified or non-diversified.


Diversification is the practice of spreading a portfolio's assets over a number of investments, investment types, industries or countries to reduce risk. A non-diversified portfolio has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified portfolio, its share price can be expected to fluctuate more than a comparable portfolio.


All of the portfolios qualify as diversified funds under the 1940 Act. The diversified portfolios are subject to the following diversification requirements (which are set forth in full in the SAI):


o As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio may not own more than 10% of the outstanding voting shares of any issuer (other than U.S. government securities) as defined in the 1940 Act and, with respect to some portfolios, in other types of cash items.


o As a fundamental policy, with respect to 75% of the total assets of a portfolio, the portfolio will not purchase a security of any issuer if such would cause the portfolio's holdings of that issuer to amount to more than 5% of the portfolio's total assets.


o As a fundamental policy governing concentration, no portfolio will invest 25% or more of its assets in any one particular industry, other than U.S. government securities.


/warning sign/

Investing in common stocks. Many factors cause common stocks to go up and down in price. A major one is the financial performance of the company that issues the stock. Other factors include the overall economy, conditions in a particular industry, and monetary factors like interest rates. When your portfolio holds stocks, there's a risk that some or all of them may be down in price when you choose to sell, causing you to lose money. This is called market risk.


/warning sign/


Investing in preferred stocks. Because these stocks come with a promise to pay a stated dividend, their price depends more on the size of the dividend than on the company's performance. But if a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect their price. (See "Investing in Bonds," below.)


/warning sign/


Investing in convertible securities, preferred stocks, and bonds. Since preferred stocks and corporate bonds pay a stated return, their prices usually don't depend on the price of the company's common stock. But some companies issue preferred stocks and bonds that are convertible into their common stocks. Linked to the common stock in this way, convertible securities go up and down in price as the common stock does, adding to their market risk.


                                  Prospectus 9

/warning sign/


Various Investment Techniques. Various investment techniques are utilized to increase or decrease exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative securities and transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements and purchasing indexed securities. These techniques are designed to adjust the risk and return characteristics of the portfolio of investment and are not used for leverage.


/warning sign/


Volatility. The more an investment goes up and down in price, the more volatile it is. Volatility increases the market risk because even though your portfolio may go up more than the market in good times, it may also go down more than the market in bad times. If you decide to sell when a volatile portfolio is down, you could lose more.


/warning sign/


Investing in bonds. Like common stocks, bonds fluctuate in value, though the factors causing this fluctuation are different, including:

o Changes in interest rates. Bond prices tend to move the opposite of interest rates. Why? Because when interest rates on new bond issues go up, rates on existing bonds stay the same and they become less desirable. When rates go down, the reverse happens. This is also true for most preferred stocks and some convertible securities.

o Length of time to maturity. When a bond matures, the issuer must pay the owner its face value. If the maturity date is a long way off, many things can affect its value, so a bond is more volatile the farther it is from maturity. As that date approaches, fluctuations usually become smaller and the price gets closer to face value.

o Defaults. All bond issuers make at least two promises: (1) to pay interest during the bond's term and (2) to return principal when it matures. If an issuer fails to keep one or both of these promises, the bond will probably drop in price dramatically, and may even become worthless. Changes in financial condition and general economic conditions can affect the ability to honor financial obligations and therefore credit quality. A security's price may be adversely affected by the market's opinion of the security's credit quality level even if the issuer or counterparty has suffered no degradation in ability to honor the obligation.

o Declines in ratings. At the time of issue, most bonds are rated by professional rating services, such as Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P). The stronger the financial backing behind the bond, the higher the rating. If this backing is weakened or lost, the rating service may downgrade the bond's rating. This is virtually certain to cause the bond to drop in price. Bonds that are rated below BBB by S&P, and below Ba by Moody's, are considered to be below investment grade. Moody's rates bonds in nine categories, from Aaa to C, with Aaa being the highest with least risk. S&P rates bonds in six categories, from AAA to D, with AAA being the highest.

o Low Rating. High-yield/high-risk fixed-income securities (commonly known as "junk bonds") have greater credit risk, are more sensitive to interest rate movements, are considered more speculative than higher rated bonds, have a greater vulnerability to economic changes and are less liquid. The market for such securities may be less active than for higher rated securities, which can adversely affect the price at which these securities may be sold and may diminish a portfolio's ability to obtain accurate market quotations when valuing the portfolio securities and calculating the portfolio's net asset value.

o Lack of rating. Some bonds are considered speculative, or for other reasons are not rated. Such bonds must pay a higher interest rate in order to attract investors. They're considered riskier because of the higher possibility of default or loss of liquidity.

o Loss of liquidity. If a bond is downgraded, or for other reasons drops in price, the market demand for it may "dry up". In that case, the bond may be hard to sell or "liquidate" (convert to cash).

/warning sign/


Investing in foreign securities. These are investments offered by foreign companies, governments and


                                 Prospectus 10
government agencies. They involve risks not usually associated with U.S. securities, including:

o Changes in currency values. Foreign securities are sold in currencies other than U.S. dollars. If a currency's value drops, the value of the securities held by a portfolio could drop too, even if the securities are strong. In turn, the value of the shares of the portfolio could also drop. Dividend and interest payments may be lower. Factors affecting exchange rates are: differing interest rates among countries; balances of trade; amount of a country's overseas investments; and any currency manipulation by banks.


o Currency speculation. The foreign currency market is largely unregulated and subject to speculation.

o    ADRs/ADSs. Some portfolios also invest in American Depositary Receipts
     (ADRs) and American Depositary Shares (ADSs). They represent securities of foreign companies traded on U.S. exchanges, and their values are expressed in U.S. dollars. Changes in the value of the underlying foreign currency will change the value of the ADR or ADS. A portfolio incurs costs when it converts other currencies into dollars, and vice-versa.

o Euro Conversion. On January 1, 1999, certain participating countries in the European Economic Monetary Union adopted the "Euro" as their official currency. Other EU member countries may convert to the Euro at a later date. As of January 1, 1999, governments in participating countries issued new debt and redenominated existing debt in Euros; corporations chose to issue stocks or bonds in Euros or national currency. The new European Central Bank (the "ECB") will assume responsibility for a uniform monetary policy in participating countries. Euro conversion risks that could affect a portfolio's foreign investments include: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts in existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2002 and beyond; (4) potential U.S. tax issues with respect to portfolio securities; and (5) the ECB's abilities to manage monetary policies among the participating countries; and (6) the ability of financial institution systems to process Euro transactions.

o Different accounting and reporting practices. Foreign tax laws are different, as are laws, practices and standards for accounting, auditing and reporting data to investors.

o Less information available to the public. Foreign companies usually make less information available to the public.

o Less regulation. Securities regulations in many foreign countries are more lax than in the U.S.


o More complex negotiations. Because of differing business and legal procedures, a portfolio may find it hard to enforce obligations or negotiate favorable brokerage commission rates.

o Less Liquidity/more volatility. Some foreign securities are harder to convert to cash than U.S. securities, and their prices may fluctuate more dramatically.

o Settlement delays. "Settlement" is the process of completing a securities transaction. In many countries, this process takes longer than it does in the U.S.


o Higher custodial charges. Fees charged by the Fund's custodian for holding shares are higher for foreign securities than that of domestic securities.



o Higher transaction costs. Fees charged by securities brokers are often higher for transactions involving foreign securities than domestic securities. Higher expenses, such as brokerage fees, may reduce the return a portfolio might otherwise achieve.

o Vulnerability to seizure and taxes. Some governments can seize assets. They may also limit movement of assets from the country. A portfolio's interest, dividends and capital gains may be subject to foreign withholding taxes.

o Political instability and small emerging markets. Developing countries can be politically unstable. Economies can be dominated by a few industries, and markets may trade a small number of securities. Regulations of banks and capital markets can be weak.

o Different market trading days. Foreign markets may not be open for trading when U.S. markets are and asset values can change before your transaction occurs.

o Hedging. A portfolio may, but will not necessarily, enter into forward currency contracts to hedge


                                 Prospectus 11
    against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency fluctuation on purchases, and sales of such securities.


/warning sign/


Investing in futures, options and derivatives. Besides conventional securities, your portfolio may seek to increase returns by investing in financial contracts related to its primary investments. Such contracts involve additional risks and costs. Risks include:

o Inaccurate market predictions. If the sub-adviser is wrong in its expectation, for example, with respect to interest rates, securities prices or currency markets, the contracts could produce losses instead of gains.

o Prices may not match. Movements in the price of the financial contracts may be used to offset movements in the price of other securities you own. If those prices don't correlate or match closely, the benefits of the transaction might be diminished.


o Illiquid markets. If there's no market for the contracts, the portfolio may not be able to control losses.


o Tax consequences. Sometimes the possibility of incurring high taxes on a transaction may delay closing out a position and limit the gains it would have produced.

/warning sign/


Investing in special situations. Each portfolio may invest in "special situations" from time to time. Special situations arise when, in the opinion of a portfolio manager, a company's securities may be undervalued, then increase considerably in price, due to:

o A new product or process.
o A management change.
o A technological breakthrough.
o An extraordinary corporate event.
o A temporary imbalance in the supply of, and demand for, the securities of an issuer.

Investing in a special situation carries an additional risk of loss if the expected development does not happen or does not attract the expected attention. The impact of special situation investing to a portfolio will depend on the size of a portfolio's investment in a situation.


/chess piece/

CASH POSITION
A portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of short-term debt securities that are considered cash equivalents. This may be done as a temporary defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease.

/question mark/

PORTFOLIO TURNOVER
A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding short-term securities) for a year and dividing it by the monthly average of the market value of such securities during the year.


Changes in security holdings are made by a portfolio's sub-adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or unforeseen developments.

The rate of portfolio turnover will not be a limiting factor when short-term investing is considered appropriate. Increased turnover rates result in higher brokerage costs and other transaction based expenses for a portfolio. These charges are ultimately borne by the policyholders.

/chess piece/


SHORT SALES

A portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all


                                 Prospectus 12
times when the short position is open, the portfolio owns an equal amount of the securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.


/question mark/
                Investment Strategies

A portfolio is permitted to use other securities and investment strategies in pursuit of its investment objective, subject to limits established by the Fund's Board of Directors. No portfolio is under any obligation to use any of the techniques or strategies at any given time or under any particular economic condition. Certain instruments and investment strategies may expose the portfolios to other risks and considerations, which are discussed in the Fund's SAI.


                                 Prospectus 13

 HOW THE FUND IS MANAGED AND ORGANIZED

/question mark/

HOW THE FUND IS MANAGED
AND ORGANIZED

The Fund's Board is responsible for managing the business affairs of the Fund. It oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-advisers. Information about the Directors and executive officers of the Fund is contained in the SAI.


AEGON/Transamerica Fund Advisers, Inc. (AEGON/
Transamerica Advisers) (prior to May 1, 2001, WRL Investment Management, Inc.), located at 570 Carilon Parkway, St. Petersburg, Florida 33716, has served as the Fund's investment adviser since 1997. (Prior to this date, Western Reserve Life Assurance Co. of Ohio (Western Reserve) served as investment adviser to the Fund). The investment adviser is a direct, wholly-owned subsidiary of Western Reserve which is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company, which is wholly-owned by AEGON USA, Inc. AEGON USA, Inc. is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA, Inc. is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation which is a publicly traded international insurance group.


Subject to the supervision of the Fund's Board, the investment adviser is responsible for furnishing continuous advice and recommendations to the Fund as to the acquisition, holding or disposition of any or all of the securities or other assets which the portfolios may own or contemplate acquiring from time to time; causing its officers to attend meetings and furnishing oral or written reports, as the Fund may reasonably require, in order to keep the Fund's Board and appropriate officers of the Fund fully informed as to the conditions of the investment portfolio of each portfolio, the investment recommendations of the investment adviser, and the investment considerations which have given rise to those recommendations; supervising the purchase and sale of securities of the portfolios as directed by the appropriate officers of the Fund; and maintaining all books and records required to be maintained by the investment adviser.


The Fund has received an order from the Securities and Exchange Commission that permits the Fund and the investment adviser, subject to certain conditions, and without the approval of shareholders to: (1) employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser; (2) materially change the terms of any sub-advisory agreement; and (3) continue the employment of an existing sub-adviser on the same sub-advisory contract terms where a contract has been assigned because of a change in control of the sub-adviser. In such circumstances, shareholders would receive notice and information about the new sub-adviser within ninety (90) days after the hiring of any new sub-adviser.


As compensation for its services to the portfolios, the investment adviser receives monthly compensation at an annual rate of a percentage of the average daily net assets of each portfolio. The advisory fees for each portfolio are:

                                           Advisory
Portfolio                                    Fee
BlackRock Global Science & Technology       0.90%
BlackRock Mid Cap Growth                    0.80%
BlackRock Large Cap Value                   0.80%

SUB-ADVISER

Day-to-day management of the investments in each portfolio is the responsibility of the portfolio manager. The portfolio managers of the portfolios are:


BLACKROCK GLOBAL SCIENCE (&) TECHNOLOGY

The portfolio is managed by a team of investment professionals. The team includes the following individuals who have day-to-day responsibility:


William Wykle has been a Managing Director with BlackRock since 1995 and served as an investment manager for the PNC Bank from 1986 to 1995. He has co-managed the portfolio since its inception.


Thomas Callan has been a Managing Director with BlackRock since 1996 and served as an equity analyst


                                 Prospectus 14
for PNC Bank from 1993 to 1996. He has co-managed this portfolio since its inception.


Michael Carey has been a vice president with BlackRock since 2000, an equity analyst with BlackRock since 1996 and served as a fixed income analyst for PNC Bank from 1993 to 1996. He has co-managed the portfolio since its inception.


Jean M. Rosenbaum, vice president since 2000, has been an equity analyst with BlackRock since 1997. Prior to joining BlackRock in 1997, Ms. Rosenbaum had been an analyst with PNC Bank for three years.


BLACKROCK MID CAP GROWTH

The portfolio is managed by a team of investment professionals. The team includes William Wykle, Thomas Callan and Amy Hogan. Mr. Wykle and Mr. Callan also manage BlackRock Global Science (&) Technology.


Amy Hogan has been managing director since 1999. Prior to joining BlackRock in 1999, Ms. Hogan was a Managing Director at Columbus Circle Investors since June 1986.

BLACKROCK LARGE CAP VALUE

The portfolio is managed by a team of investment professionals.


Chris R. Kaufman, managing director and senior portfolio manager, leads the large cap value equity team. He is lead portfolio manager for all large cap value portfolios. Prior to joining BlackRock in 2000, Mr. Kaufman was a senior vice president and portfolio manager at Retirement Systems Group since July 1, 1995, and Director of Research since 1997.


/graph/
           Portfolio Performance

Because BlackRock Global Science & Technology, BlackRock Mid-Cap Growth and BlackRock Large Cap Value commenced operations in July 2001, performance history for these portfolios is not included.


                                 Prospectus 15

 PERFORMANCE INFORMATION

The Fund may include quotations of a portfolio's total return or yield in connection with the total return for the appropriate separate account, in advertisements, sales literature or reports to policyowners or to prospective investors. Total return and yield quotations for a portfolio reflect only the performance of a hypothetical investment in the portfolio during the particular time period shown as calculated based on the historical performance of the portfolio during that period. Such quotations do not in any way indicate or project future performance. Quotations of total return and yield will not reflect charges or deductions against the separate accounts or charges and deductions against the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information which show total return and yield information for the separate accounts, policies or annuity contracts.


TOTAL RETURN

Total return refers to the average annual percentage change in value of an investment in a portfolio held for a stated period of time as of a stated ending date. When a portfolio has been in operation for the stated period, the total return for such period will be provided if performance information is quoted. Total return quotations are expressed as average annual compound rates of return for each of the periods quoted. They also reflect the deduction of a proportionate share of a portfolio's investment advisory fees and direct portfolio expenses, and assume that all dividends and capital gains distributions during the period are reinvested in the portfolio when made.


SIMILAR SUB-ADVISER PERFORMANCE

A portfolio may disclose in advertisements, supplemental sales literature, and reports to policyowners or to prospective investors total returns of an existing SEC-registered fund that is managed by the portfolio's sub-adviser and that has investment objectives, policies, and strategies substantially similar to those of such portfolio (a "Similar Sub-Adviser Fund"). Although the Similar Sub-Adviser Funds have substantially similar investment objectives, policies, and strategies as the designated portfolio, and are managed by the same sub-adviser as the designated portfolio, you should not assume that any portfolio will have the same future performance as Similar Sub-Adviser Funds whose total returns are shown. Each portfolio's future performance may be greater or less than the historical performance of the corresponding Similar Sub-Adviser Fund. There can be no assurance, and no representation is made, that the investment results of any portfolio will be comparable to the results of any of the Similar Sub-Adviser Funds or any other fund managed by WRL Management or any sub-adviser.


The table below sets forth these portfolios of the Fund and, for each portfolio's respective Similar Sub-Adviser Fund, the fund's inception date, asset size, and the average annual total returns for the one, five and ten year periods (or life of the Similar Sub-Adviser Fund, if shorter) ended December 31, 2000. These figures are based on the actual investment performance of the Similar Sub-Adviser Funds. Each Similar
Sub-Adviser Fund has higher total expenses than its corresponding portfolio of the Fund. The average annual total returns for the Similar Sub-Adviser Funds are shown with and without the deductions of any applicable sales load. You should note that the performance of the Similar Sub-Adviser Funds does not reflect the historical performance of any portfolios.


The performance of Similar Sub-Adviser Funds does not reflect any of the charges, fees, and expenses imposed under the policies or annuity contracts. Such performance would in each case be lower if it reflected these charges, fees and expenses. See the contract form or disclosure document for the policy or annuity contract. (The Disclosure Documents for the policy or annuity contract describe Similar Sub-Advisers Funds as "Similar Sub-Advised Funds.")


(See the SAI for more information about the portfolios' performance.)


                                 Prospectus 16

SIMILAR SUB-ADVISER FUND PERFORMANCE

                                                                               Average Annual Total Return
                                                                                (without Sales Loads)(1)
                                                                             -------------------------------
                                     Similar                                                       10 Years
AEGON/Transamerica                 Sub-Adviser         Inception      Total                        or Since
Portfolio                             Fund                Date       Assets    1 Year    5 Years   Inception
---------------------------- ---------------------- --------------- -------- ---------- --------- ----------
BlackRock Growth               BlackRock Global        5/15/00                  N/A       N/A
 Science & Technology        Science & Technology   Service Share
BlackRock Large Cap Growth      BlackRock Large        11/01/89              (25.60)%    17.01%      14.10%
                                   Cap Value        Service Share
BlackRock Mid-Cap              BlackRock Mid-Cap       12/27/96              (11.38)%    33.56%      28.49%
 Growth                             Growth          Service Share

(1) The BlackRock funds listed above do not have a sales load.

                                 Prospectus 17

 OTHER INFORMATION

/question mark/
               Purchase and Redemption
               of Shares

As described earlier in the prospectus, shares of the portfolios are intended to be sold to certain separate accounts of Western Reserve Life Assurance Co. of Ohio, Transamerica Life Insurance Company (formerly PFL Life Insurance Company), AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Shares are sold and redeemed at their net asset value without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)


/question mark/

           Valuation of Shares

Each portfolio's net asset value per share is ordinarily determined once daily, as of the close of the regular session of business on the New York Stock Exchange (NYSE) (usually 4:00 p.m., Eastern Time), on each day the exchange is open.


Net asset value (NAV) of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of shares outstanding in the portfolio. Share prices for any transaction are those next calculated after receipt of an order.

     What is Net Asset Value?
   The net asset value of a portfolio share is computed by dividing the value of the net assets of the portfolio by the total number of shares outstanding in the portfolio.



Except for money market instruments maturing in 60 days or less, securities held by portfolios are valued at market value. If market values are not readily available, securities are valued at fair value as determined by the Fund's Valuation Committee under the supervision of the Fund's Board.


Money market instruments maturing in 60 days or less are valued on the amortized cost basis. Under this method, the NAV of the money market portfolio shares is expected to remain at a constant $1.00 per share, although there can be no assurance that the portfolio will be able to maintain a stable NAV. (See the SAI for details.)


/question mark/
               Dividends and Distributions

Each portfolio intends to distribute substantially all of its net investment income, if any. Dividends from investment income of a portfolio normally are declared daily and reinvested monthly in additional shares of the portfolio at net asset value. Distributions of net realized capital gains from security transactions normally are declared and paid in additional shares of the portfolio at the end of the fiscal year.

/question mark/

           Taxes


Each portfolio has either qualified and expects to continue to qualify or will qualify in its initial year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). As qualified, a portfolio is not subject to federal income tax on that part of its taxable income that it distributes to you. Taxable income consists generally of net investment income, and any capital gains. It is each portfolio's intention to distribute all such income and gains.


Shares of each portfolio are offered only to the separate accounts of Western Reserve and its affiliates. Separate accounts are insurance company separate accounts that fund the policies and the annuity contracts. Under the Code, an insurance company pays no tax with respect to income of a qualifying separate account when the income is properly allocable to the value of eligible variable annuity or variable life insurance contracts. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the policies and annuity contracts and the holders thereof, see "Federal Income Tax Considerations" included in the respective prospectuses for the policies and the annuity contracts.


Section 817(h) of the Code and the regulations thereunder impose
"diversification" requirements on each portfolio. Each portfolio intends to comply with the diversification requirements. These requirements


                                 Prospectus 18
are in addition to the diversification requirements imposed on each portfolio by Subchapter M and the 1940 Act. The 817(h) requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer. Specifically, the regulations provide that, except as permitted by "safe harbor," rules described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments.

Section 817(h) also provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities, and securities of other regulated investment companies. For purposes of section 817(h), all securities of the same issuer, all interests in the same real property, and all interests in the same commodity are treated as a single investment. In addition, each U.S. government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities, and political subdivisions all will be considered securities issued by the same issuer. If a portfolio does not satisfy the section 817(h) requirements, the separate accounts, the insurance companies, the policies and the annuity contracts may be taxable. See the prospectuses for the policies and annuity contracts.

The foregoing is only a summary of some of the important federal income tax considerations generally affecting a portfolio and you; see the SAI for a more detailed discussion. You are urged to consult your tax advisors.


/question mark/

           Report to Policyholders


The fiscal year of each portfolio ends on December 31 of each year. The Fund will send to you, at least semi-annually, reports which show the portfolios' composition and other information. An annual report, with audited financial information, will be sent to you each year.

/question mark/

           Distribution and
           Service Plans

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") and pursuant to the Plan, entered into a Distribution Agreement with AFSG Securities Corporation (AFSG) located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499. AFSG is an affiliate of the investment adviser, and serves as principal underwriter for the Fund. The Plan permits the use of Fund assets to help finance the distribution of the shares of the portfolios. Under the Plan, the Fund, on behalf of the portfolios, is permitted to pay to various service providers up to 0.15% of the average daily net assets of each portfolio as payment for actual expenses incurred in connection with the distribution of the shares of the portfolios. Because these fees are paid out of Fund assets on an on-going basis, over time these costs will increase the cost of your investment and may cost you more than other types of sales charges.


As of the date of this prospectus, the Fund has not paid any distribution fees under the Plan and does not intend to do so before April 30, 2002. You will receive written notice prior to the payment of any fees under the Plan.


/question mark/

           Brokerage Enhancement Plan


The Fund has adopted in accordance with the substantive provisions of Rule 12b-1 under the 1940 Act, a Brokerage Enhancement Plan (the "Plan") for each of its portfolios. The Plan will use available brokerage commissions to promote the sale and distribution of each portfolio's shares. Under the Plan, the Fund will use recaptured commissions to pay for distribution expenses. Except for recaptured commissions, the portfolios do not incur any asset based or additional fees or charges under the Plan.


Under the Plan, the investment adviser will be authorized to direct sub-advisers to use certain broker-dealers for securities transactions. (The duty of best price and execution will still apply to these transactions.) These broker-dealers have agreed to give a percentage of their commissions from the sale and purchases of securities to AFSG.


                                 Prospectus 19

 FINANCIAL HIGHLIGHTS

As these portfolios commenced operations on July 15, 2001, there is no financial history to report.

                                 Prospectus 20

                 THIS PAGE HAS BEEN INTENTIONALLY LEFT BLANK.

             Additional information about these portfolios is contained in the Fund's annual and semi-annual reports to shareholders and in the Statement of Additional Information, dated May 1, 2001, which is incorporated by reference into this prospectus. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.


             You may also call 1-800-851-9777 to request this additional information about the Fund without charge or to make shareholder inquiries.


             Other information about these portfolios has been filed with and is available from the U.S. Securities and Exchange Commission. Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-942-8090. Information may be obtained, upon payment of a duplicating fee by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009.


             Reports and other information about the Fund are also available on the Commission's Internet site at http://www.sec.gov.
             (WRL Series Fund File No. 811-4419.)


             For more information about these portfolios, you may obtain a copy of the SAI or the Annual or Semi-Annual Reports without charge, or to make other inquiries about this Fund, call the number listed above.




             (WRL Series Fund File No. 811-4419.)

                      AEGON/TRANSAMERICA SERIES FUND, INC.
              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001
                        Incorporated Herein By Reference
              As Filed With the Securities and Exchange Commission
                                   May 1, 2001
                             Registration No. 33-507
                                File No. 811-4419

                     AEGON/TRANSAMERICA SERIES FUND, INC.


                           BLACKROCK LARGE CAP VALUE
                            BLACKROCK MID CAP GROWTH
                     BLACKROCK GLOBAL SCIENCE & TECHNOLOGY

                      STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the AEGON/Transamerica Series Fund, Inc. (the "Fund") Prospectus. A copy of the Prospectus may be obtained from the Fund by writing the Fund at 570 Carillon Parkway, St. Petersburg, FL 33716 or by calling the Fund at (800) 851-9777.

                              Investment Adviser:

                    AEGON/TRANSAMERICA FUND ADVISERS, INC.

                                 Sub-Adviser:

                            BLACKROCK ADVISORS, INC.


The date of the Prospectus to which this Statement of Additional Information relates is July 16, 2001 and the date of this Statement of Additional Information is July 16, 2001.

                               TABLE OF CONTENTS

                                                                                 Page in this Statement
                                                                                           of
                                                                                 Additional Information
                                                                                -----------------------
FUND HISTORY                                                                                1

INVESTMENT OBJECTIVES AND POLICIES                                                          2

Investment Restrictions                                                                     2
 BlackRock Large Cap Value                                                                  2
 BlackRock Mid Cap Growth
 BlackRock Global Science & Technology

INVESTMENT POLICIES
 Lending
 Borrowing
 Short Sales
 Foreign Securities
 Foreign Bank Obligations
 Forward Foreign Currency Contracts
 When-Issued, Delayed Settlement and Forward Delivery Securities
 Repurchase and Reverse Repurchase Agreements
 Temporary Defensive Position
 U.S. Government Securities
 Non-Investment Grade Debt Securities
 Convertible Securities
 Investments in Futures, Options and Other Derivative Instruments
 Zero Coupon, Pay-In-Kind and Step Coupon Securities
 Warrants and Rights
 Mortgage-Backed Securities
 Asset-Backed Securities
 Pass-Through Securities
 Other Income Producing Securities
 Illiquid and Restricted/144A Securities
 Bank and Thrift Obligations
 Investments in the Real Estate Industry and Real Estate Investment Trusts
   ("REITs")
 Variable Rate Master Demand Notes
 Debt Securities and Fixed-Income Investing
 High Yield/High-Risk Securities
 Trade Claims

MANAGEMENT OF THE FUND
 Directors and Officers
 The Investment Adviser
 The Sub-Adviser
 Personal Securities Transactions
 Administrative and Transfer Agency Services

PORTFOLIO TRANSACTIONS AND BROKERAGE
 Portfolio Turnover
 Placement of Portfolio Brokerage

PURCHASE AND REDEMPTION OF SHARES
 Determination of Offering Price
 Net Asset Valuation

CALCULATION OF PERFORMANCE RELATED INFORMATION
 Total Return

                                                                              Page in this Statement
                                                                                        of
                                                                              Additional Information
                                                                             -----------------------
Yield Quotations

TAXES

CAPITAL STOCK OF THE FUND

REGISTRATION STATEMENT

FINANCIAL STATEMENTS

OTHER INFORMATION
 Independent Certified Public Accountants
 Custodian

Appendix A - Description of Portfolio Securities                                       A-1

Appendix B - Brief Explanation of
             Rating Categories                                                         B-1

/DIAMOND/ FUND HISTORY

The Fund was incorporated under the laws of the State of Maryland on August 21, 1985 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company.

The Fund intends for its shares to be purchased only by the separate accounts of life companies to fund benefits under variable life insurance policies or variable annuity contracts issued by AUSA Life Insurance Company, Inc. ("AUSA"), Transamerica Life Insurance Company (formerly PFL Life Insurance Company) ("Transamerica Life"), Western Reserve Life Assurance Co. of Ohio ("WRL") Peoples Benefit Life Insurance Company ("Peoples"), Transamerica Occidental Life Insurance Company ("Transamerica"), Transamerica Life Insurance and Annuity Company ("Transamerica Life and Annuity") (the "Life Companies"). Shares may be offered to other life insurance companies in the future.

Because Fund shares are sold to separate accounts established to receive and invest premiums received under variable life insurance policies and purchase payments received under the variable annuity contracts, it is conceivable that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of the Life Companies to invest in the Fund simultaneously. Neither the Life Companies nor the Fund currently foresees any such disadvantages or conflicts, either to variable life insurance policyholders or to variable annuity contract owners. Any Life Company may notify the Fund's Board of a potential or existing conflict. The Fund's Board will then determine if a material conflict exists and what action, if any, should be taken in response. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in Federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyholders and those given by variable annuity contract owners. The Fund's Board might conclude that separate funds should be established for variable life and variable annuity separate accounts. If this happens, the affected Life Companies will bear the attendant expenses of establishing separate funds. As a result, variable life insurance policyholders and variable annuity contract owners would no longer have the economies of scale typically resulting from a larger combined fund.

The Fund offers a separate class of common stock for each portfolio. All shares of a portfolio have equal voting rights, but only shares of a particular portfolio are entitled to vote on matters concerning only that portfolio. Each of the issued and outstanding shares of a portfolio is entitled to one vote and to participate equally in dividends and distributions declared by the portfolio and, upon liquidation or dissolution, to participate equally in the net assets of the portfolio remaining after satisfaction of outstanding liabilities. The shares of a portfolio, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights, and will be freely transferable. Shares do not have cumulative voting rights. The holders of more than 50% of the shares of the Fund voting for the election of directors can elect all of the directors of the Fund if they so choose. In such event, holders of the remaining shares would not be able to elect any directors.

Only the separate accounts of the Life Companies may hold shares of the Fund and are entitled to exercise the rights directly as described above. To the extent required by law, the Life Companies will vote the Fund's shares held in the separate accounts, including Fund shares which are not attributable to policyowners, at meetings of the Fund, in accordance with instructions received from persons having voting interests in the corresponding sub-accounts of the separate accounts. Except as required by the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund does not hold regular or special policyowner meetings. If the 1940 Act or any regulation thereunder should be amended, or if present interpretation thereof should change, and as a result it is determined that the Life Companies are permitted to vote the Fund's shares in their own right, they may elect to do so. The rights of policyowners are described in more detail in the prospectuses or disclosure documents for the policies and the annuity contracts, respectively.

                      INVSESTMENT OBJECTIVES AND POLICIES

The investment objectives of the BlackRock Large Cap Value, BlackRock Mid Cap Growth and BlackRock Global Science & Technology (a "portfolio" or collectively, the "portfolios") of the Fund are described in the portfolios' prospectuses. Shares of the portfolios are intended to be sold to the separate accounts of WRL and to separate accounts of certain of its affiliated life insurance companies (collectively, the "separate accounts") to fund the benefits under certain variable life insurance policies (the "policies") and variable annuity contracts (the "annuity contracts").

As indicated in the prospectus, each portfolio's investment objective and, unless otherwise noted, its investment policies and techniques may be changed by the Board of Directors of the Fund without approval of shareholders or holders of the policies or annuity contracts (collectively, "policyowners"). A change in the investment objective or policies of a portfolio may result in the portfolio having an investment objective or policies different from those which a policyowner deemed appropriate at the time of investment.

As indicated in the prospectus, each portfolio is subject to certain fundamental policies and restrictions which may not be changed without the approval of the holders of a majority of the outstanding voting securities of the portfolio. "Majority" for this purpose and under the 1940 Act means the lesser of (i) 67% of the outstanding voting securities represented at a meeting at which more than 50% of the outstanding voting securities of a portfolio are represented or (ii) more than 50% of the outstanding voting securities of a portfolio. A complete statement of all such fundamental policies is set forth below. State insurance laws and regulations may impose additional limitations on the Fund's investments, including the Fund's ability to borrow, lend and use options, futures and other derivative instruments. In addition, such laws and regulations may require that a portfolio's investments meet additional diversification or other requirements.

INVESTMENT RESTRICTIONS

/diamond/ BLACKROCK LARGE CAP VALUE
          BLACKROCK MID CAP GROWTH

Each Portfolio may not, as a matter of fundamental policy:

      1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Invest 25% or more of the portfolio's assets in the securities of issuers primarily engaged in the same industry. Utilities will be divided according to their services; for example, gas, gas transmission, electric and telephone, and each will be considered a separate industry for purposes of this restriction, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or of certificates of deposit and bankers' acceptances.

      3. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 331/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 331/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 331/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.

      4. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

      5. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      6. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

      7. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

      8. Purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

      9. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

      10. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

Furthermore, each portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:

      (A) The portfolio may not invest in companies for the purpose of exercising control or management.

      (B) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

      (C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

      (D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 331/3% of the portfolio's total assets at the time of borrowing or investment.

/diamond/ BLACKROCK GLOBAL SCIENCE & TECHNOLOGY

The Portfolio may not, as a matter of fundamental policy:

      1. With respect to 75% of the portfolio's total assets, purchase the securities of any one issuer (other than government securities as defined in the 1940 Act) if immediately after and as a result of such purchase (a) the value of the holdings of the portfolio in the securities of any one issuer exceeds 5% of the value of the portfolio's total assets, or (b) the portfolio owns more than 10% of the outstanding voting securities of any one class of securities of such issuer. All securities of a foreign government and its agencies will be treated as a single issuer for purposes of this restriction.

      2. Borrow money except for temporary or emergency purposes (not for leveraging or investment) in an amount exceeding 331/3% of the value of the portfolio's total assets (including amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed 331/3% of the value of the portfolio's total assets by reason of a decline in net assets will be reduced within three business days to the extent necessary to comply with the 331/3% limitation. This policy shall not prohibit reverse repurchase agreements or bank borrowing.

      3. Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit the portfolio from (i) making and collateralizing any permitted borrowings and/or purchases of government securities on a "when-issued" or "delayed delivery" basis, (ii) making any permitted loans of its portfolio securities, or (iii) entering into any permitted reverse repurchase agreements that would be considered "senior securities" but for the maintenance by the portfolio of a segregated account with its custodian or some other form of "cover."

      4. Purchase or sell real estate (but this shall not prevent the portfolio from investing in securities or other instruments backed by real estate, including mortgage-backed securities, or securities of companies engaged in the real estate business).

      5. Underwrite securities issued by other persons, except to the extent that the portfolio may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment objective.

      6. Write or sell put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities and securities indices, futures contracts and options on futures contracts.

      7. Purchase securities on margin, except that the portfolio may obtain such short-term credits as are necessary for the clearance of transactions and that margin payments and other deposits in connection with transactions in options, futures contracts and options on futures contracts shall not be deemed to constitute purchasing securities on margin.

      8. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments provided this limitation shall not prohibit the portfolio from purchasing or selling options and futures contracts or investing in securities or other instruments backed by physical commodities.

      9. Make loans, except through (a) the purchase of debt obligations in accordance with the portfolio's investment objective and policies, (b) repurchase agreements with banks, brokers, dealers and other financial institutions, and (c) loans of securities as permitted by applicable law.

Furthermore, each portfolio has adopted the following non-fundamental restrictions that may be changed by the Board of Directors of the Fund without shareholder approval:

      (A) The portfolio may not invest in companies for the purpose of exercising control or management.

      (B) The portfolio may not make short sales of securities or maintain a short position. This restriction shall not apply to transactions involving selling securities "short against the box."

      (C) The portfolio may not invest more than 15% of its net assets in illiquid securities. This does not include securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 or any other securities as to which a determination as to liquidity has been made pursuant to guidelines adopted by the Board of Directors, as permitted under the 1940 Act.

      (D) The portfolio may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the portfolio as security for indebtedness except as may be necessary in connection with permissible borrowings or investments and then such mortgaging, pledging or hypothecating may not exceed 331/3% of the portfolio's total assets at the time of borrowing or investment.

                                      INVESTMENT POLICIES

This section explains certain other portfolio policies, subject to each portfolio's investment restrictions. PLEASE CAREFULLY REVIEW THE "INVESTMENT RESTRICTIONS" FOR EACH PORTFOLIO LISTED ABOVE.

/diamond/ LENDING

Each of the portfolios may lend its portfolio securities subject to the restrictions stated in this Statement of Additional Information. Under applicable regulatory requirements (which are subject to change), the following conditions apply to securities loans: (a) the loan must be continuously secured by liquid assets maintained on a current basis in an amount at least equal to the market value of the securities loaned; (b) each portfolio must receive any dividends or interest paid by the issuer on such securities; (c) each portfolio must have the right to call the loan and obtain the securities loaned at any time upon notice of not more than five business days, including the right to call the loan to permit voting of the securities; and (d) each portfolio must receive either interest from the investment of collateral or a fixed fee from the borrower.

The portfolios will lend some of their securities on a short-term basis to earn income. Each portfolio will receive collateral in cash or high quality securities equal to the current value of the loaned securities. A portfolio earns interest on the securities it lends and income when it invests the collateral for the loaned securities. These loans will be limited to 331/3 of the value of the portfolio's total assets.

State laws and regulations may impose additional limitations on borrowings.

Securities loaned by a portfolio remain subject to fluctuations in market value. A portfolio may pay reasonable finders, custodian and administrative fees in connection with a loan. Securities lending, as with other extensions of credit, involves the risk that the borrower may default. Although securities loans will be fully collateralized at all times, a portfolio may experience delays in, or be prevented from, recovering the collateral. During the period that the portfolio seeks to enforce its rights against the borrower, the collateral and the securities loaned remain subject to fluctuations in market value. The portfolios do not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if it were considered important with respect to the investment. A portfolio may also incur expenses in enforcing its rights. If a portfolio has sold a loaned security, it may not be able to settle the sale of the security and may incur potential liability to the buyer of the security on loan for its costs to cover the purchase.

/diamond/ BORROWING

Subject to its investment restrictions, each portfolio may borrow money from banks for temporary or emergency purposes. As a fundamental policy, the amount borrowed shall not exceed 331/3% of total assets for all portfolios.

To secure borrowings, a portfolio may not mortgage or pledge its securities in amounts that exceed 15% of its net assets.

The portfolios may also borrow (or lend) money to other portfolios or funds that permit such transactions and are also advised by that Sub-Adviser, provided each portfolio or fund seeks and obtains permission from the SEC. There is no assurance that such permission would be granted.

/diamond/ SHORT SALES

Each portfolio may sell securities "short against the box." A short sale is the sale of a security that the portfolio does not own. A short sale is "against the box" if at all times when the short position is open, the portfolio owns an equal amount of the securities sold short or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

/diamond/ FOREIGN SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may purchase certain foreign securities. Investments in foreign securities, particularly those of non-governmental issuers, involve considerations which are not ordinarily associated with investing in domestic issuers. These considerations include:

      o CURRENCY TRADING COSTS. A portfolio incurs costs in converting foreign currencies into U.S. dollars, and vice versa.

      o DIFFERENT ACCOUNTING AND REPORTING PRACTICES. Foreign companies are generally subject to tax laws and to accounting, auditing and financial reporting standards, practices and requirements different from those that apply in the U.S.

      o LESS INFORMATION AVAILABLE. There is generally less public information available about foreign companies.

      o MORE DIFFICULT BUSINESS NEGOTIATIONS. A portfolio may find it difficult to enforce obligations in foreign countries or to negotiate favorable brokerage commission rates.

      o REDUCED LIQUIDITY/INCREASED VOLATILITY. Some foreign securities are less liquid and their prices more volatile, than securities of comparable U.S. companies.

      o SETTLEMENT DELAYS. Settling foreign securities may take longer than settlements in the U.S.

      o HIGHER CUSTODY CHARGES. Custodianship of shares may cost more for foreign securities than it does for U.S. securities.

      o ASSET VULNERABILITY. In some foreign countries, there is a risk of direct seizure or appropriation through taxation of assets of a portfolio. Certain countries may also impose limits on the removal of securities or other assets of a portfolio. Interest, dividends and capital gains on foreign securities held by a portfolio may be subject to foreign withholding taxes.

      o POLITICAL INSTABILITY. In some countries, political instability, war or diplomatic developments could affect investments.

These risks may be greater in emerging countries or in countries with limited or emerging markets, In particular, developing countries have relatively unstable governments, economies based on only a few industries, and securities markets that trade only a small number of securities. As a result, securities of issuers located in developing countries may have limited marketability and may be subject to abrupt or erratic price fluctuations.

At times, a portfolio's foreign securities may be listed on exchanges or traded in markets which are open on days (such as Saturday) when the portfolio does not compute a price or accept orders for purchase, sale or exchange of shares. As a result, the net asset value of the portfolio may be significantly affected by trading on days when policyholders cannot make transactions.

A portfolio may also purchase American Depositary Receipts ("ADRs"), which are dollar-denominated receipts issued generally by domestic banks and represent the deposit with the bank of a security of a foreign issuer. A portfolio may also invest in American Depositary Shares ("ADSs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") and other types of receipts of shares evidencing ownership of the underlying foreign security.

ADRS AND ADSS are subject to some of the same risks as direct investments in foreign securities, including the currency risk discussed above. The regulatory requirements with respect to ADRs and ADSs that are issued in sponsored and unsponsored programs are generally similar but the issuers of unsponsored ADRs and ADSs are not obligated to disclose material information in the U.S., and, therefore, such information may not be reflected in the market value of the ADRs and ADS.

FOREIGN EXCHANGE TRANSACTIONS. To the extent a portfolio invests directly in foreign securities, a portfolio will engage in foreign exchange transactions. The foreign currency exchange market is subject to little government regulation, and such transactions generally occur directly between parties rather than on an exchange or in an organized market. This means that a portfolio is subject to the full risk of default by a counterparty in such a transaction. Because such transactions often take place between different time zones, a portfolio may be required to complete a currency exchange transaction at a time outside of normal business hours in the counterparty's location, making prompt settlement of such transaction impossible. This exposes a portfolio to an increased risk that the counterparty will be unable to settle the transaction. Although the counterparty in such transactions is often a bank or other financial institution, currency transactions are generally not covered by insurance otherwise applicable to such institutions.

/diamond/ FOREIGN BANK OBLIGATIONS

A portfolio may invest in foreign bank obligations and obligations of foreign branches of domestic banks. These investments present certain risks.

                                - RISK FACTORS

Risks include the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might adversely affect the payment of principal and interest on these obligations.

In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards.

/diamond/ FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract ("forward contract") is used to purchase or sell foreign currencies at a future date as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities or during the time a portfolio has exposure to foreign currencies. A forward contract, which is also included in the types of instruments commonly known as derivatives, is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate.

                                - RISK FACTORS

Investors should be aware that hedging against a decline in the value of a currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of portfolio securities decline.

Furthermore, such hedging transactions preclude the opportunity for gain if the value of the hedging currency should rise. Forward contracts may, from time to time, be considered illiquid, in which case they would be subject to a portfolio's limitation on investing in illiquid securities.

/diamond/ WHEN-ISSUED, DELAYED SETTLEMENT AND FORWARD DELIVERY SECURITIES

Securities may be purchased and sold on a "when- issued," "delayed settlement," or "forward (delayed) delivery" basis.

"When-issued" or "forward delivery" refers to securities whose terms are available, and for which a market exists, but which are not available for immediate delivery. When-issued or forward delivery transactions may be expected to occur a month or more before delivery is due.

A portfolio may engage in when-issued transactions to obtain what is considered to be an advantageous price and yield at the time of the transaction. When a portfolio engages in when-issued or forward delivery transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

"Delayed settlement" is a term used to describe settlement of a securities transaction in the secondary market which will occur sometime in the future. No payment or delivery is made by a portfolio until it receives payment or delivery from the other party to any of the above transactions.

The portfolio will segregate with its custodian cash, U.S. Government securities or other liquid assets at least equal to the value or purchase commitments until payment is made. Such of the segregated securities will either mature or, if necessary, be sold on or before the settlement date. Typically, no income accrues on securities purchased on a delayed delivery basis prior to the time delivery of the securities is made, although a portfolio may earn income in securities it has segregated to collateralize its delayed delivery purchases.

New issues of stocks and bonds, private placements and U.S. Government securities may be sold in this manner.

                                - RISK FACTORS

At the time of settlement, the market value of the security may be more or less than the purchase price. The portfolio bears the risk of such market value fluctuations. These transactions also involve a risk to a portfolio if the other party to the transaction defaults on its obligation to make payment or delivery, and the portfolio is delayed or prevented from completing the transaction.

/diamond/ REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Subject to a portfolio's investment restrictions and policies, a portfolio may enter into repurchase or reverse repurchase agreements.

In a repurchase agreement, a portfolio purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. A portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a portfolio in connection with bankruptcy proceedings), it is the policy of the portfolio to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the Sub-Adviser.

In a reverse repurchase agreement, a portfolio sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests or for temporary or emergency purposes without necessity of selling portfolio securities or to earn additional income on portfolio securities such as U.S. Treasury bills and notes. While a reverse repurchase agreement is outstanding, the portfolio will segregate with its custodian cash and appropriate liquid assets to cover its obligation under the agreement. Reverse repurchase agreements are considered a form of borrowing by the portfolio for purposes of the 1940 Act. A portfolio will enter into reverse repurchase agreements only with parties that the Sub-Adviser deems creditworthy, and that have been reviewed by the Board of Directors of the Fund.

                                - RISK FACTORS

Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, a portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs are incurred.

Reverse repurchase agreements may expose a portfolio to greater fluctuations in the value of its assets.

/diamond/ TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, a portfolio may, at times, choose to hold some portion of its net assets in cash, or to invest that cash in a variety of debt securities. This may be done as a defensive measure at times when desirable risk/reward characteristics are not available in stocks or to earn income from otherwise uninvested cash. When a portfolio increases its cash or debt investment position, its income may increase while its ability to participate in stock market advances or declines decrease. Furthermore, when a portfolio assumes a temporary defensive position it may not be able to achieve its investment objective.

/diamond/ U.S. GOVERNMENT SECURITIES

Subject to a portfolio's investment restrictions or policies, a portfolio may invest in U.S. Government obligations which generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. Government agencies or instrumentalities. Examples of the types of U.S. Government securities that the portfolio may hold include the Federal Housing Administration, Small Business Administration, General Services Administration, Federal Farm Credit Banks, Federal Intermediate Credit Banks, and Maritime Administration. U.S. Government securities may be supported by the full faith and credit of the U.S. Government (such as securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as securities of the Federal Home Loan Bank); by the discretionary authority of the U.S. Government to purchase the agency's obligations (such as securities of the Federal National Mortgage Association); or only by the credit of the issuing agency.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. Government are: Federal Land Banks; Central Bank for Cooperatives; Federal Intermediate Credit Banks; Federal Home Loan Banks; Farmers Home Administration; and Federal National Mortgage Association ("FNMA").

/diamond/ NON-INVESTMENT GRADE DEBT SECURITIES

Subject to limitations set forth in a portfolio's investment policies, a portfolio may invest its assets in debt securities below the four highest grades ("lower grade debt securities" commonly referred to as "junk bonds"), as determined by Moody's Investors Service, Inc. ("Moody's") (lower than Baa) or Standard & Poor's Corporation ("S&P") (lower than BBB). Bonds and preferred stock rated "B" or "b" by Moody's are not considered investment grade debt securities. (See Appendix B for a description of debt securities ratings.)

Before investing in any lower-grade debt securities, the Sub-Adviser will determine that such investments meet the portfolio's investment objective. Lower-grade debt securities usually have moderate to poor protection of principal and interest payments, have certain speculative characteristics, and involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-grade debt securities may be thinner and less active than for investment grade debt securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for lower-grade debt securities may decline significantly in periods of general economic difficulty or rising interest rates. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

The quality limitation set forth in each portfolio's investment policies is determined immediately after the portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the portfolio's investment policies.

/diamond/ CONVERTIBLE SECURITIES

Subject to any investment limitations set forth in a portfolio's policies or investment restrictions, a portfolio may invest in convertible securities. Convertible securities may include corporate notes or preferred stock, but ordinarily are a long-term debt obligation of the issuer convertible at a stated exchange rate into common stock of the issuer. As with all debt securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the price of the convertible security tends to reflect the value of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis, and thus may not depreciate to the same extent as the underlying common stock.

DECS (Dividend Enhanced Convertible Stock, or Debt Exchangeable for Common Stock when-issued as a debt security) offer a substantial dividend advantage with the possibility of unlimited upside potential if the price of the underlying common stock exceeds a certain level. DECS convert to common stock at maturity. The amount received is dependent on the price of the common stock at the time of maturity. DECS contain two call options at different strike prices. The DECS participate with the common stock up to the first call price. They are effectively capped at that point unless the common stock rises above a second price point, at which time they participate with unlimited upside potential.

PERCS (Preferred Equity Redeemable Stock, converts into an equity issue that pays a high cash dividend, has a cap price and mandatory conversion to common stock at maturity) offer a substantial dividend advantage, but capital appreciation potential is limited to a predetermined level. PERCS are less risky and less volatile than the underlying common stock because their superior income mitigates declines when the common falls, while the cap price limits gains when the common rises.

Convertible securities generally rank senior to common stocks in an issuer's capital structure and are consequently of higher quality and entail less risk of declines in market value than the issuer's common stock. However, the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In evaluating investment in a convertible security, primary emphasis will be given to the attractiveness of the underlying common stock. The convertible debt securities in which a portfolio may invest are subject to the same rating criteria as the portfolio's investment in non-convertible debt securities.

/diamond/ INVESTMENTS IN FUTURES, OPTIONS AND OTHER DERIVATIVE INSTRUMENTS

The following investments are subject to limitations as set forth in each portfolio's investment restrictions and policies:

FUTURES CONTRACTS. A portfolio may enter into contracts for the purchase or sale for future delivery of equity or fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or indices of U.S. Government or foreign government securities or equity or fixed-income securities ("futures contracts"). U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Since all transactions in the futures market are made through a member of, and are offset or fulfilled through a clearinghouse associated with, the exchange on which the contracts are traded, a portfolio will incur brokerage fees when it buys or sells futures contracts.

When a portfolio buys or sells a futures contract, it incurs a contractual obligation to receive or deliver the underlying instrument (or a cash payment based on the difference between the underlying instrument's closing price and the price at which the contract was entered into) at a specified price on a specified date. Transactions in futures contracts generally would be made to seek to hedge against potential changes in interest or currency exchange rates or the prices of a security or a securities index which might correlate with or otherwise adversely affect either the value of a portfolio's securities or the prices of securities which the portfolio is considering buying at a later date. Futures may also be used for managing a portfolio's exposure to change in securities prices and foreign currencies; as an efficient means of adjusting its overall exposure to certain markets, or in an effort to enhance income.

The buyer or seller of futures contracts is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of an FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain high-grade liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments with an FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments are similar to good faith deposits or performance bonds, unlike margin extended by a securities broker, and initial and variation margin payments do not constitute purchasing securities on margin for purposes of the portfolio's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a portfolio, the portfolio may be entitled to return of margin owed to the portfolio only in proportion to the amount received by the FCM's other customers. The Sub-Adviser will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCM with which the portfolio does business and by depositing margin payments in a segregated account with the custodian when practical or otherwise required by law.

Although a portfolio would hold cash and liquid assets in a segregated account with a value sufficient to cover the portfolio's open futures obligations, the segregated assets would be available to the portfolio immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because the portfolio's cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, the portfolio's return could be diminished due to the opportunity cost of foregoing other potential investments.

The acquisition or sale of a futures contract may occur, for example, when a portfolio holds or is considering purchasing equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a portfolio might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the portfolio and thereby preventing a portfolio's net asset value from declining as much as it otherwise would have. A portfolio also could seek to protect against potential price declines by selling portfolio securities and investing in money market instruments. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows a portfolio to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a portfolio could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the portfolio could buy equity securities on the cash market. To the extent a portfolio enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the portfolio's obligations with respect to futures contracts will consist of liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by the portfolio with respect to the futures contracts.


The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Sub-Adviser still may not result in a successful use of futures contracts.

Futures contracts entail risks. Although the Sub-Adviser believes that use of such contracts can benefit a portfolio, if the Sub-Adviser's investment judgment is incorrect, a portfolio's overall performance could be worse than if the portfolio had not entered into futures contracts. For example, if a portfolio has attempted to hedge against the effects of a possible decrease in prices of securities held by the portfolio and prices increase instead, the portfolio may lose part or all of the benefit of the increased value of these securities because of offsetting losses in the portfolio's futures positions. In addition, if the portfolio has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may, but will not necessarily, be at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to a portfolio.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a portfolio will not match exactly the portfolio's current or potential investments. A portfolio may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests - for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities - which involves a risk that the futures position will not correlate precisely with the performance of the portfolio's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate with a portfolio's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments, and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a portfolio's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A portfolio may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a portfolio's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the portfolio's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with longer settlement periods for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a portfolio to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a portfolio may not be able to promptly liquidate unfavorable positions and potentially be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the portfolio's access to other assets held to cover its futures positions also could be impaired.

Although futures contracts by their terms call for the delivery or acquisition of the underlying commodities or a cash payment based on the value of the underlying commodities, in most cases the contractual obligation is offset before the delivery date of the contract by buying, in the case of a contractual obligation to sell, or selling, in the case of a contractual obligation to buy, an identical futures contract on a commodities exchange. Such a transaction cancels the obligation to make or take delivery of the commodities.

Each portfolio intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Such guidelines presently require that to the extent that a portfolio enters into futures contracts or options on a futures position that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on these positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the portfolio's net assets.

OPTIONS ON FUTURES CONTRACTS. A portfolio may buy and write options on futures contracts. An option on a futures contract gives the portfolio the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase and writing of options on futures contracts is similar in some respects to the purchase and writing of options on
individual securities. See "Options on Securities" on page   . Transactions in
options on futures contracts will generally not be made other than to attempt to hedge against potential changes in interest rates or currency exchange rates or the price of a security or a securities index which might correlate with or otherwise adversely affect either the value of the portfolio's securities or the process of securities which the portfolio is considering buying at a later date.

The purchase of a call option on a futures contract may or may not be less risky than ownership of the futures contract or the underlying instrument, depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument. As with the purchase of futures contracts, when a portfolio is not fully invested it may buy a call option on a futures contract to attempt to hedge against a market advance.

The writing of a call option on a futures contract may constitute a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the option is below the exercise price, the portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the portfolio's holdings. The writing of a put option on a futures contract may constitute a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures price at expiration of the option is higher than the exercise price, the portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the portfolio is considering buying. If a call or put option a portfolio has written is exercised, the portfolio will incur loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respect to the purchase of protective put options on portfolio securities. For example, a portfolio may buy a put option on a futures contract to attempt to hedge the portfolio's securities against the risk of falling prices.

The amount of risk a portfolio assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

FORWARD CONTRACTS. A portfolio may enter into forward foreign currency exchange contracts ("forward currency contracts") to attempt to minimize the risk to the portfolio from adverse changes in the relationship between the U.S. dollar and other currencies. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) at a future date which is individually negotiated between currency traders and their customers. A portfolio may invest in forward currency contracts with stated contract values of up to the value of the portfolio's assets.

A portfolio may exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell. A portfolio may enter into a forward currency contract, for example, when it enters into a contract to buy or sell a security denominated in or exposed to fluctuations in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge").

Additionally, when the Sub-Adviser believes that a foreign currency in which portfolio securities are denominated may suffer a substantial decline against the U.S. dollar, a portfolio may enter into a forward currency contract to sell an amount of that foreign currency (or a proxy currency whose performance is expected to replicate the performance of that currency) for U.S. dollars approximating the value of some or all of the portfolio securities denominated in that currency (not exceeding the value of the portfolio's assets denominated in that currency) or by participating in options or futures contracts with respect to the currency, or, when the Sub-Adviser believes that the U.S. dollar may suffer a substantial decline against a foreign currency for a fixed U.S. dollar amount ("position hedge"). This type of hedge seeks to minimize the effect of currency appreciation as well as depreciation, but does not protect against a decline in the security's value relative to other securities denominated in the foreign currency.

A portfolio also may enter into a forward currency contract with respect to a currency where the portfolio is considering the purchase of investments denominated in that currency but has not yet done so ("anticipatory hedge").

In any of the above circumstances a portfolio may, alternatively, enter into a forward currency contract with respect to a different foreign currency when the Sub-Adviser believes that the U.S. dollar value of that currency will correlate with the U.S. dollar value of the currency in which portfolio securities of, or being considered for purchase by, the portfolio are denominated ("cross-hedge"). For example, if the Sub-Adviser believes that a particular foreign currency may decline relative to the U.S. dollar, a portfolio could enter into a contract to sell that currency or a proxy currency (up to the value of the portfolio's assets denominated in that currency) in exchange for another currency that the Sub-Adviser expects to remain stable or to appreciate relative to the U.S. dollar. Shifting a portfolio's currency exposure from one foreign currency to another removes the portfolio's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the portfolio if the Sub-Adviser's projection of future exchange rates is inaccurate.

A portfolio also may enter into forward contracts to buy or sell at a later date instruments in which a portfolio may invest directly or on financial indices based on those instruments. The market for those types of forward contracts is developing and it is not currently possible to identify instruments on which forward contracts might be created in the future.

A portfolio will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a portfolio is not able to cover its forward currency positions with underlying portfolio securities, the Fund's custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the portfolio's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or liquid assets will be segregated on a daily basis so that the value of the account will be equal to the amount of the portfolio's commitments with respect to such contracts. As an alternative to maintaining all or part of the segregated assets, a portfolio may buy call options permitting the portfolio to buy the amount of foreign currency subject to the hedging transaction by a forward sale contract or the portfolio may buy put options permitting the portfolio to sell the amount of foreign currency subject to a forward buy contract.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event a portfolio's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts will reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unforeseen changes in currency prices may result in poorer overall performance for a portfolio than if it had not entered into such contracts. The use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a portfolio's foreign currency denominated portfolio securities.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedging transaction generally will not be precise. In addition, a portfolio may not always be able to enter into forward contracts at attractive prices and accordingly may be limited in its ability to use these contracts in seeking to hedge the portfolio's assets.

Also, with regard to a portfolio's use of cross-hedging transactions, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a portfolio's cross-hedges and the movements in the exchange rates of the foreign currencies in which the portfolio's assets that are subject of the cross-hedging transactions are denominated.

OPTIONS ON FOREIGN CURRENCIES. A portfolio may buy put and call options and may write covered put and call options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts or forward contracts on foreign currencies may be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a portfolio may buy put options on the foreign currency. If the value of the currency declines, the portfolio will have the right to sell such currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a portfolio may buy call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of exchange rate movements adverse to a portfolio's option position, the portfolio could sustain losses on transactions in foreign currency options which would require that the portfolio lose a portion or all of the benefits of advantageous changes in those rates. In addition, in the case of other types of options, the benefit to a portfolio from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs.

A portfolio may write options on foreign currencies for the same types of hedging purposes. For example, in attempting to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a portfolio could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the diminution in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to attempt to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a portfolio could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the portfolio to hedge the increased cost up to the amount of premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium received, and only if exchange rates move in the expected direction. If that does not occur, the option may be exercised and the portfolio would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a portfolio also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

A portfolio may write covered call options on foreign currencies. A call option written on a foreign currency by a portfolio is "covered" if the portfolio owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the portfolio has a call on the same foreign currency and in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, and if the difference is maintained by the portfolio in cash or high-grade liquid assets in a segregated account with the Fund's custodian.

A portfolio may also write call options on foreign currencies for cross-hedging purposes that may not be deemed to be covered. A call option on a foreign currency is for cross-hedging purposes if it is not covered but is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which the portfolio owns or has the right to acquire and which is denominated in the currency underlying the option. In such circumstances, the portfolio collateralizes the option by maintaining segregated assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

A portfolio may buy or write options in privately negotiated transactions on the types of securities and indices based on the types of securities in which the portfolio is permitted to invest directly. A portfolio will effect such transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy, and only pursuant to procedures adopted by the Sub-Adviser for monitoring the creditworthiness of those entities. To the extent that an option bought or written by a portfolio in a negotiated transaction is illiquid, the value of an option bought or the amount of the portfolio's obligations under an option written by the portfolio, as the case may be, will be subject to the portfolio's limitation on illiquid investments. In the case of illiquid options, it may not be possible for the portfolio to effect an offsetting transaction at the time when the Sub-Adviser believes it would be advantageous for the portfolio to do so.

OPTIONS ON SECURITIES. In an effort to reduce fluctuations in net asset value, a portfolio may write covered put and call options and may buy put and call options and warrants on securities that are traded on United States and foreign securities exchanges and over-the-counter ("OTC"). A portfolio also may write call options that are not covered for cross-hedging purposes. A portfolio may write and buy options on the same types of securities that the portfolio could buy directly and may buy options on financial indices as described above with respect to futures contracts. There are no specific limitations on a portfolio's writing and buying options on securities.

A put option gives the holder the right, upon payment of a premium, to deliver a specified amount of a security to the writer of the option on or before a fixed date at a predetermined price. A call option gives the holder the right, upon payment of a premium, to call upon the writer to deliver a specified amount of a security on or before a fixed date at a predetermined price.

A put option written by a portfolio is "covered" if the portfolio (i) maintains cash not available for investment or other liquid assets with a value equal to the exercise price in a segregated account with its custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates. A call option written by a portfolio is "covered" if the portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or has segregated additional cash consideration with its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if the portfolio holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by the portfolio in cash and high-grade liquid assets in a segregated account with its custodian.

A portfolio collateralizes its obligation under a written call option for cross-hedging purposes by segregating with its custodian cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A portfolio would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and the Sub-Adviser believes that writing the option would achieve the desired hedge.

If a put or call option written by a portfolio was exercised, the portfolio would be obligated to buy or sell the underlying security at the exercise price. Writing a put option involves the risk of a decrease in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the option holder to the portfolio at a higher price than its current market value. Writing a call option involves the risk of an increase in the market value of the underlying security, in which case the option could be exercised and the underlying security would then be sold by the portfolio to the option holder at a lower price than its current market value. Those risks could be reduced by entering into an offsetting transaction. The portfolio retains the premium received from writing a put or call option whether or not the option is exercised.

The writer of an option may have no control when the underlying security must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security.

The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit a portfolio to write another call option on the underlying security with either a different exercise price or expiration date or both or, in the case of a written put option, will permit a portfolio to write another put option to the extent that the exercise price thereof is secured by deposited high-grade liquid assets. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other portfolio investments. If a portfolio desires to sell a particular security on which the portfolio has written a call option, the portfolio will effect a closing transaction prior to or concurrent with the sale of the security.

A portfolio may realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option; a portfolio may realize a loss from a closing transaction if the price of the purchase transaction is less than the premium paid to buy the option. Because increases in the market of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the portfolio.

An option position may be closed out only where there exists a secondary market for an option of the same series. If a secondary market does not exist, it might not be possible to effect closing transactions in particular options with the result that a portfolio would have to exercise the options in order to realize any profit. If a portfolio is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or the portfolio delivers the underlying security upon exercise. Reasons for the absence of a liquid secondary market may include the following: (i) there may be insufficient trading interest in certain options, (ii) restrictions may be imposed by a national securities exchange on which the option is traded ("Exchange") on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange, (v) the facilities of an Exchange or the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

A portfolio may write options in connection with buy-and-write transactions; that is, a portfolio may buy a security and then write a call option against that security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a portfolio's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between the portfolio's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a portfolio's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the portfolio may elect to close the position or take delivery of the security at the exercise price and a portfolio's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

A portfolio may buy put options to attempt to hedge against a decline in the value of its securities. By using put options in this way, a portfolio will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

A portfolio may buy call options to attempt to hedge against an increase in the price of securities that the portfolio may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by a portfolio upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to the portfolio.

In purchasing an option, a portfolio would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid and would realize a loss if the price of the underlying security did not increase (in the case of a call) or decrease (in the case of a put) during the period by more than the amount of the premium. If a put or call option brought by a portfolio were permitted to expire without being sold or exercised, the portfolio would lose the amount of the premium.

Although they entitle the holder to buy equity securities, warrants on and options to purchase equity securities do not entitle the holder to dividends or voting rights with respect to the underlying securities, nor do they represent any rights in the assets of the issuer of those securities.

INTEREST RATE SWAPS AND SWAP-RELATED PRODUCTS. In order to attempt to protect the value of a portfolio's investments from interest rate or currency exchange rate fluctuations, a portfolio may enter into interest rate swaps, and may buy or sell interest rate caps and floors. A portfolio expects to enter into these transactions primarily to attempt to preserve a return or spread on a particular investment or portion of its portfolio. A portfolio also may enter into these transactions to attempt to protect against any increase in the price of securities the portfolio may consider buying at a later date. A portfolio does not intend to use these transactions as a speculative investment. Interest rate swaps involve the exchange by a portfolio with another party of their respective commitments to pay or receive interest, E.G., an exchange of floating rate payments for fixed rate payments. The exchange commitments can involve payments to be made in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually based principal amount from the party selling the interest rate floor.

Swap and swap-related products are specialized OTC instruments and their use involves risks specific to the markets in which they are entered into. A portfolio will usually enter into interest rate swaps on a net basis, I.E., the two payment streams are netted out, with the portfolio receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of a portfolio's obligations over its entitlements with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value of at least equal to the accrued excess will be segregated with the Fund's custodian. If a portfolio enters into an interest rate swap on other than a net basis, the portfolio would segregate assets in the full amount accrued on a daily basis of the portfolio's obligations with respect to the swap. A portfolio will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one nationally recognized statistical rating organization at the time of entering into such transaction. A Sub-Adviser will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a portfolio will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Sub-Advisers have determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a portfolio sells (I.E., writes) caps and floors, it will segregate with the custodian cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the portfolio's obligations with respect to any caps or floors.

Interest rate swap transactions are subject to limitations set forth in each portfolio's policies. These transactions may in some instances involve the delivery of securities or other underlying assets by a portfolio or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the interest payments that a portfolio is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a portfolio would risk the loss of the net amount of the payments that the portfolio contractually is entitled to receive. A portfolio may buy and sell (I.E., write) caps and floors without limitation, subject to the segregated account requirement described above.

In addition to the instruments, strategies and risks described in this Statement of Additional Information and in the Prospectus, there may be additional opportunities in connection with options, futures contracts, forward currency contracts, and other hedging techniques, that become available as the Sub-Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new instruments and techniques are developed. A Sub-Adviser may use these opportunities to the extent they are consistent with each portfolio's respective investment objective and are permitted by each portfolio's respective investment limitations and applicable regulatory requirements.

SUPRANATIONAL AGENCIES. A portfolio may invest up to 10% of its assets in debt obligations of supranational agencies such as: the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; the European Community, which is a twelve-nation organization engaged in cooperative economic activities; the European Coal and Steel Community, which is an economic union of various European nations' steel and coal industries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. Debt obligations of supranational agencies are not considered Government Securities and are not supported, directly or indirectly, by the U.S. Government.

INDEX OPTIONS. In seeking to hedge all or a portion of its investments, a portfolio may purchase and write put and call options on securities indices listed on U.S. or foreign securities exchanges or traded in the over-the-counter market, which indices include securities held in the portfolios. The portfolios with such option writing authority may write only covered options. A portfolio may also use securities index options as a means of participating in a securities market without making direct purchases of securities.

A securities index measures the movement of a certain group of securities by assigning relative values to the securities included in the index. Options on securities indexes are generally similar to options on specific securities. Unlike options on securities, however, options on securities indices do not involve the delivery of an underlying security; the option in the case of an option on a securities index represents the holder's right to obtain from the writer in cash a fixed multiple of the amount by which the exercise price exceeds (in the case of a call) or is less than (in the case of a put) the closing value of the underlying securities index on the exercise date. A portfolio may purchase and write put and call options on securities indexes or securities index futures contracts that are traded on a U.S. exchange or board of trade or a foreign exchange, to the extent permitted under rules and interpretations of the Commodity Futures Trading Commission ("CFTC"), as a hedge against changes in market conditions and interest rates, and for duration management, and may enter into closing transactions with respect to those options to terminate existing positions. A securities index fluctuates with changes in the market values of the securities included in the index. Securities index options may be based on a broad or narrow market index or on an industry or market segment.

The delivery requirements of options on securities indices differ from options on securities. Unlike a securities option, which contemplates the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in securities index options prior to expiration by entering into a closing transaction on an exchange or it may allow the option to expire unexercised.

The effectiveness of purchasing or writing securities index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the securities index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether a portfolio realizes a gain or loss from the purchase of writing of options on an index depends upon movements in the level of prices in the market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular security. As a result, successful use by a portfolio of options on securities indices is subject to the sub-adviser's ability to predict correctly movements in the direction of the market generally or of a particular industry. This ability contemplates different skills and techniques from those used in predicting changes in the price of individual securities.

Securities index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded. The ability of a portfolio to engage in closing purchase transactions with respect to securities index options depends on the existence of a liquid secondary market. Although a portfolio will generally purchase or write securities index options only if a liquid secondary market for the options purchased or sold appears to exist, no such secondary market may exist, or the market may cease to exist at some future date, for some options. No assurance can be given that a closing purchase transaction can be effected when the sub-adviser desires that a portfolio engage in such a transaction.

WEBS AND OTHER INDEX-RELATED SECURITIES. A portfolio may invest in shares in an investment company whose shares are known as "World Equity Benchmark Shares" or "WEBS." WEBS have been listed for trading on the American Stock Exchange, Inc. The portfolios also may invest in the CountryBaskets Index Fund, Inc., or another fund the shares of which are the substantial equivalent of WEBS. A portfolio may invest in S&P Depositary Receipts, or "SPDRs." SPDRs are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A portfolio investing in a SPDR would be entitled to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

SPECIAL INVESTMENT CONSIDERATIONS AND RISKS. The successful use of the investment practices described above with respect to futures contracts, options on futures contracts, forward contracts, options on securities and on foreign currencies, and swaps and swap-related products draws upon skills and experience which are different from those needed to select the other instruments in which the portfolios invest. Should interest or exchange rates or the prices of securities or financial indices move in an unexpected manner, a portfolio may not achieve the desired benefits of futures, options, swaps and forwards or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to options on currencies, forward contracts and other negotiated or OTC instruments, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A portfolio's ability to dispose of its positions in the foregoing instruments will depend on the availability of liquid markets in the instruments. Markets in a number of the instruments are relatively new and still developing, and it is impossible to predict the amount of trading interest that may exist in those instruments in the future. Particular risks exist with respect to the use of each of the foregoing instruments and could result in such adverse consequences to a portfolio as the possible loss of the entire premium paid for an option bought by the portfolio, the inability of the portfolio, as the writer of a covered call option, to benefit from the appreciation of the underlying securities above the exercise price of the option and the possible need to defer closing out positions in certain instruments to avoid adverse tax consequences. As a result, no assurance can be given that a portfolio will be able to use those instruments effectively for the purposes set forth above.

In connection with certain of its hedging transactions, assets must be segregated with the Fund's custodian bank to ensure that the portfolio will be able to meet its obligations under these instruments. Assets held in a segregated account generally may not be disposed of for so long as the portfolio maintains the positions giving rise to the segregation requirement. Segregation of a large percentage of the portfolio's assets could impede implementation of the portfolio's investment policies or the portfolio's ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by a portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded OTC. In an OTC trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges are available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the OTC market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign government restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions, on exercise.

In addition, options on U.S. Government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and OTC in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors,
(ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

/diamond/ ZERO COUPON, PAY-IN-KIND AND STEP COUPON SECURITIES

Subject to any limitations set forth in the policies and investment restrictions for a portfolio, a portfolio may invest in zero coupon, pay-in-kind or step coupon securities. Zero coupon and step coupon bonds are issued and traded at a discount from their face amounts. They do not entitle the holder to any periodic payment of interest prior to maturity or prior to a specified date when the securities begin paying current interest. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities may pay all or a portion of their interest or dividends in the form of additional securities. Because they do not pay current income, the price of pay-in-kind securities can be very volatile when interest rates change.

Current Federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Internal Revenue Code, each portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a portfolio will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years a portfolio may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A portfolio might obtain such cash from selling other portfolio holdings. These actions are likely to reduce the assets to which a portfolio's expenses could be allocated and to reduce the rate of return for the portfolio. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for the portfolio to sell the securities at the time.

Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

/diamond/ WARRANTS AND RIGHTS

Subject to its investment limitations, a portfolio may invest in warrants and rights. Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. The purchaser of a warrant expects the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, because the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young unseasoned companies. The purchase price of a warrant varies with the exercise price of the warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks.

Warrants and rights may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant or right does not necessarily change with the value of the underlying securities and a warrant or right ceases to have value if it is not exercised prior to the expiration date.

/diamond/ MORTGAGE-BACKED SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or institutions such as banks, insurance companies, and savings and loans. Some of these securities, such as Government National Mortgage Association ("GNMA") certificates, are backed by the full faith and credit of the U.S. Treasury while others, such as Federal Home Loan Mortgage Corporation ("Freddie Mac") certificates, are not.

Mortgage-backed securities represent interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the portfolio. These securities are often subject to more rapid repayment than their stated maturity dates would indicate as a result of principal prepayments on the underlying loans. This can result in significantly greater price and yield volatility than with traditional fixed income securities. During periods of declining interest rates, prepayments can be expected to accelerate which will shorten these securities weighted average life and may lower their return. Conversely, in a rising interest rate environment, a declining prepayment rate will extend the weighted average life of these securities which generally would cause their values to fluctuate more widely in response to changes in interest rates.

The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency or private institution that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies.

/diamond/ ASSET-BACKED SECURITIES

Subject to a portfolio's investment restrictions and policies, asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The underlying assets (E.G., loans) are subject to prepayments which shorten the securities' weighted average life and may lower their returns. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market's perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial institution providing the credit support or enhancement. A portfolio will invest its assets in asset-backed securities subject to any limitations set forth in its investment policies or restrictions.

/diamond/ PASS-THROUGH SECURITIES

Subject to a portfolio's investment restrictions and policies, a portfolio may invest its net assets in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the portfolio. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from traditional bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. The portfolio will generally purchase "modified pass-through" GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

The Federal Home Loan Mortgage Corporation ("FHLMC") issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. FHLMC guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest, but is not backed by the full faith and credit of the U.S. Government.

FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by FNMA as to timely payment of principal and interest, but it is not backed by the full faith and credit of the U.S. Government.

/diamond/ OTHER INCOME PRODUCING SECURITIES

Subject to each portfolio's investment restrictions and policies, other types of income producing securities that a portfolio may purchase include, but are not limited to, the following types of securities:

      VARIABLE AND FLOATING RATE OBLIGATIONS.   These types of securities are
      relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

      STANDBY COMMITMENTS.   These instruments, which are similar to a put,
      give a portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the portfolio at a specified price.

      TENDER OPTION BONDS.   Tender option bonds are relatively long-term bonds
      that are coupled with the agreement of a third party (such as a broker, dealer or bank) to grant the holders of such securities the option to tender the securities to the institution at periodic intervals.

      INVERSE FLOATERS.   Inverse floaters are instruments whose interest bears
      an inverse relationship to the interest rate on another security. A portfolio will not invest more than 5% of its assets in inverse floaters.


A portfolio will purchase instruments with demand features, standby commitments and tender option bonds primarily for the purpose of increasing the liquidity of its portfolio. (See Appendix A regarding income producing securities in which a portfolio may invest.)

/diamond/ ILLIQUID AND RESTRICTED/144A SECURITIES

A portfolio may invest up to 15% of its net assets in illiquid securities (i.e., securities that are not readily marketable).

In recent years, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933 ("1933 Act"). Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend on an efficient institutional market in which such unregistered securities can readily be resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act established a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing a Rule 144A-eligible security held by a portfolio could, however, adversely affect the marketability of such portfolio security and the portfolio might be unable to dispose of such security promptly or at reasonable prices.

The Fund's Board of Directors has authorized each portfolio's Sub-Adviser to make liquidity determinations with respect to Rule 144A securities in accordance with the guidelines established by the Board of Directors. Under the guidelines, the portfolio's Sub-Adviser will consider the following factors in determining whether a Rule 144A security is liquid: 1) the frequency of trades and quoted prices for the security; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and
4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. The portfolio may be restricted in its ability to sell such securities at a time when a portfolio's Sub-Adviser deems it advisable to do so. In addition, in order to meet redemption requests, a portfolio may have to sell other assets, rather than such illiquid securities, at a time which is not advantageous.

/diamond/ BANK AND THRIFT OBLIGATIONS

Bank and thrift obligations in which a portfolio may invest are limited to dollar-denominated certificates of deposit, time deposits and bankers' acceptances issued by bank or thrift institutions. Certificates of deposit are short-term, unsecured, negotiable obligations of commercial banks and thrift institutions. Time deposits are non-negotiable deposits maintained in bank or thrift institutions for specified periods of time at stated interest rates. Bankers' acceptances are negotiable time drafts drawn on commercial banks usually in connection with international transactions.

Bank and thrift obligations in which the portfolio invests may be, but are not required to be, issued by institutions that are insured by the Federal Deposit Insurance Corporation (the "FDIC"). Bank and thrift institutions organized under Federal law are supervised and examined by Federal authorities and are required to be insured by the FDIC. Institutions organized under state law are supervised and examined by state banking authorities but are insured by the FDIC only if they so elect. State institutions insured by the FDIC are subject to Federal examination and to a substantial body of Federal law regulation. As a result of Federal and state laws and regulations, Federally insured bank and thrift institutions are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks and of United Kingdom branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks and United Kingdom branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. Certificates of deposit issued by wholly-owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed by that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (i) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (ii) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC.

A portfolio may purchase obligations, or all or a portion of a package of obligations, of smaller institutions that are Federally insured, provided the obligation of any single institution does not exceed the Federal insurance coverage of the obligation, presently $100,000.

/diamond/ INVESTMENTS IN THE REAL ESTATE INDUSTRY AND REAL ESTATE INVESTMENT
          TRUSTS ("REITS")

REITs are pooled investment vehicles which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or hybrid REITs.

Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs invest their assets in both real property and mortgages. REITs are not taxed on income distributed to policyowners provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the "Code").

                                - RISK FACTORS

Investments in the real estate industry are subject to risks associated with direct investment in real estate. Such risks include, but are not limited to: declining real estate values; risks related to general and local economic conditions; over-building; increased competition for assets in local and regional markets; changes in zoning laws; difficulties in completing construction; changes in real estate value and property taxes; increases in operating expenses or interest rates; changes in neighborhood values or the appeal of properties to tenants; insufficient levels of occupancy; and inadequate rents to cover operating expenses. The performance of securities issued by companies in the real estate industry also may be affected by prudent management of insurance risks, adequacy of financing available in capital markets, competent management, changes in applicable laws and governmental regulations (including taxes) and social and economic trends.

REITs also may subject a portfolio to certain risks associated with the direct ownership of real estate. As described above, these risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, liability to third parties for damages resulting from, environmental problems, casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Investing in REITs involves certain unique risks, in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code. REITs (especially mortgage REITs) are also subject to interest rate risk. (See "Debt Securities and Fixed-Income Investing" below.)

/diamond/ VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes are unsecured commercial paper instruments that permit the indebtedness thereunder to vary and provide for periodic adjustment in the interest rate. Because variable rate master demand notes are direct lending arrangements between a portfolio and the issuer, they are not normally traded.

Although no active secondary market may exist for these notes, a portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party.

While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy the Sub-Adviser that the ratings are within the two highest ratings of commercial paper.

In addition, when purchasing variable rate master demand notes, the Sub-Adviser will consider the earning power, cash flows, and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand.

                                - RISK FACTORS

In the event an issuer of a variable rate master demand note defaulted on its payment obligations, a portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

/diamond/ DEBT SECURITIES AND FIXED-INCOME INVESTING

Debt securities include securities such as corporate bonds and debentures; commercial paper; trust preferreds, debt securities issued by the U.S. Government, its agencies and instrumentalities; or foreign governments; asset-backed securities; CMOs; zero coupon bonds; floating rate, inverse floating rate and index obligations; "strips"; pay-in-kind and step securities.

Fixed-income investing is the purchase of a debt security that maintains a level of income that does not change. For instance, bonds paying interest at a specified rate that does not change are fixed-income securities. When a debt security is purchased, the portfolio owns "debt" and becomes a creditor to the company or government.

Fixed-income securities generally include short- and long-term government, corporate and municipal obligations that pay a specified rate of interest or coupons for a specified period of time, or preferred stock, which pays fixed dividends. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period of time. A portfolio may vary the average maturity of its portfolio of debt securities based on the Sub-Adviser's analysis of interest rate trends and factors.

Bonds rated Baa by Moody's or BBB by S&P are considered medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payment prospects and principal security for such bonds appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics. (See Appendix B for a description of debt securities ratings.)

                                - RISK FACTORS

Investments in debt securities are generally subject to both credit risk and market risk. Credit risk relates to the ability of the issuer to meet interest or principal payments, or both, as they come due. Market risk relates to the fact that the market values of the debt securities in which the portfolio invests generally will be affected by changes in the level of interest rates. An increase in interest rates will tend to reduce the market value of debt securities, whereas a decline in interest rates will tend to increase their value.

Generally, shorter term securities are less sensitive to interest rate changes, but longer term securities offer higher yields. The portfolio's share price and yield will also depend, in part, on the quality of its investments in debt securities.

Such securities may be affected by changes in the creditworthiness of the issuer of the security. The extent that such changes are reflected in the portfolio's share price will depend upon the extent of the portfolio's investment in such securities.

/diamond/ HIGH-YIELD/HIGH-RISK SECURITIES

High-yield/high-risk securities (or "junk bonds") are debt securities rated below investment grade by the primary rating agencies (such as S&P and Moody's). (See Appendix B for a description of debt securities rating.)

                                - RISK FACTORS

The value of lower quality securities generally is more dependent on the ability of the issuer to meet interest and principal payments (i.e., credit risk) than is the case for higher quality securities. Conversely, the value of higher quality securities may be more sensitive to interest rate movements than lower rated securities. Issuers of high-yield securities may not be as strong financially as those issuing bonds with higher credit ratings. Investments in such companies are considered to be more speculative than higher quality investment.

Issuers of high-yield securities are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged.

In the event of a default, a portfolio would experience a reduction of its income and could expect a decline in the market value of the defaulted securities.

The market for lower quality securities is generally less liquid than the market for higher quality bonds. Adverse publicity and investor perceptions, as well as new or proposed laws, may also have a greater negative impact on the market for lower quality securities. Unrated debt, while not necessarily of lower quality than rated securities, may not have as broad a market as higher quality securities.

/diamond/ TRADE CLAIMS

Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty. Trade claims offer the potential for profits since they are often purchased at a significant discount from face value and, consequently, may generate capital appreciation in the event that the market value of the claim increases as the debtor's financial position improves or the claim is paid.

                                - RISK FACTORS

An investment in trade claims is speculative and carries a high degree of risk. Trade claims are illiquid securities which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. The markets in trade claims are not regulated by Federal securities laws or the SEC. Because trade claims are unsecured, holders of trade claims may have a lower priority in terms of payment than certain other creditors in a bankruptcy proceeding.

                             MANAGEMENT OF THE FUND

/diamond/ DIRECTORS AND OFFICERS

The Fund is governed by a Board of Directors. Subject to the supervision of the Board of Directors, the assets of each portfolio are managed by an investment adviser and sub-advisers, and by portfolio managers. The Board of Directors is responsible for managing the business and affairs of the Fund and oversees the operation of the Fund by its officers. It also reviews the management of the portfolios' assets by the investment adviser and sub-adviser. Information about the Directors and officers of the Fund is as follows:


NAME, ADDRESS AND AGE             POSITION(S) HELD WITH FUND        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
---------------------             --------------------------        -----------------------------------------------
PETER R. BROWN                   VICE CHAIRMAN                Vice Chairman, IDEX Mutual Funds (investment
(DOB 05/10/28)                                                company); Chairman of the Board, Peter Brown
11180 6th Street East                                         Construction Company, Largo, Florida (1963 - 2000);
Treasure Island, Florida 33706                                Rear Admiral (Ret.) U.S. Navy Reserve, Civil Engineer
                                                              Corps.

CHARLES C. HARRIS                DIRECTOR                     Trustee, IDEX Mutual Funds (investment company)
(DOB 07/15/30)                                                (March, 1994 - present).
35 Winston Drive
Clearwater, Florida 33756

RUSSELL A. KIMBALL, JR.          DIRECTOR                     General Manager, Sheraton Sand Key Resort (resort
(DOB 08/17/44)                                                hotel), Clearwater, Florida (1975 - present).
1160 Gulf Boulevard
Clearwater Beach, Florida 34630

WILLIAM W. SHORT, JR.            DIRECTOR                     Trustee, IDEX Mutual Funds (investment company);
(DOB 02/25/36)                                                President and majority shareholder of Shorts, Inc.
12420 73rd Court                                              (men's retail apparel); Chairman of Southern Apparel
Largo, Florida 33773                                          Corporation, S.A.C. Apparel Corporation and S.A.C.
                                                              Distributors (nationwide wholesale apparel distributors),
                                                              Largo, Florida.

PATRICK S. BAIRD                 PRESIDENT AND                President and Trustee (December, 1999 - present),
(DOB 01/19/54)                   DIRECTOR                     IDEX Mutual Funds (investment company); Director
4333 Edgewood Road, NE                                        (March, 1991 - December, 1999), Western Reserve Life
Cedar Rapids, Iowa 52499                                      Assurance Co. of Ohio; Executive Vice President
                                                              (February, 1995 - present) and Chief Operating Officer
                                                              (February, 1996 - present), AEGON USA, Inc. (financial
                                                              services holding company, Cedar Rapids, Iowa); Senior
                                                              Vice President (May, 2000 - present), Peoples Benefit
                                                              Life Insurance Co.; Director (December, 1991 -
                                                              present), Chief Operating Officer (April, 1996 - present)
                                                              and Senior Vice President (April, 1996 - present),
                                                              Bankers United Life Assurance Co.; Director
                                                              (December, 1991 - present), Chief Operating Officer
                                                              (April, 1996 - present), and Senior Vice President (April,
                                                              1995 - present), Transamerica Life Insurance Co.;
                                                              Director (October, 1990 - present), Chairman of the
                                                              Board and President (July, 1996 - present), First AUSA
                                                              Life Insurance Co.; Vice President and CFO
                                                              (September, 1993 - present), AUSA Life Insurance Co.;
                                                              Director (March, 1992 - present), President (July,
                                                              1996 - present), and CFO (May, 1992 - present), AUSA
                                                              Holding Co.

NAME, ADDRESS AND AGE    POSITION(S) HELD WITH FUND        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
---------------------    --------------------------        -----------------------------------------------
JOHN R. KENNEY(1,2)     CHAIRMAN OF THE              President (March, 1993 - June, 2000), AEGON/
(DOB 02/8/38)           BOARD OF DIRECTORS           Transamerica Series Fund, Inc.; CEO (December,
                                                     1999 - present) and Chairman of the Board and Trustee
                                                     (September, 1996 - present), IDEX Mutual Funds
                                                     (investment company); Chairman of the Board, Director
                                                     and Co-CEO, (March, 2000 - present), Great
                                                     Companies, L.L.C. (investment adviser); Chairman of
                                                     the Board (August, 1987 - present), CEO (April, 1982 -
                                                     present), President (December, 1992 - December,
                                                     1999) and Director (July, 1973 - present), Western
                                                     Reserve Life Assurance Co. of Ohio; Chairman of the
                                                     Board (May, 1988 - present), Idex Investor Services,
                                                     Inc. (transfer agent); Director (December, 1990 -
                                                     present), Idex Management, Inc. (investment adviser);
                                                     Director (January, 1987 - April, 1999) and Chairman of
                                                     the Board (May, 1988 - April, 1999), InterSecurities, Inc.
                                                     (broker-dealer/underwriter); Chairman of the Board
                                                     (September, 1996 - present) and President (September,
                                                     1997 - present), AEGON/Transamerica Fund Advisers,
                                                     Inc. (investment adviser); Chairman of the Board and
                                                     Director (September, 1996 - present), President
                                                     (September, 1997 - present), AEGON/Transamerica
                                                     Fund Services, Inc. (transfer agent).

JEROME C. VAHL(1,2)     EXECUTIVE VICE               Executive Vice President (September, 2000 - present),
(DOB 04/24/56)          PRESIDENT                    IDEX Mutual Funds (investment company); President
                                                     and Director (December, 1999 - present), Executive
                                                     Vice President (June, 1998 - December, 1999) and
                                                     Vice President (December, 1995 - June, 1998),
                                                     Western Reserve Life Assurance Co. of Ohio; Director
                                                     (March, 2000 - present), Great Companies L.L.C.
                                                     (investment adviser); Vice President (1986 - present),
                                                     AEGON USA, Inc. (financial services holding company,
                                                     Cedar Rapids, Iowa); Director (November, 1999 -
                                                     present), Idex Investor Services, Inc. (transfer agent),
                                                     AEGON/Transamerica Fund Services, Inc. (transfer
                                                     agent), and AEGON/Transamerica Fund Advisers, Inc.
                                                     (investment adviser); Director (June, 1998 - present),
                                                     Idex Management, Inc. (investment adviser); Vice
                                                     President (February, 2000 - present), AUSA Holding
                                                     Co.

ALLAN HAMILTON(1,2)     TREASURER AND                Vice President and Controller (August, 1987 - present)
(DOB 11/26/56)          PRINCIPAL FINANCIAL          and Treasurer (February, 1997 - present), Western
                        OFFICER                      Reserve Life Assurance Co. of Ohio; Vice President
                                                     and Controller (March, 1999 - present), AEGON/
                                                     Transamerica Fund Advisers, Inc. (investment adviser).

NAME, ADDRESS AND AGE     POSITION(S) HELD WITH FUND        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
---------------------     --------------------------        -----------------------------------------------
JOHN K. CARTER(1,2)      VICE PRESIDENT,              Assistant Vice President, Assistant Secretary and
(DOB 04/24/61)           SECRETARY AND                Counsel (June, 1999 - December, 1999), AEGON/
                         COUNSEL                      Transamerica Series Fund, Inc. (investment company);
                                                      Vice President, Secretary and Counsel (December,
                                                      1999 - present) and Assistant Vice President, Assistant
                                                      Secretary and Counsel (June, 1999 - December, 1999),
                                                      IDEX Mutual Funds (investment company); Vice
                                                      President and Counsel (June, 2000 - present) and
                                                      Assistant Vice President and Counsel (September,
                                                      1999 - June, 2000), Western Reserve Life Assurance
                                                      Co. of Ohio; Vice President (December, 2000 -
                                                      present), AFSG Securities Corp. (underwriter); Vice
                                                      President, Counsel and Assistant Secretary (April,
                                                      2000 - present), AEGON Asset Management Services,
                                                      Inc.; Vice President, Counsel and Assistant Secretary
                                                      (April, 2000 - present), Idex Investor Services, Inc.
                                                      (transfer agent) and AEGON/Transamerica Fund
                                                      Services, Inc. (transfer agent); Vice President, Counsel,
                                                      Compliance Officer and Assistant Secretary (April,
                                                      2000 - present), Idex Management, Inc. (investment
                                                      adviser) and AEGON/Transamerica Advisers, Inc.
                                                      (investment adviser); Vice President and Counsel
                                                      (March, 1997 - May, 1999) Salomon Smith Barney;
                                                      Assistant Vice President, Associate Corporate Counsel
                                                      and Trust Officer (September, 1993 - March 1997),
                                                      Franklin Templeton Mutual Funds.

THOMAS E. PIERPAN(1,2)   VICE PRESIDENT AND           Assistant Secretary (March, 1995 - December, 1997
(DOB 10/18/43)           ASSISTANT SECRETARY          and December, 1999 - present) and Associate General
                                                      Counsel and Secretary (December, 1997 - December,
                                                      1999), AEGON/Transamerica Series Fund, Inc.
                                                      (investment company); Vice President (December,
                                                      1997 - present), Assistant Secretary (December, 1999 -
                                                      present) and Associate General Counsel and Secretary
                                                      (December, 1997 - December, 1999), IDEX Mutual
                                                      Funds (investment company); Senior Vice President
                                                      and General Counsel (December, 1999 - present),
                                                      Assistant Secretary (March, 1996 - present), Associate
                                                      General Counsel (January, 1997 - December, 1999),
                                                      Vice President (December, 1993 - December, 1999)
                                                      and Counsel (April, 1995 - January, 1997), Western
                                                      Reserve Life Assurance Co. of Ohio; Assistant Vice
                                                      President and Assistant Secretary (December, 1998 -
                                                      present), AFSG Securities Corp. (underwriter).

ALAN M. YAEGER(1,2)      EXECUTIVE VICE               Executive Vice President (April, 1993 - present), CFO
(DOB 10/21/46)           PRESIDENT                    (December, 1995 - present) and Actuary (1972 -
                                                      present), Western Reserve Life Assurance Co. of Ohio;
                                                      Director (September, 1996 - present), AEGON/
                                                      Transamerica Advisers, Inc. (investment adviser) and
                                                      AEGON/Transamerica Fund Services, Inc. (transfer
                                                      agent).

--------------
(1) The principal business address is P.O. Box 5068, Clearwater, Florida 33758-5068.
(2) Interested Person (as defined in the 1940 Act) of the Fund.

The Fund pays no salaries or compensation to any of its officers, all of whom are employees of WRL. The Fund pays an annual fee of $16,000 to each Director who is not affiliated with the Investment Adviser or the Sub-Advisers ("disinterested Director"). Each disinterested Director also receives $2,500, plus expenses, per each regular and special Board meeting attended. At the end of each fiscal year, the Directors' fees and expenses are allocated to the portfolios of the Fund.

                              Compensation Table

                                                                  Pension Or
                                                                  Retirement                              Total Compensation
                                             Aggregate             Benefits                             Paid to Directors From
                                         Compensation From        Accrued As          Estimated           AEGON/Transamerica
                                        AEGON/Transamerica          Part of        Annual Benefits     Series Fund, Inc.(1) and
Name of Person, Position               Series Fund, Inc.(1)     Fund Expenses*     Upon Retirement        IDEX Mutual Funds
-----------------------------------   ----------------------   ----------------   -----------------   -------------------------
Peter R. Brown, Vice Chairman                 $23,500                       0                 N/A              $67,000
Charles C. Harris, Director                    22,500                       0                 N/A               66,000
Russell A. Kimball, Jr., Director              21,000                       0                 N/A               21,000
William W. Short, Jr., Director                 9,000                       0                 N/A               52,500

------------------------------
 *  The Plan became effective January 1, 1996.
(1) Prior to May 1, 2001, WRL Series Fund, Inc.

Commencing on January 1, 1996, a non-qualified deferred compensation plan (the "Plan") became available to directors who are not interested persons of the Fund. Under the Plan, compensation may be deferred that would otherwise be payable by the Fund, or IDEX Mutual Funds to a disinterested Director or Trustee on a current basis for services rendered as director. Deferred compensation amounts will accumulate based on the value of Class A shares of a portfolio of IDEX Mutual Funds (without imposition of sales charge), as elected by the Director. As of April 1, 2001, the Directors and officers of the Fund beneficially owned in the aggregate less than 1% of the Fund's shares through ownership of policies and annuity contracts indirectly invested in the Fund. The Board of Directors has established an Audit Committee consisting of Messrs. Brown, Harris and Kimball.

/diamond/ THE INVESTMENT ADVISER

The information that follows supplements the information provided about the Investment Adviser under the caption "Management of the Fund - Investment Adviser" in the Prospectus.

AEGON/Transamerica Fund Advisers, Inc. ("AEGON/ Transamerica Advisers") located at 570 Carillon Parkway, St. Petersburg, FL 33716, serves as the investment adviser to each portfolio of the Fund pursuant to an Investment Advisory Agreement dated January 1, 1997, as amended with the Fund. The Investment Adviser is a direct, wholly-owned subsidiary of WRL, which is wholly-owned by First AUSA Life Insurance Company ("First AUSA"), a stock life insurance company, which is wholly-owned by AEGON USA, Inc. ("AEGON USA"). AEGON USA is a financial services holding company whose primary emphasis is on life and health insurance and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation, which is a publicly traded international insurance group.

The Investment Advisory Agreement was approved by the Fund's Board of Directors, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996 and by the shareholders of each portfolio of the Fund on December 16, 1996 or commencement of operations, whichever is later. The Investment Advisory Agreement provides that it will continue in effect from year to year thereafter, if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of each portfolio, and (b) by a majority of the Directors who are not parties to such contract or "interested persons" of any such party. The Investment Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of each portfolio and terminates automatically in the event of its assignment (within the meaning of the 1940 Act).

While the Investment Adviser is at all times subject to the direction of the Board of Directors of the Fund, the Investment Advisory Agreement provides that the Investment Adviser, subject to review by the Board of Directors, is responsible for the actual management of the Fund and has responsibility for making decisions to buy, sell or hold any particular security. The Investment Adviser also is obligated to provide all the office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement. For further information about the management of each portfolio of the Fund, see "The Sub-Adviser", on p. 28.

ADVISORY FEE. The method of computing the investment advisory fee is fully described in the Fund's prospectus.

PAYMENT OF EXPENSES. Under the terms of the Investment Advisory Agreement, the Investment Adviser is responsible for providing investment advisory services and furnishing office space for officers and employees of the Investment Adviser connected with investment management of the portfolios.

Each portfolio pays: all expenses incurred in connection with the formation and organization of a portfolio, including the preparation (and filing, when necessary) of the portfolio's contracts, plans, and documents, conducting meetings of organizers, directors and shareholders; preparing and filing the post-effective amendment to the Fund's registration statement effecting registration of a portfolio and its shares under the 1940 Act and the 1933 Act and all other matters relating to the information and organization of a portfolio and the preparation for offering its shares; expenses in connection with ongoing registration or qualification requirements under Federal and state securities laws; investment advisory fees; pricing costs (including the daily calculations of net asset value); brokerage commissions and all other expenses in connection with execution of portfolio transactions, including interest; all Federal, state and local taxes (including stamp, excise, income and franchise taxes) and the preparation and filing of all returns and reports in connection therewith; any compensation, fees, or reimbursements which the Fund pays to its Directors who are not "interested persons," as that phrase is defined in the 1940 Act, of the Fund or AEGON/ Transamerica Advisers; compensation of the Fund's custodian, administrative and transfer agent, registrar and dividend disbursing agent; legal, accounting and printing expenses; other administrative, clerical, recordkeeping and bookkeeping expenses; auditing fees; certain insurance premiums; services for shareholders (including allocable telephone and personnel expenses); costs of certificates and the expenses of delivering such certificates to the purchaser of shares relating thereto; expenses of local representation in Maryland; fees and/or expenses payable pursuant to any plan of distribution adopted with respect to the Fund in accordance with Rule 12b-1 under the 1940 Act; expenses of shareholders' meetings and of preparing, printing, and distributing notices, proxy statements and reports to shareholders; expenses of preparing and filing reports with Federal and state regulatory authorities; all costs and expenses, including fees and disbursements, of counsel and auditors, filing and renewal fees and printing costs in connection with the filing of any required amendments, supplements or renewals of registration statement, qualifications or prospectuses under the 1933 Act and the securities laws of any states or territories, subsequent to the effectiveness of the initial registration statement under the 1933 Act; all costs involved in preparing and printing prospectuses of the Fund; extraordinary expenses; and all other expenses properly payable by the Fund or the portfolios.

The Sub-Adviser has voluntarily undertaken to pay expenses on behalf of the portfolios to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed, as a percentage of BlackRock Large Cap Value and BlackRock Mid Cap Growth's average daily net assets, 1.30% and BlackRock Global Science & Technology, 1.40%.

SERVICE AGREEMENT. Effective January 1, 1997, the Fund entered into an Administrative Services and Transfer Agency Agreement ("Services Agreement") with AEGON/Transamerica Fund Services, Inc. ("AEGON/ Transamerica Services"), an affiliate of AEGON/ Transamerica Advisers and WRL, to furnish the Fund with administrative services to assist the Fund in carrying out certain of its functions and operations. The Service Agreement was approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996. Under this Agreement, AEGON/Transamerica Services shall furnish to each portfolio, subject to the overall supervision of the Fund's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. AEGON/Transamerica Services is reimbursed by the Fund monthly on a cost incurred basis.

DISTRIBUTION AGREEMENT. Effective January 1, 1997, the Fund adopted a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act, as amended. Pursuant to the Distribution Plan, the Fund entered into a Distribution Agreement with AFSG Securities Corporation (AFSG) located at 4333 Edgewood Road NE, Cedar Rapids, Iowa 52494. The Distribution Plan and related Agreement were approved by the Fund's Board of Directors, including a majority of Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on October 3, 1996 as amended by the Board March 29, 1999, and the Distribution Plan was approved by the shareholders of each portfolio of the Fund on December 16, 1996 (by all portfolios that had commenced operations on that date). AFSG is an affiliate of the Investment Adviser.

Under the Distribution Plan and Distribution Agreement, the Fund, on behalf of the portfolios, will reimburse AFSG after each calendar month for certain Fund distribution expenses incurred or paid by AFSG, provided that these expenses in the aggregate do not exceed 0.15%, on an annual basis, of the average daily net asset value of shares of each portfolio.

Distribution expenses for which AFSG may be reimbursed under the Distribution Plan and Distribution Agreement include, but are not limited to, expenses of printing and distributing the Fund's prospectus and statement of additional information to potential investors; developing and preparing Fund advertisements; sales literature and other promotional materials; holding seminars and sales meetings designed to promote distribution of Fund shares; the development of consumer-oriented sales materials describing and/or relating to the Fund; and expenses attributable to "distribution-related services" provided to the Fund, which include such things as salaries and benefits, office expenses, equipment expenses, training costs, travel costs, printing costs, supply expenses, computer programming time, and data center expenses, each as they relate to the promotion of the sale of Fund shares.

AFSG submits to the Directors of the Fund for approval annual distribution budgets and quarterly reports of distribution expenses with respect to each portfolio. AFSG allocates to each portfolio distribution expenses specifically attributable to the distribution of shares of such portfolio. Distribution expenses not specifically attributable to the distribution of shares of a particular portfolio are allocated among the portfolios, based upon the ratio of net asset value of each portfolio to the net asset value of all portfolios, or such other factors as AFSG deems fair and are approved by the Fund's Board of Directors. AFSG has determined that it will not seek payment by the Fund of distribution expenses incurred with respect to any portfolio before April 30, 2002. Prior to AFSG seeking reimbursement of future expenses, Policyowners will be notified in advance.

BROKERAGE ENHANCEMENT PLAN. The Board of Directors of the Fund, including all of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Fund, have voted pursuant to the substantive provisions of Rule 12b-1 under the 1940 Act to adopt a Brokerage Enhancement Plan for the purpose of utilizing the Fund's brokerage commissions, to the extent available, to promote the sale and distribution of the Fund's shares. Under the Plan, the Fund is using recaptured commissions to pay for distribution expenses. However, under the Plan, except for recaptured commissions, neither the Fund nor any series of the Fund, including the portfolios, will incur any additional fees or charges.

Instead, under the Plan, the investment adviser is authorized to direct that the sub-adviser of each portfolio effect brokerage transactions in portfolio securities through certain broker-dealers, consistent with each sub-adviser's obligations to achieve best price and execution. It is anticipated that these broker-dealers will agree that a percentage of the commission will be directed to AFSG. AFSG will use a part of these directed commissions to defray legal and administrative costs associated with implementation of the Plan. These expenses are expected to be minimal. The remainder of the commissions received by AFSG will be used to finance activities principally intended to result in the sale of shares of the portfolios. These activities will include: holding or participating in seminars and sales meetings designed to promote the sale of Fund shares; paying marketing fees requested by broker-dealers who sell policies or annuities; training sales personnel; compensating broker-dealers and/or their registered representatives in connection with the allocation of cash values and premiums of the policies and contracts to the Fund; printing and mailing of Fund prospectuses, statements of additional information, and shareholder reports for prospective policyowners; and creating and mailing advertising and sales literature.

AFSG is obligated to use all of the fees from the portfolios paid to it for distribution expenses, except for a small amount to be used to defray the incidental costs associated with implementation of the Plan.

/diamond/ THE SUB-ADVISER

The Sub-Adviser serves, pursuant to a Sub-Advisory Agreement dated July 16, 2001 between AEGON/ Transamerica Advisers and the Sub-Adviser, on behalf of each portfolio. The Sub-Advisory Agreement was approved by the Board of Directors of the Fund, including a majority of the Directors who are not "interested persons" of the Fund (as defined in the 1940 Act) on March 26, 2001 and by the shareholders of each portfolio of the Fund on July 16, 2001. The Sub-Advisory Agreement provide that it will continue in effect if approved annually (a) by the Board of Directors of the Fund or by a majority of the outstanding shares of each portfolio and (b) by a majority of the Directors who are not parties to such Agreements or "interested persons" (as defined in the 1940 Act) of any such party. The Sub-Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by the vote of the shareholders of each portfolio and terminate automatically in the event of their assignment (within the meaning of the 1940 Act) or termination of the Investment Advisory Agreement. The agreement may also be terminated under the term of an Exemptive Order granted by the SEC under section 6(c) of the 1940 Act from section 15(a) and rule 18f-2 under the 1940 Act (Release #23379).

Pursuant to the Sub-Advisory Agreement, the Sub-Adviser provides investment advisory assistance and portfolio management advice to the Investment Adviser for the respective portfolio(s). Subject to review by the Investment Adviser and the Board of Directors of the Fund, the Sub-Adviser is responsible for the actual management of its respective portfolio(s) and for making decisions to buy, sell or hold a particular security. The Sub-Adviser bears all of its expenses in connection with the performance of its services under their Sub-Advisory Agreement such as compensating and furnishing office space for their officers and employees connected with investment and economic research, trading and investment management of the respective portfolio(s).

The Sub-Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Sub-Adviser for these portfolios is BlackRock Advisors, Inc.

                                   - - - - -

SUB-ADVISERS' COMPENSATION

The Sub-Adviser receives monthly compensation from the Investment Adviser at the annual rate of a specified percentage of the average daily net assets of each portfolio management by the Sub-Adviser. The table below lists those percentages by portfolio.


PORTFOLIO                                      PERCENTAGE OF AVERAGE DAILY NET ASSETS
---------------------------------------   -----------------------------------------------
BlackRock Global Science & Technology               50% of the fees received by
                                               AEGON/Transamerica Fund Advisors, Inc.

BlackRock Large Cap Value                           50% of the fees received by
                                               AEGON/Transamerica Fund Advisors, Inc.

BlackRock Mid Cap Growth                            50% of the fees received by
                                               AEGON/Transamerica Fund Advisors, Inc.

The method of computing each Sub-Adviser's fees is set forth above.

/diamond/ PERSONAL SECURITIES TRANSACTIONS

The Fund permits "Access Persons" as defined by Rule 17j-1 under the 1940 Act to engage in personal securities transactions, subject to the terms of the Code of Ethics and Insider Trading Policy ("Ethics Policy") that has been adopted by the Fund's Board. Access Persons are required to follow the guidelines established by this Ethics Policy in connection with all personal securities transactions and are subject to certain prohibitions on personal trading. The Fund's Sub-Advisers, pursuant to Rule 17j-1 and other applicable laws, and pursuant to the terms of the Ethics Policy, must adopt and enforce their own Code of Ethics and Insider Trading Policies appropriate to their operations. The Board is required to review and approve the Code of Ethics for each Sub-Adviser. Each Sub-Adviser is also required to report to the Fund's Board on a quarterly basis with respect to the administration and enforcement of such Ethics Policy, including any violations thereof which may potentially affect the Fund.

/diamond/ ADMINISTRATIVE AND TRANSFER AGENCY SERVICES

Effective January 1, 1997, as amended, the Fund entered into an Administrative Services and Transfer Agency Agreement with AEGON/Transamerica Fund Services, Inc. ("AEGON/Transamerica Services") (prior to May 1, 2001, WRL Investment Services, Inc.) located at 570 Carillon Parkway, St. Petersburg, Florida 33716, an affiliate of AEGON/Transamerica Advisers and WRL, to furnish the Fund with administrative services to assist the Fund in carrying out certain of its functions and operations. Under this Agreement, AEGON/ Transamerica Services shall furnish to each portfolio, subject to the overall supervision of the Fund's Board, supervisory, administrative, and transfer agency services, including recordkeeping and reporting. AEGON/ Transamerica Services is reimbursed by the Fund monthly on a cost incurred basis.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

/diamond/ PORTFOLIO TURNOVER

A portfolio turnover rate is, in general, the percentage calculated by taking the lesser of purchases or sales of portfolio securities (excluding certain short-term securities) for a year and dividing it by the monthly average of the market value of such securities held during the year.

Changes in security holdings are made by the Sub-Adviser when it is deemed necessary. Such changes may result from: liquidity needs; securities having reached a price or yield objective; anticipated changes in interest rates or the credit standing of an issuer; or developments not foreseen at the time of the investment decision.

The Sub-Adviser may engage in a significant number of short-term transactions if such investing serves a portfolio's objective. The rate of portfolio turnover will not be a limiting factor when such short-term investing is considered appropriate. Increased turnover results in higher brokerage costs or mark-up charges for a portfolio; these charges are ultimately borne by the policyowners.

In computing the portfolio turnover rate for a portfolio, securities whose maturities or expiration dates at the time of acquisition are one year or less are excluded. Subject to this exclusion, the turnover rate for a portfolio is calculated by dividing (a) the lesser of purchases or sales of portfolio securities for the fiscal year by (b) the monthly average of portfolio securities owned by the portfolio during the fiscal year.

There are no fixed limitations regarding the portfolio turnover rates of the portfolios. Portfolio turnover rates are expected to fluctuate under constantly changing economic conditions and market circumstances. Higher turnover rates tend to result in higher brokerage fees. Securities initially satisfying the basic policies and objective of each portfolio may be disposed of when they are no longer deemed suitable.

/diamond/ PLACEMENT OF PORTFOLIO BROKERAGE

Subject to policies established by the Board of Directors of the Fund, the Sub-Adviser is primarily responsible for placement of a portfolio's securities transactions. Brokerage Enhancement Plan. Please see page __ for details. In placing orders, it is the policy of a portfolio to obtain the most favorable net results, taking into account various factors, including price, dealer spread or commissions, if any, size of the transaction and difficulty of execution. While the Sub-Adviser generally will seek reasonably competitive spreads or commissions, a portfolio will not necessarily be paying the lowest spread or commission available. A portfolio does not have any obligation to deal with any broker, dealer or group of brokers or dealers in the execution of transactions in portfolio securities.

Decisions as to the assignment of portfolio brokerage business for a portfolio and negotiation of its commission rates are made by the Sub-Adviser, whose policy is to obtain "best execution" (prompt and reliable execution at the most favorable security price) of all portfolio transactions. In placing portfolio transactions, the Sub-Adviser may give consideration to brokers who provide supplemental investment research, in addition to such research obtained for a flat fee, to the Sub-Adviser, and pay spreads or commissions to such brokers or dealers furnishing such services which are in excess of spreads or commissions which another broker or dealer may charge for the same transaction.

In selecting brokers and in negotiating commissions, the Sub-Adviser considers such factors as: the broker's reliability; the quality of its execution services on a continuing basis; the financial condition of the firm; and research products and services provided, which include: (i) furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities and (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends and portfolio strategy and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories) that assist each Sub-Adviser in carrying out its responsibilities.

Supplemental research obtained through brokers or dealers will be in addition to, and not in lieu of, the services required to be performed by the Sub-Adviser. The expenses of the Sub-Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. The Sub-Adviser may use such research products and services in servicing other accounts in addition to the respective portfolio. If the Sub-Adviser determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, the Sub-Adviser will allocate the costs of such service or product accordingly. The portion of the product or service that the Sub-Adviser determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for the Sub-Adviser. Conversely, such supplemental information obtained by the placement of business for the Sub-Adviser will be considered by and may be useful to the Sub-Adviser in carrying out its obligations to a portfolio.

When a portfolio purchases or sells a security in the OTC market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where, in the opinion of the Sub-Adviser, better prices and executions are likely to be achieved through the use of a broker.

Securities held by a portfolio may also be held by other separate accounts, mutual funds or other accounts for which the Investment Adviser or Sub-Adviser serves as an adviser, or held by the Investment Adviser or Sub-Adviser for their own accounts. Because of different investment objectives or other factors, a particular security may be bought by the Investment Adviser or Sub-Adviser for one or more clients when one or more clients are selling the same security. If purchases or sales of securities for a portfolio or other entities for which they act as investment adviser or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment

Adviser or Sub-Adviser during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when the Investment Adviser or the Sub-Adviser deems the purchase or sale of a security to be in the best interests of a portfolio as well as other accounts or companies, it may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the portfolio with those to be sold or purchased for such other accounts or companies in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by the Sub-Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the portfolio and to such other accounts or companies. In some cases this procedure may adversely affect the size of the position obtainable for a portfolio.

The Board of Directors of the Fund periodically reviews the brokerage placement practices of each Sub-Adviser on behalf of the portfolios, and reviews the prices and commissions, if any, paid by the portfolios to determine if they were reasonable.

The Board of Directors of the Fund has authorized the Sub-Adviser to consider sales of the policies and annuity contracts by a broker-dealer as a factor in the selection of broker-dealers to execute portfolio transactions. In addition, the Sub-Adviser may occasionally place portfolio business with affiliated brokers of the Investment Adviser or the Sub-Adviser. As stated above, any such placement of portfolio business will be subject to the ability of the broker-dealer to provide best execution and to the Conduct Rules of the National Association of Securities Dealers, Inc.

                        PURCHASE AND REDEMPTION OF SHARES

/diamond/ DETERMINATION OF OFFERING PRICE

Shares of the portfolios are currently sold only to the separate accounts to fund the benefits under the Policies and the annuity contracts. The portfolios may, in the future, offer their shares to other insurance company separate accounts. The separate accounts invest in shares of a portfolio in accordance with the allocation instructions received from holders of the policies and the annuity contracts. Such allocation rights are further described in the prospectuses and disclosure documents for the policies and the annuity contracts. Shares of the portfolios are sold and redeemed at their respective net asset values as described in the prospectus.

/diamond/ NET ASSET VALUATION

As stated in the prospectus, the net asset value of the portfolios' shares is ordinarily determined, once daily, as of the close of the regular session of business on the New York Stock Exchange ("Exchange") (usually 4:00 p.m., Eastern Time) on each day the Exchange is open. (Currently the Exchange is closed on New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.) The per share net asset value of a portfolio is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of shares outstanding. In determining net asset value, securities listed on the national securities exchanges and traded on the NASDAQ National Market are valued at the closing prices on such markets, or if such a price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the Exchange. Other securities for which quotations are not readily available are valued at fair values as determined in good faith by a portfolio's Investment Adviser under the supervision of the Fund's Board of Directors. Money market instruments maturing in 60 days or less are valued on the amortized cost basis. Values of gold bullion held by a portfolio are based upon daily quotes provided by banks or brokers dealing in such commodities.

                 CALCULATION OF PERFORMANCE RELATED INFORMATION

The Prospectus contains a brief description of how performance is calculated. The following sections describe how performance data is calculated in greater detail.

/diamond/ TOTAL RETURN

Total return quotations for each of the portfolios are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following equation:

                                P (1+T)n = ERV

  Where:   P =   a hypothetical initial payment of $1,000
           T =   average annual total return
           n =   number of years
         ERV =   ending redeemable value (at the end of the applicable period of a hypothetical $1,000 payment made at the beginning of the applicable period)

The total return quotation calculations for a portfolio reflect the deduction of a proportionate share of the portfolio's investment advisory fee and portfolio expenses and assume that all dividends and capital gains during the period are reinvested in the portfolio when made. The calculations also assume a complete redemption as of the end of the particular period.

Total return quotation calculations do not reflect charges or deductions against the Series Life Account or the Series Annuity Account or charges and deductions against the policies or the annuity contracts. Accordingly, these rates of return do not illustrate how actual investment performance will affect benefits under the policies or the annuity contracts. Where relevant, the prospectuses for the policies and the annuity contracts contain performance information about these products. Moreover, these rates of return are not an estimate, projection or guarantee of future performance. Additional information regarding the investment performance of the portfolios appears in the prospectus.

/diamond/ YIELD QUOTATIONS

The yield quotations for a portfolio are based on a specific thirty-day period and are computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last date of the period, according to the following formula:

                                        a-b
                          YIELD = 2 [ ( --- + 1)6 - 1]
                                        cd

  Where: a =   dividends and interest earned during the period by the portfolio
         b =   expenses accrued for the period (net of reimbursement)
         c =   the average daily number of shares outstanding during the period that were entitled to receive dividends
         d =   the maximum offering price per share on the last day of the period

                                     TAXES

Shares of the portfolios are offered only to the Separate Accounts that fund the policies and annuity contracts. See the respective prospectuses for the policies and annuity contracts for a discussion of the special taxation of insurance companies with respect to the Separate Accounts and of the policies, the annuity contracts and the holders thereof.

Each portfolio has either qualified, and expects to continue to qualify, for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for that treatment, a portfolio must distribute to its Policyowners for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities that, with respect to any one issuer, do not exceed 5% of the value of the portfolio's total assets and that do not represent more than 10% of the outstanding voting securities of the issuer; and (3) at the close of each quarter of the portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer. If each portfolio qualifies as a regulated investment company and distributes to its shareholders substantially all of its net income and net capital gains, then each portfolio should have little or no income taxable to it under the Code.

As noted in the Prospectus, each portfolio must, and intends to, comply with the diversification requirements imposed by section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements mentioned above, place certain limitations on the proportion of each portfolio's assets that may be represented by any single investment (which generally includes all securities of the same issuer). For purposes of section 817(h), all securities of the same issuer, all interests in the same real property project, and all interest in the same commodity are treated as a single investment. In addition, each U.S. Government agency or instrumentality is treated as a separate issuer, while the securities of a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered securities issued by the same issuer.

If a portfolio fails to qualify as a regulated investment company, the portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders) and distributions to its shareholders will constitute ordinary income to the extent of such Fund's available earnings and profits. Owners of variable life insurance and annuity contracts which have invested in such a portfolio might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if a portfolio failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts which have invested in the portfolio could be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. For additional information concerning the consequences of failure to meet the requirements of section 817(h), see the prospectuses for the Policies or the Annuity Contracts.

A portfolio will not be subject to the 4% Federal excise tax imposed on RICs that do not distribute substantially all their income and gains each calendar year because that tax does not apply to a RIC whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

The use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the income received in connection therewith by the portfolios. Income from the disposition of foreign currencies, and income from transactions in options, futures, and forward contracts derived by a portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement.

Foreign Investments - portfolios investing in foreign securities or currencies may be required to pay withholding, income or other taxes to foreign governments or U.S. possession. Foreign tax withholding from dividends and interest, if any, is generally at a rate between 10% and 35%. The investment yield of any portfolio that invests in foreign securities or currencies is reduced by these foreign taxes. Holders of Policies and Annuity Contracts investing in such portfolios bear the cost of any foreign taxes but will not be able to claim a foreign tax credit or deduction for these foreign taxes. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Dividends and interest received by each portfolio may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

Under certain circumstances, a portfolio will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in a portfolio's investment company taxable income and, accordingly, will not be taxable to the portfolio to the extent that income is distributed to its shareholders. If a portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of the foregoing tax and interest obligations, the portfolio will be required to include in income each year its pro rata share of the qualified electing fund's annual net ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss), even if they are not distributed to the portfolio; those amounts would be subject to the Distribution Requirement. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof. A portfolio, however, may qualify for, and may make, an election permitted under Section 853 of the Code so that shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes paid or incurred by the portfolio to foreign countries (which taxes relate primarily to investment income). The portfolio may make an election under Section 853 of the Code, provided that more than 50% of the value of the portfolio's total assets at the close of the taxable year consists of securities in foreign corporations, and the portfolio satisfies applicable distribution provisions of the Code. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

In addition, another election is available that would involve marking to market a portfolio's PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized although any such gains recognized will be ordinary income rather than capital gain. If this election were made, tax at the portfolio level under the PFIC rules would be eliminated, but a portfolio could, in limited circumstances, incur nondeductible interest charges. A portfolio's intention to qualify annually as a regulated investment company may limit a portfolio'selection with respect to PFIC stock.

The foregoing is only a general summary of some of the important Federal income tax considerations generally affecting the portfolios and their shareholders. No attempt is made to present a complete explanation of the Federal tax treatment of the portfolios' activities, and this discussion and the discussion in the prospectuses and/or statements of additional information for the Policies and Annuity Contracts are not intended as a substitute for careful tax planning. Accordingly, potential investors are urged to consult their own tax advisors for more detailed information and for information regarding any state, local, or foreign taxes applicable to the policies, annuity contracts and the holders thereof.

                           CAPITAL STOCK OF THE FUND

As described in the Prospectus, the Fund offers a separate class of common stock for each portfolio. Included in the Fund are the following portfolios: BlackRock Large Cap Value, BlackRock Mid Cap Growth and BlackRock Global Science & Technology.

                             REGISTRATION STATEMENT

There has been filed with the Securities and Exchange Commission, Washington, D.C. a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this Statement of

Additional Information relates. If further information is desired with respect to the portfolios or such securities, reference is made to the Registration Statement and the exhibits filed as part thereof.

                              FINANCIAL STATEMENTS


The audited financial statements for each portfolio of the Fund for the year ended December 31, 2000 and the report of the Fund's independent certified public accountants are included in the 2000 Annual Report, and are incorporated herein by reference to such report. Information is not included for BlackRock Large Cap Value, BlackRock Mid Cap Growth and BlackRock Global Science & Technology as they did not commence operations until July 2001.

                               OTHER INFORMATION

/diamond/ INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 400 North Ashley Street, Suite 2800, Tampa, Florida 33602, serves as the Fund's independent certified public accountants. The Fund has engaged PricewaterhouseCoopers LLP to examine, in accordance with auditing standards generally accepted in the United States of America, the financial statements of each of the Fund's portfolios.

/diamond/ CUSTODIAN

Investors Bank & Trust Company ("IBT"), located at 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116, serves as the Fund's Custodian and Dividend Disbursing Agent. IBT provides comprehensive asset administrative services to the Fund and other members of the financial industry which include: multi-currency accounting; institutional transfer agency services; domestic and global custody; performance measures; foreign exchange; and securities lending and mutual fund administrative services.

                                  APPENDIX A

                      DESCRIPTION OF PORTFOLIO SECURITIES

     The following is intended only as a supplement to the information contained in the Prospectus and should be read only in conjunction with the Prospectus. Terms defined in the Prospectus and not defined herein have the same meanings as those in the Prospectus.

      1. Certificate of Deposit.* A certificate of deposit generally is a short-term, interest bearing negotiable certificate issued by a commercial bank or savings and loan association against funds deposited in the issuing institution.

      2. Eurodollar Certificate of Deposit.* A Eurodollar certificate of deposit is a short-term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

      3. Floating Rate Note.* A floating rate note is debt issued by a corporation or commercial bank that is typically several years in term but whose interest rate is reset every one to six months.

      4. Inverse Floating Rate Securities.* Inverse floating rate securities are similar to floating rate securities except that their coupon payments vary inversely with an underlying index by use of a formula. Inverse floating rate securities tend to exhibit greater price volatility than other floating rate securities.

      5. Floating Rate Obligations.* Floating rate obligations generally exhibit a low price volatility for a given stated maturity or average life because their coupons adjust with changes in interest rates.

      6. Time Deposit.* A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

      7. Bankers' Acceptance.* A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions (to finance the import, export, transfer or storage of goods). The borrower is liable for payment as well as the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most acceptances have maturities of six months or less and are traded in secondary markets prior to maturity.

      8. Variable Amount Master Demand Note.*  A variable amount master demand note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender. Before investing in any variable amount master demand notes, a portfolio will consider the liquidity of the issuer through periodic credit analysis based upon publicly available information.

      9. Preferred Stocks. Preferred stocks are securities which represent an ownership interest in a corporation and which give the owner a prior claim over common stock on the corporation's earnings and assets. Preferred stock generally pays quarterly dividends. Preferred stocks may differ in many of their provisions. Among the features that differentiate preferred stock from one another are the dividend rights, which may be cumulative or non-cumulative and participating or non-participating, redemption provisions, and voting rights. Such features will establish the income return and may affect the prospects for capital appreciation or risks of capital loss.

     10. Convertible Securities. A portfolio may invest in debt securities convertible into or exchangeable for equity securities, or debt securities that carry with them the right to acquire equity securities, as evidenced by warrants attached to such securities or acquired as part of units of the securities. Such securities normally pay less current income than securities into which they are convertible, and the concomitant risk of loss from declines in those values.

     11. Commercial Paper.* Commercial paper is a short-term promissory note issued by a corporation primarily to finance short-term credit needs.

     12. Repurchase Agreement.* A repurchase agreement is an instrument under which a portfolio acquires ownership of a debt security and the seller agrees to repurchase the obligation at a mutually agreed upon time and price. The total amount received on repurchase is calculated to exceed the price paid by the portfolio, reflecting an agreed upon market rate of interest for the period from the time of a portfolio's purchase of the security to the settlement date (i.e., the time of repurchase), and would not necessarily relate to the interest rate on the underlying securities. A portfolio will only enter into repurchase agreements with underlying securities consisting of U.S. Government or government agency securities,

--------------
* Short-term Securities.

certificates of deposit, commercial paper or bankers' acceptances, and will be entered only with primary dealers. While a portfolio may invest in repurchase agreements for periods up to 30 days, it is expected that typically such periods will be for a week or less. The staff of the SEC has taken the position that repurchase agreements of greater than seven days together with other illiquid investments should be limited to an amount not in excess of 15% of a portfolio's net assets.

     Although repurchase transactions usually do not impose market risks on the purchaser, a portfolio would be subject to the risk of loss if the seller fails to repurchase the securities for any reason and the value of the securities is less than the agreed upon repurchase price. In addition, if the seller defaults, a portfolio may incur disposition costs in connection with liquidating the securities. Moreover, if the seller is insolvent and bankruptcy proceedings are commenced, under current law, a portfolio could be ordered by a court not to liquidate the securities for an indeterminate period of time and the amount realized by a portfolio upon liquidation of the securities may be limited.

     13. Reverse Repurchase Agreement. A reverse repurchase agreement involves the sale of securities held by a portfolio, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. A portfolio will use the proceeds of the reverse repurchase agreements to purchase other money market securities maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. A portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transactions.

     14. Asset-Backed Securities. A portfolio may invest in securities backed by automobile receivables and credit card receivables and other securities backed by other types of receivables or other assets. Credit support for asset-backed securities may be based on the underlying assets and/or provided through credit enhancements by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over-collateralization. A portfolio will only purchase an asset-backed security if it is rated at least "A" by S&P or Moody's.

     15. Mortgage-Backed Securities. A portfolio may purchase mortgage-backed securities issued by government and non-government entities such as banks, mortgage lenders, or other financial institutions. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds, and mortgage pay-through securities. A mortgage pass-through security is a pro-rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. Mortgage-backed bonds are general obligations of their issuers, payable out of the issuers' general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-through and mortgage-backed bonds. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a portfolio may invest in them if it is determined they are consistent with the portfolio's investment objective and policies.

     16. Collateralized Mortgage Obligations. (CMOs) are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and interest rates.

     17. Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are created when the principal and interest payments of a mortgage-backed security are separated by a U.S. Government agency or a financial institution. The holder of the "principal-only" security receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security receives interest payments from the same underlying security.

     The value of mortgage-backed securities may change due to changes in the market's perception of issuers. In addition, the mortgage securities market in general may be adversely affected by regulatory or tax changes. Non-governmental mortgage-backed securities may offer a higher yield than those issued by government entities but also may be subject to greater price change than government securities.

     Like most mortgage securities, mortgage-backed securities are subject to prepayment risk. When prepayment occurs, unscheduled or early payments are made on the underlying mortgages, which may shorten the effective maturities of those securities and may lower their total return. Furthermore, the prices of stripped mortgage-backed securities can be significantly affected by changes in interest rates as well. As interest rates fall, prepayment rates tend to increase, which in turn tends to reduce prices of "interest-only" securities and increase prices of "principal-only" securities. Rising interest rates can have the opposite effect.

     18. Financing Corporation Securities. (FICOs) are debt obligations issued by the Financing Corporation. The Financing Corporation was originally created to recapitalize the Federal Savings and Loan Insurance Corporation (FSLIC) and now functions as a financing vehicle for the FSLIC Resolution Fund, which received substantially all of FSLIC's assets and liabilities.

     19. U.S. Government Securities. U.S. Government securities are securities issued by or guaranteed by the U.S. Government or its agencies or instrumentalities. U.S. Government securities have varying degrees of government backing. They may be backed by the credit of the U.S. Government as a whole or only by the issuing agency or instrumentality. For example, securities issued by the Financing Corporation are supported only by the credit of the Financing Corporation, and not by the U.S. Government. Securities issued by the Federal Home Loan Banks and the Federal National Mortgage Association
(FNMA) are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. Government as to payment of principal and interest and are the highest quality U.S. Government securities. Each portfolio, and its share price and yield, are not guaranteed by the U.S. Government.

     20. Zero Coupon Bonds.  Zero coupon bonds are created three ways:

    1) U.S. TREASURY STRIPS (Separate Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an outstanding Treasury bond by the Federal Reserve Bank. Bonds issued by the Resolution Funding Corporation (REFCORP) and the Financial Corporation (FICO) also can be stripped in this fashion.

    2) STRIPS are created when a dealer deposits a Treasury Security or a Federal agency security with a custodian for safe keeping and then sells the coupon payments and principal payment that will be generated by this security separately. Proprietary receipts, such as Certificates of Accrual on Treasury Securities (CATS), Treasury Investment Growth Receipts (TIGRS), and generic Treasury Receipts (TRs), are stripped U.S. Treasury securities separated into their component parts through custodial arrangements established by their broker sponsors. FICO bonds have been stripped in this fashion. The portfolios have been advised that the staff of the Division of Investment Management of the SEC does not consider such privately stripped obligations to be U.S. Government securities, as defined by the 1940 Act. Therefore, the portfolios will not treat such obligations as U.S. Government securities for purposes of the 65% portfolio composition ratio.

    3) ZERO COUPON BONDS can be issued directly by Federal agencies and instrumentalities, or by corporations. Such issues of zero coupon bonds are originated in the form of a zero coupon bond and are not created by stripping an outstanding bond.

     Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change. In calculating its dividends, the Fund takes into account as income a portion of the difference between zero coupon bond's purchase price and its face value.

     21. Bond Warrants. A warrant is a type of security that entitles the holder to buy a proportionate amount of a bond at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. Warrants generally trade in the open market and may be sold rather than exercised.

     22. Obligations of Supranational Entities. Obligations of supranational entities include those of international organizations designated or supported by governmental entities to promote economic reconstruction or development and of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World
Bank), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. Each supranational entity's lending activities are limited to a percentage of its total capital (including "callable capital" contributed by members at the entity's call), reserves and net income. There is no assurance that foreign governments will be able or willing to honor their commitments.

     23. Equipment Lease and Trust Certificates. A portfolio may invest in equipment lease and trust certificates, which are debt securities that are secured by direct or indirect interest in specified equipment or equipment leases (including, but not limited to, railroad rolling stock, planes, trucking or shipping fleets, or other personal property).

     24. Trade Claims. Trade claims are interests in amounts owed to suppliers of goods or services and are purchased from creditors of companies in financial difficulty.

                                  APPENDIX B

                    BRIEF EXPLANATION OF RATING CATEGORIES

                                BOND RATING   EXPLANATION
                                -----------   -----------
STANDARD & POOR'S CORPORATION   AAA           Highest rating; extremely strong capacity to pay principal and interest.
                                AA            High quality; very strong capacity to pay principal and interest.
                                A             Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                                BBB           Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to a weakened capac-
                                              ity to pay principal and interest then for higher rated bonds.
                                BB, B, and    Predominantly speculative with respect to the issuer's capacity to
                                CC, CC, C     meet required interest and principal payments. BB - lowest degree of speculation; C- the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
                                D             In default.

PLUS (+) OR MINUS (-) - The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus to show relative standing within the major rating categories.

UNRATED - Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

MOODY'S INVESTORS SERVICE, INC.   Aaa   Highest quality, smallest degree of investment risk.
                                  Aa    High quality; together with Aaa bonds, they compose the high-grade bond group.
                                  A     Upper-medium grade obligations; many favorable investment
                                        attributes.
                                  Baa   Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present but certain protective elements may be lacking or may be unreliable over any great length of time.
                                  Ba    More uncertain, with speculative elements. Protection of interest and principal payments not well safeguarded during good and bad times.
                                  B     Lack characteristics of desirable investment; potentially low assur-
                                        ance of timely interest and principal payments or maintenance of other contract terms over time.
                                  Caa   Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                                  Ca    Speculative in a high degree; could be in default or have other marked short-comings.
                                  C     Lowest-rated; extremely poor prospects of ever attaining investment standing.

UNRATED - Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1. An application for rating was not received or accepted.
     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
     3. There is lack of essential data pertaining to the issue or issuer.
     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

                                     PART C
                                OTHER INFORMATION
Item 23.   Exhibits

        List all exhibits filed as part of the Registration Statement.

       (a) 1.   (A) Articles of Incorporation of WRL Series Fund, Inc. (2)
                (B) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)
                (C) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)
                (D) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)
                (E) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)
                (F) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)
                (G) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (2)
                (H) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (3)
                (I) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (3)
                (J) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc.  (4)
                (K) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (6)
                (L) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (7)
                (M) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (8)
                (N) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (10)
                (O) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (11)
                (P) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (13)
                (Q) Articles Supplementary to Articles of Incorporation of
                         WRL Series Fund, Inc. (14)

                (R) Articles Supplementary to Articles of Incorporation of
                    AEGON/Transamerica Series Fund, Inc. (17)


       (b) Bylaws of AEGON/Transamerica Series Fund, Inc. (2)

       (c) Not applicable.

       (d) Investment Advisory Agreements

            (1)     Investment Advisory Agreement on behalf of the Portfolios of the AEGON/Transamerica Series Fund, Inc. with
                    AEGON/Transamerica Fund Advisers, Inc. (8)
            (2)        Sub-Advisory Agreement on behalf of Janus Growth and Janus Global of the Fund. (6)
            (3)     Sub-Advisory Agreement on behalf of J.P. Morgan Money Market of the Fund. (8)
            (4)     Sub-Advisory Agreement on behalf of VKAM Emerging Growth of the Fund. (8)
            (5)     Sub-Advisory Agreement on behalf of LKCM Strategic Total Return of the Fund. (8)

            (6)     Sub-Advisory Agreement on behalf of Federated Growth & Income of the Fund. (8)
            (7)     Sub-Advisory Agreement on behalf of Alger Aggressive Growth of the Fund. (8)
            (8)     Sub-Advisory Agreement on behalf of Dean Asset Allocation of the Fund. (8)
            (9)     Sub-Advisory Agreement on behalf of C.A.S.E. Growth of the Fund. (8)
            (10)    Sub-Advisory Agreement on behalf of GE International Equity of the Fund. (9)
            (11)    Sub-Advisory Agreement on behalf of NWQ Value Equity of the Fund. (8)
            (12)    Sub-Advisory Agreement on behalf of GE U.S. Equity of the Fund. (8)
            (13)    Sub-Advisory Agreement on behalf of Third Avenue Value of the Fund.(8)
            (14)    Sub-Advisory Agreement on behalf of AEGON Balanced of the Fund. (8)
            (15)    Sub-Advisory Agreement on behalf of AEGON Bond of the Fund. (8)
            (16)    Sub-Advisory Agreement on behalf of J. P. Morgan Real Estate Securities of the Fund. (8)
            (17)    Form of Sub-Advisory Agreement on behalf of T. Rowe Price Small Cap and T. Rowe Price  Dividend  Growth of the
                    Fund. (8)
            (18)    Form of Sub-Advisory Agreement on behalf of Goldman Sachs Small Cap and Goldman Sachs Growth of the Fund. (8)
            (19)    Form of Sub-Advisory Agreement on behalf of Salomon All Cap of the Fund. (8)
            (20)    Form of Sub-Advisory Agreement on behalf of Dreyfus Mid Cap of the Fund. (8)
            (21)    Form of Sub-Advisory Agreement on behalf Pilgrim Baxter Growth of the Fund. (8)
            (22)    Form of Sub-Advisory Agreement on behalf of Great Companies - America(sm) and
                    Great Companies - Technology.sm(9)
            (23)    Form of Sub-Advisory Agreement on behalf of Value Line Aggressive Growth.(9)
            (24)    Form of Sub-Advisory Agreement on behalf of Great Companies Global2. (11)
            (25)    Form of Sub-Advisory Agreement on behalf of Gabelli Global Growth. (11)
            (26)    Form of Sub-Advisory Agreement on behalf of LKCM Capital Growth.(13)
            (27)    Form of Sub-Advisory Agreement on behalf of American Century Income & Growth and American Century International. (14)

            (28)    Form of Sub-Advisory Agreement on behalf of Munder Net50. (14)
            (28)    Form of Sub-Advisory  Agreement on behalf of BlackRock  Global Science & Technology,
                    BlackRock Large Cap Growth and BlackRock Mid-Cap Growth.

       (e) Distribution Agreement. (8)

       (f) Director's Deferred Compensation Plan. (1)

       (g) Form of Custodian Agreement. (3)

       (h) Administrative Services and Transfer Agency Agreement. (3)

       (i) Opinion and consent of John K. Carter, Esq. as to legality of the securities being registered. (18)

       (j) Consent of PricewaterhouseCoopers LLP. (18)


       (k) Not applicable.

       (l) Not applicable.

       (m) Plan of Distribution. (5)

       (n) Not applicable

       (o) Reserved

       (p)      Code of Ethics

         (1)      AEGON/Transamerica Series Fund, Inc. (9)
         SUB-ADVISERS
         ------------
         (2)      AEGON USA Investment Management, Inc. (9)
         (3)      Fred Alger Management, Inc. (9)
         (4)      C.A.S.E. Management, Inc. (9)
         (5)      Dean Investment Associates (9)
         (6)      Federated Investment Management Company (9)

         (7)      GE Asset Management Incorporated (9)
         (8)      Goldman Sachs Asset Management Inc. (9)
         (9)      Janus Capital Corporation (9)
         (10)     Luther King Capital Management Corporation (9)
         (11)     NWQ Investment Management Company, Inc. (9)
         (12)     Pilgrim Baxter & Associates, Ltd. (9)
         (13)     Salomon Brothers Asset Management Inc (9)
         (14)     Transamerica Investment Management, LLC (9)
         (15)     T. Rowe Price Associates, Inc. (9)
         (16)     Great Companies, L.L.C. (12)
         (17)     Van Kampen Asset Management, Inc. (10)
         (18)     EQSF Advisers, Inc. (10)
         (19)     The Dreyfus Corporation (10)
         (20)     Gabelli Funds, L.L.C. (12)
         (21)     American Century Capital Management, Inc. (16)
         (22)     Munder Capital Management (13)

      (23)     BlackRock Advisors, Inc. (18)

---------------------

(1) Previously filed with Post-Effective Amendment No. 23 to Form N-1A dated April 19, 1996 and incorporated herein by reference.
(2) Previously filed with Post-Effective Amendment No. 25 to Form N-1A dated October 17, 1996, and incorporated herein by reference.
(3) Previously filed with Post-Effective Amendment No. 26 to Form N-1A dated December 26, 1996 and incorporated herein by reference.
(4) Previously filed with Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1997, and incorporated herein by reference.
(5) Previously filed with Post-Effective Amendment No. 29 to Form N-1A dated June 30, 1997, and incorporated herein by reference.
(6) Previously filed with Post-Effective Amendment No. 31 to Form N-1A dated October 16, 1997, and incorporated herein by reference.
(7) Previously filed with Post-Effective Amendment No. 34 to Form N-1A dated April 22, 1998, and incorporated herein by reference.
(8) Previously filed with Post-Effective Amendment No. 36 to Form N-1A dated April 27, 1999, and incorporated herein by reference.
(9) Previously filed with Post-Effective Amendment No. 35 to Form N-1A dated February 28, 2000 (File No. 33-2659), and incorporated herein by reference.
(10) Previously filed with Post-Effective Amendment No. 38 to Form N-1A dated April 28, 2000, and incorporated herein by reference.
(11) Previously filed with Post-Effective Amendment No. 39 to Form N-1A dated June 16, 2000, and incorporated herein by reference.
(12) Previously filed with Post-Effective Amendment No. 40 to Form N-1A dated September 1, 2000, and incorporated herein by reference.
(13) Previously filed with Post-Effective Amendment No. 40 to Form N-1A dated September 1, 2000 (File No.33-2659), and incorporated herein by reference.
(14) Previously filed with Post-Effective Amendment No. 43 to Form N-1A dated February 15, 2001, and incorporated herein by reference.
(15) Previously filed with Post-Effective Amendment No. 44 to Form N-1A dated April 11, 2001, and incorporated herein by reference.
(16) Previously filed with American Century Tax Free & Municipal Funds Post-Effective Amendment No. 30 to the Registration Statement filed on December 29, 2000, and incorporated herein by reference (File No. 2-82734)

(17) Previously filed with Post-Effective Amendment No. 45 to Form N-1A dated May 1, 2001, and incorporated herein by reference.
(18)  To be filed by amendment.

Item 24.      Persons Controlled by or under Common Control with Registrant.
              --------------------------------------------------------------

        Shares of the Registrant are sold and owned by the separate accounts established by Western Reserve Life Assurance Co. of Ohio ("Western Reserve") to fund benefits under certain flexible premium variable life insurance policies and variable annuity contracts issued by it. In addition, shares of the Common Stock of the Registrant are also sold to Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company, all affiliates of Western Reserve, for their respective separate accounts.

        Item 25.         Indemnification.
                         ----------------

Article VI of the By-Laws of AEGON/Transamerica Series Fund, Inc. provides in its entirety as follows:

        Each director, officer, or employee (and his heirs, executors and administrators) shall be indemnified by the Corporation against all liability and expense incurred by reason of the fact that he is or was a director, officer or employee of the corporation, to the full extent and in any manner permitted by Maryland law, as in effect at any time, provided that nothing herein shall be construed to protect any director, officer or employee against any liability to the corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). No indemnification of a director, officer or employee shall be made pursuant to the preceding sentence unless there has been (a) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnity") was not liable by reason of disabling conduct or (b) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnity was not liable by reason of disabling conduct by (i) the vote of a majority of a quorum of directors who are neither "interested persons" of the corporation, as defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding ("non-interested, non-party directors"), or (ii) an independent legal counsel in a written opinion. Reasonable expenses incurred by each such director, officer or employee may be paid by the corporation in advance of the final disposition of any proceeding to which such person is a party, to the full extent and under the circumstances permitted by Maryland law, provided that such person undertakes to repay the advance unless it is ultimately determined that he is entitled to indemnification and either (i) he provides security for his undertaking,
        (ii) the corporation is insured against losses by reason of any lawful advances or (iii) a majority of a quorum of the non-interested, non-party directors, or an independent legal counsel in a written opinion, determines, based on a review of readily available facts, and there is reason to believe that such person ultimately will be found entitled to indemnification. The corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the corporation against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against such liability under the provisions of this Article VI.

                              RULE 484 UNDERTAKING

        Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of Investment Adviser.

        A.    AEGON/Transamerica Fund Advisers, Inc.

              AEGON/Transamerica Fund Advisers. Inc. ("AEGON/Transamerica Advisers") is principally engaged in offering investment advisory services.

              The only businesses, professions, vocations or employments of a substantial nature of Messrs. Kenney, Vahl and Yaeger, directors of AEGON/Transamerica Advisers, are described in the Statement of Additional Information under the section entitled "Management of the Fund." Additionally, the following describes the principal occupations of other persons who serve as executive officers of AEGON/Transamerica Fund Advisers: Kim D. Day, Vice President and Treasurer, is Vice President, Fund Operations and Principal Accounting Officer of AEGON/Transamerica Series Fund, Inc., Assistant Vice President and Assistant Treasurer of Western Reserve Life Assurance Co. of Ohio ("Western Reserve") and Vice President and Treasurer of AEGON/Transamerica Fund Services, Inc.; William H. Geiger, Esq., Secretary, is Assistant Secretary of AEGON/Transamerica Fund Services, Inc., Senior Vice President, Secretary, General Counsel and Group Vice President - Compliance of Western Reserve, and Secretary of AEGON/Transamerica Fund Services, Inc.; and John K. Carter, Esq., Vice President, Assistant Secretary, Compliance Officer, and Counsel, is Vice President, Secretary and Counsel of AEGON/Transamerica Series Fund, Inc., Vice President and Counsel of Western Reserve, and Vice President, Assistant Secretary and Counsel of AEGON/Transamerica Series Fund, Inc.

        B.    Janus Growth and Janus Global: Sub-Adviser - Janus Capital
              Corporation

              Janus Capital Corporation, the sub-adviser to Janus Growth and Janus Global of AEGON/Transamerica Serieses Fund, Inc. is majority-owned by Stillwell Financial Services.

              Janus Capital Corporation also serves as sub-adviser to certain of the mutual funds within the IDEX Group and as investment adviser or sub-adviser to other mutual funds, and for private and retirement accounts. Thomas H. Bailey, Trustee, Chairman and President of Janus Investment Fund and Janus Aspen Series; Chairman, CEO, Director and President of the sub-adviser; Director of Janus Distributors, Inc., has no business, profession, vocation or employment of a substantial nature other than his positions with Janus Capital Corporation. Michael N. Stolper, a Director of Janus Capital Corporation, is President of Stolper & Company, 525 "B" Street, Suite 1080, San Diego, CA 92101, an investment performance consultant. Michael E. Herman, a Director of Janus Capital Corporation, is Chairman of the Finance Committee of Ewing Marion Kauffman Foundation, 4900 Oak, Kansas City, MO 64112. Thomas A. McDonnell, a Director of Janus Capital Corporation, is President, Director and CEO of DST Systems, Inc., 333 West 11th Street, 5th Floor, Kansas City, MO 64105, a provider of data processing and recordkeeping services for various mutual funds. Landon H. Rowland is a Director of Janus Capital, and President and Chief Executive Officer of Kansas City Southern Industries, Inc. Steven R. Goodbarn is Vice President and Chief Financial Officer of Janus Investment Fund and Janus Aspen Series; Vice President of Finance, Treasurer and Chief Financial Officer of Janus Capital Corporation, Janus Service Corporation and Janus Distributors, Inc.; Director of Janus Distributors, Inc., Janus Service Corporation, and Vice President of Finance of Janus Capital International Ltd. Margie G. Hurd is Vice President and Chief Operations Officer of Janus Capital, and Director and President of Janus Service Corporation. Mark B. Whiston is Vice President and Chief Marketing Officer of Janus Capital, and Director and President of Janus Capital International, Ltd. Sandy
              R. Rufenacht is Executive Vice President of Janus Investment Fund and Aspen Series, and Assistant Vice President of Janus Capital. Helen Young Hayes, Scott W. Schoelzel, and Ronald V. Speaker are each a Vice President of Janus Capital Corporation, and an Executive Vice President of Janus Investment Fund and Janus Aspen Series.

         C.   J. P. Morgan Money Market and J. P. Morgan Real Estate
              Securities: Sub-Adviser - J.P. Morgan Investment Management,
               Inc.

              J.P. Morgan Investment Management Inc., the sub-adviser to J. P. Morgan Money Market and J. P. Morgan Real Estate Securities, is a wholly-owned subsidiary of J.P. Morgan & Co., Inc. J.P. Morgan Investment Management Inc. provides investment management and related services for corporate, public and union employee benefit funds, foundations, endowments, insurance companies and government agencies.

              The directors and principal officers of J.P. Morgan Investment Management Inc. are listed below. Unless otherwise indicated, each director and officer has a principal business address of 522 Fifth Avenue, New York, NY 10036: Kenneth W. Anderson, Director and Managing Director; Keith M. Schappert, President, Chairman, Director and Managing Director; Jeff M. Garrity, Director and Managing Director; Isabel H. Sloane, Director and Managing Director; Gilbert Van Hassel, Director and Managing Director (J.P. Morgan Investment Management Inc., Akasaka Park Building, 2-20, Akasaka 5-chome, Minatoku, Tokyo, Japan); Hendrik Van Riel, Director and Managing Director (J.P. Morgan Investment Management Inc., 28 King Street, London, England SW1Y 6XA); John W. Schmidlin, Director (J.P. Morgan Investment Management Inc., 345 Park Avenue, New York, New York 10154).

        D. AEGON Bond and AEGON Balanced: Sub-Adviser - AEGON USA Investment Management, Inc.

              AEGON USA Investment Management, Inc. ("AIMI"), the Sub-Adviser to the AEGON Bond and AEGON Balanced Portfolios, is an Iowa corporation which was incorporated on April 12, 1989. AIMI became a registered investment adviser on March 16, 1992. AIMI is a wholly-owned subsidiary of First AUSA Holding Company, which is a wholly-owned subsidiary of AEGON USA, Inc.

              AIMI also serves as sub-adviser to IDEX Mutual Fund's Income Plus. Douglas C. Kolsrud is Director, Chairman of the Board and President of AIMI; Director, Senior Vice President, Chief Investment Officer and Corporate Actuary of Life Investors Insurance Company of America ("LIICA"), Bankers United Life Assurance Company ("Bankers United"), Transamerica Life Insurance Company ("Transamerica Life"), First AUSA Life Insurance Company ("First AUSA") and Monumental Life Insurance Company ("Monumental Life"); Director, Chief Investment Officer and Vice President of Monumental General Casualty Company ("Monumental General") and Commonwealth General Corporation; Senior Vice President, Chief Investment Officer and Corporate Actuary of Western Reserve Life Assurance Co. of Ohio ("Western Reserve"); Executive Vice President of AEGON USA, Inc.; Chief Investment Officer of Diversified Financial Products Inc.; Director of United Financial Services, Inc., Realty Information Systems, Inc., AEGON USA Realty Advisors Inc., Southlife, Inc. and Quantra Corporation. The remaining officers are Brenda K. Clancy, Director, Treasurer, Vice President and Chief Financial Officer of LIICA and Monumental Life; Treasurer, Vice President and Chief Financial Officer of Bankers United and Transamerica Life; Director, Treasurer and Vice President of First AUSA and Investors Warranty of America, Inc.; Director, Treasurer and Cashier of Massachusetts Fidelity Trust Company; Director and Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company and Pension Life Insurance Company of America; Director and Vice President of Veterans Life Insurance Company; Treasurer and Vice President of Money Services, Inc. and Commonwealth General Corporation; Director and Treasurer of Zahorik Company, Inc.; Vice President of Western Reserve, Commonwealth General Assignment Corporation, Monumental Agency Group, Inc. and AEGON Assignment Corporation of Kentucky; Director of AEGON USA Investment Management, Inc. and AEGON USA Realty Advisors Inc.; Treasurer of AUSA Life and AUSA Holding Company; Assistant Secretary of Benefit Plans, Inc.; Senior Vice President and Treasurer of AEGON USA, Inc.; Assistant Treasurer of Diversified Financial Products, Inc., Independence Automobile Association, Inc. and Independence Automobile Club, Inc.; and Senior Vice President, Treasurer and Controller of Cadet Holding Corp.; Craig D. Vermie, Director of AIMI; Director, Secretary, Vice President and General Counsel of LIICA, Bankers United, TRANSAMERICA Life, and First AUSA; Director, Vice President, General Counsel and Assistant Secretary of Monumental Life; Vice President, Corporate Counsel and

              Assistant Secretary of Western Reserve; Director, Vice President and Assistant Secretary of Monumental General Casualty Company and Zahorik Company, Inc.; Director, Secretary and Vice President of Investors Warranty of America, Inc.; Secretary, Vice President and General Counsel of AEGON USA, Inc.; Director, Counsel, Assistant Secretary of Commonwealth General Corporation; Director and Vice President of The Whitestone Corporation; Director and Secretary of Peoples Benefit Life Assurance Company, Veterans Life Insurance Company, Massachusetts Fidelity Trust Company, AUSA Holding Company, Cadet Holding Corp., AEGON Management Company and AEGON USA Charitable Foundation, Inc.; Director and Assistant Secretary of Academy Life Insurance Company, Providian Auto & Home Insurance Company, Providian Life Insurance Company, Providian Property & Casualty Insurance Company, Monumental Agency Group, Inc., Creditor Resources, Inc., Great American Insurance Agency, Inc. and Monumental General Mass Marketing, Inc.; Director, Pension Life Insurance Company of America, Monumental General Insurance Group, Inc., United Financial Services, Inc., AEGON Financial Services Group, Inc., AIMI, Southlife, Inc., Durco Agency, Inc., Executive Management & Consultant Services, Inc., Monumental General Administrators, Inc., AUSA Financial Markets, Inc., Short Hills Management Company, Corpa Reinsurance Company, AEGON Special Markets Group and Monumental General Mass Marketing, Inc.; Secretary, AUSA Life Insurance Company, Inc., Money Services, Inc., Supplemental Insurance Division, Inc.; Assistant Secretary, Bankers Financial Life Insurance Company, ZCI, Inc.; Clifford A. Sheets, Executive Vice President, Director of Securities of AIMI; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company and Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company, Providian Property & Casualty Insurance Company; Eric B. Goodman, Executive Vice President - Portfolio Management of AIMI, Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc. and Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America,


 ]                                      9

              Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; William S. Cook, Executive Vice President - Capital Market Strategies of AIMI; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc. and Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; David R. Ludke, Executive Vice President - Risk Management of AIMI; Chief Actuary and Vice President of Diversified Financial Products Inc.; Second Vice President of Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty insurance Company; David M. Carney, Senior Vice President and Chief Financial Officer of AIMI; Vice President of Life Investors Insurance Company of America, Peoples Benefit Life Insurance Company, Bankers United Life Assurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, TRANSAMERICA Life Insurance Company, Western Reserve Life Insurance Co. of Ohio, AUSA Life Insurance Company, Inc., Veterans Life Insurance Company, Monumental General Insurance Group, Inc., Monumental General Casualty Company, Monumental Life Insurance Company, Commonwealth General Corporation and Investors Warranty of America, Inc.; Ralph M. O'Brien, Senior Vice President of AIMI; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company, Inc.; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Trust Officer of Massachusetts Fidelity Trust Company; David R. Halfpap, Senior Vice President of AIMI; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company and Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Steven P. Opp, Senior Vice President of AIMI; Kirk W. Buese, Senior Vice President of AIMI; Vice President of Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental Life Insurance Company, PB Investment Advisors, Inc.; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company, Providian Property & Casualty Insurance Company; Gregory W. Theobald, Vice President and Assistant Secretary of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, First AUSA Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company; and Vice President of Money Services, Inc.; Jon D. Kettering, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Robert L. Hansen, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, First AUSA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental General Casualty Company, Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Bradley J. Beman, Vice President of AIMI; Michael B. Simpson, Senior Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, Western Reserve Life Assurance Co. of Ohio, AUSA Life Insurance Company, Inc., Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company and Providian Property & Casualty Insurance Company; Douglas A. Dean, Vice President of AIMI; Stephanie M. Phelps, Vice President of AIMI; Jon L. Skaags, Vice President of AIMI, Life Investors Insurance Company of America, Bankers United Life Assurance Company, TRANSAMERICA Life Insurance Company, First AUSA Life Insurance Company, Monumental Life Insurance Company; Second Vice President of Peoples Benefit Life Insurance Company, Academy Life Insurance Company, Pension Life Insurance Company of America, Veterans Life Insurance Company, Providian Auto & Home Insurance Company, Providian Fire Insurance Company, Providian Property & Casualty Insurance Company; Daniel
              P. Fox, Vice President of AIMI; Robert A. Smedley, Vice President of AIMI; Ashok K. Chawla, Vice President of AIMI; Sarvjeev S. Sidhu, Vice President of AIMI; Mark J. Zinkula, Vice President of AIMI; James R. Landis, Vice President of AIMI; Craig M. Enright, Vice President of AIMI; Robert S. Jett III, Secretary of AIMI; Assistant Secretary of AUSA Life Insurance Company, Money Services, Inc. and AUSA Financial Markets, Inc.; and Counsel and Vice President of Investors Warranty of America, Inc.; Michael N. Meese, Assistant Vice President of AIMI; Mary T. Pech, Assistant Vice President of AIMI; Mark E. Dunn,

              Assistant Vice President of AIMI; Donna L. Heitzman, Assistant Vice President of AIMI; Karen H. Fleming, Assistant Vice President of AIMI; David Hopewell, Assistant Vice President of AIMI; M. Christina Galligan, Assistant Vice President of AIMI; and Brian E. Rolland, Treasurer of AIMI.


        E. Van Kampen Emerging Growth: Sub-Adviser: - Van Kampen Asset Management Inc.

              Van Kampen Asset Management Inc. (the "sub-adviser") serves as investment adviser to a number of investment companies. The executive officers of the sub-adviser are Richard F. Powers III, Chairman, Chief Executive Officer and Director of the sub-adviser, Van Kampen Investment Advisory Corp. ("VK Adviser") and Van Kampen; A. Thomas Smith III, Executive Vice President, General Counsel and a Director of the sub-adviser, the VK Adviser and Van Kampen; Michael H. Santo, Executive Vice President, Chief Administrative Officer and Director of the sub-adviser and the VK Adviser and Executive Vice President of Van Kampen; Stephen L. Boyd, Executive Vice President and Chief Investment Officer of the sub-adviser and the VK Adviser; and Peter W. Hegel, Executive Vice President and Chief Investment Officer - Fixed Income Investments of the sub-adviser and the VK Adviser. All of these executive officers have no substantial business, profession, vocation or employment other than their positions with the sub-adviser, its subsidiaries and affiliates. The business address of each of the executive officers of the sub-adviser is 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181 - 5555.

        F. LKCM Strategic Total Return: Sub-Adviser - Luther King Capital Management Corporation

              Luther King Capital Management Corporation, the Sub-Adviser to the LKCM Strategic Total Return, is a registered investment adviser providing investment management services.

              Luther King Capital Management Corporation also provides investment management services to individual and institutional investors on a private basis. J. Luther King, Jr., President of the sub-adviser; Paul W. Greenwell; Robert M. Holt, Jr.; Scot C. Hollmann; David L. Dowler; Joan M. Maynard; Vincent G. Melashenko; Brent W. Clum; James B. Orser; William M. Uhlemeyer; J. Bryan King; Gary G. Walsh; Steven R. Purvis; Michael J. Simon; Timothy
              E. Harris; James J. Kerrigan; Alan D. Marshall; and Barbara S. Garcia, officers of Luther King Capital Management Corporation, have no substantial business, profession, vocation or employment other than their positions with Luther King Capital Management Corporation.


        G. Federated Growth & Income: Sub-Adviser - Federated Investment Counseling

              Federated Investment Counseling, the sub-adviser to Federated Growth & Income, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors, Inc.

              The sub-adviser serves as investment adviser to a number of investment companies and private accounts. Total assets under management or administered by the sub-adviser and other subsidiaries of Federated Investors are approximately $170 billion. The Trustees of the sub-adviser, their position with the sub-adviser, and, in parenthesis, their principal occupations are as follows: J. Christopher Donahue, Trustee (President, Chief Executive Officer and Trustee, Federated Investors, Inc.; President, Chief Executive Officer, Chief Operating Officer and Trustee, Federated Investment Management Company; President, Chief Executive Officer, Chief Operating Officer and Director, Federated Global Investment Management Corp; President, Chief Executive Officer and Chief Operating Officer, Passport Research, Ltd; Trustee, Federated Fonds - Service GmbH (Germany), Federated International Holdings BV (The Netherlands), Federated International Management Limited (Ireland) and Federated Shareholder Services Company; Director, Federated Services Company); John B. Fisher, Trustee (President, Federated Investment Counseling and Federated Securities Corp.; Vice President, Federated Investors, Inc.); James F. Getz, Trustee (President, Federated Investors Trust Company and Federated Securities Corp., and Vice

              President, Federated Investors, Inc.); Thomas R. Donahue, Trustee (Trustee, Vice President, Chief Financial Officer and Treasurer, Federated Investors, Inc.; Trustee and Treasurer, Federated Investment Counseling, Federated Administrative Services, Inc., Federated Global Investment Management Corp., Federated Investment Management Company, Federated Investors Trust Company, Federated Securities Corp., Federated Services Company and Federated Shareholder Services Company; President, FII Holding, Inc.; Treasurer, Federated Administrative Services and Passport Research, Ltd.); Mark D. Olson, Trustee (Trustee, Federated Investment Management Company, Federated Shareholder Services Company; Partner, Wilson, Halbrook & Bayard, 107 W. Market Street, Georgetown, DE 19947). The business address of the Trustees, with the exception of Mark D. Olson, is Federated Investors Tower, Pittsburgh, PA 15222-3779. The remaining officers of the sub-adviser are John B. Fisher, President; William D. Dawson III, Henry A. Frantzen and J. Thomas Madden, Executive Vice Presidents; Joseph M. Balestrino, David A. Briggs, Jonathan C. Conley, Deborah
              A. Cunningham, Michael P. Donnelly, Linda A. Duessel, Mark E. Durbiano, James E. Grefenstette, Jeffrey A. Kozemachak, Sandra L. McInerney, Susan M. Nason, Mary Jo Ochson, Robert J. Ostrowski, Bernard J. Picchi, Peter Vutz, Senior Vice Presidents; Todd A. Abraham, J. Scott Albrecht, Arthur J. Barry, Randall S. Bauer, G. Andrew Bonnewell, Michael W. Casey, Robert E. Cauley, Alexandre de Bethmann, B. Anthony Delserone, Jr., Donald T. Ellenberger, Eamonn
              G. Folan, Kathleen M. Foody-Malus, Thomas M. Franks, Marc Halperin, John W. Harris, Patricia L. Heagy, Susan R. Hill, William R. Jamison, Constantine J. Kartsonas, Robert M. Kowit, Richard J. Lazarchic, Steve Lehman, Marian R. Marinack, Christopher Matyszewski, William May, Jeffrey A. Petro, Keith Sabol, Frank Semack, Aash M. Shah, Michael W. Sirianni, Jr., Christopher Smith, Edward J. Tiedge, Leonardo A. Vila, Paige M. Wilhelm, Lori Wolf, George Wright, Vice Presidents; Catherine A. Arendas, Arminda Aviles, Nancy J. Beltz, James R. Crea. Jr., Karol
              M. Crummic, James H. Davis II, Paul S. Drotch, Salvatore A. Esposito, Donna M. Fabiano, Gary E. Falwell, John T. Gentry, Nikola A. Ivanov, Nathan H. Kehm, John C. Kerber, J. Andrew Kirschler, Ted T. Lietz, Sr., Grant K. McKay, Natalie F. Metz, Thomas Mitchell, Joseph M. Natoli, Bob Nolte, Mary Kay Pavuk, John Quartarolo, Rae Ann Rice, Roberto Sanchez-Dahl, Sr., Sarah Sathkumara, James W. Schaub, John Sidawi, Diane R. Startari, Diane Tolby, Tim Trebilcock, Michael R. Tucker, Steven J. Wagner, Richard Winkowski, Jr., Assistant Vice Presidents; G. Andrew Bonnewell, Secretary, and Thomas R. Donahue, Treasurer. The business address of each of the officers of the sub-adviser is Federated Investors Tower, Pittsburgh, PA 15222-3779. These individuals are also officers of some of the investment advisers to other mutual funds.

        H.    Alger Aggressive Growth: Sub-Adviser - Fred Alger Management, Inc.

              Fred Alger Management, Inc. ("Alger Management"), the sub-adviser to Alger Aggressive Growth, is a wholly-owned subsidiary of Fred Alger & Company, Incorporated ("Alger, Inc.") which in turn is a wholly-owned subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management is generally engaged in rendering investment advisory services to mutual funds, institutions and, to a lesser extent, individuals.

              Fred M. Alger III, serves as Chairman of the Board, David D. Alger serves as President and Director and Gregory S. Duch serves as Treasurer of the following companies: Alger Associates, Inc.; Alger Management; Alger, Inc.; Alger Properties, Inc., Alger Shareholder Services, Inc.; Alger Life Insurance Agency, Inc.; and Castle Convertible Fund, Inc. Fred M. Alger also serves as Chairman of the Board of Analysts Resources, Inc. ("ARI") and Chairman of the Board and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. David
              D. Alger also serves as Executive Vice President and Director of ARI and as President and Trustee of The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. Gregory
              S. Duch also serves as Treasurer of ARI, The Alger Fund, The Alger American Fund, Spectra Fund and The Alger Retirement Fund. The principal business address of each of the companies listed above, other than Alger, Inc., is 1 World Trade Center, Suite 9333, New York, NY 10048. The principal business address of Alger, Inc. is 30 Montgomery Street, Jersey City, NJ 07302.

        I.    Dean Asset Allocation:  Sub-Adviser - Dean Investment Associates

              Dean Investment Associates ("Dean"), the sub-adviser to Dean Asset Allocation, is a division of C.H. Dean and Associates, Inc. Dean is the money management division of C.H. Dean and Associates, Inc. Dean became a registered investment adviser in October, 1972 and will assume all of the investment advisory functions. C.H. Dean and Associates is a Nevada corporation (6/30/95) which was an Ohio corporation originally incorporated on March 28, 1975.

              Chauncey H. Dean is the Chairman and Chief Executive Officer; John
              C. Riazzi is President; Stephen M. Miller is Executive Vice President and Chief Financial Officer; Arvind K. Sachdeva is Vice President and Director of Research; Victor S. Curtis is Vice President and Director of Consulting Services; and Richard M. Luthman is Senior Vice President. The business address of each of the officers of the sub-adviser is 2480 Kettering Tower, Dayton, Ohio 45423-2480.

        J.    C.A.S.E. Growth:  Sub-Adviser - C.A.S.E. Management, Inc.

              C.A.S.E. Management, Inc. ("C.A.S.E."), the sub-adviser to C.A.S.E. Growth, is a registered investment advisory firm and a wholly-owned subsidiary of C.A.S.E. Inc. C.A.S.E. Inc. is indirectly controlled by William Edward Lange, President and Chief Executive Officer of C.A.S.E. C.A.S.E. provides investment management services to financial institutions, high net worth individuals, and other professional money managers.

              William E. Lange is the President, Chief Executive Officer and Founder. The remaining officers are Robert G. Errigo, Investment Committee Board Member; John Gordon, Investment Committee Board Member; Douglas Gordon, Senior Vice President; Jeffrey C. Brewer, Senior Vice President; William Fagin, Senior Vice President, Marketing; and Dexter Pierce, Vice President, Marketing. The business addresses for each of the officers are 5355 Town Center Road, Suite 702, Boca Raton, FL 33486; 16 Par La Vielle Road, Hamilton, Bermuda HM11; and 24 Juer Street, London, SW11 4RF.

        K. GE International Equity: & GE U.S. Equity - Sub-Adviser - GE Asset Management, Inc.

              GE Asset Management Incorporated ("GEAM") serves as sub-adviser for GE International Equity and GE U.S. Equity Portfolios. GEAM is a wholly-owned subsidiary of General Electric Company ("GE"). The directors and executive officers of GEAM are John H. Myers, President and Director; Michael J. Cosgrove, Executive Vice President and Director; Alan M. Lewis, Executive Vice President, General Counsel, and Director; Robert A. MacDougall, Executive Vice President; Eugene K. Bolton, Executive Vice President and Director; Donald W. Torey, Executive Vice President and Director; Ralph R. Layman, Executive Vice President and Director; John J. Walker, Executive Vice President, Chief Financial Officer and Director; and Geoffrey R. Norman, Executive Vice President and Director. All of these officers and/or directors have no substantial business, profession, vocation or employment other than their positions with GEAM and its affiliates.

          L. NWQ Value Equity: Sub-Adviser -NWQ Investment Management Company, Inc.

              NWQ Investment Management Company, Inc. ("NWQ") serves as sub-adviser for NWQ Value Equity. NWQ is a Massachusetts corporation and is a wholly-owned subsidiary of United Asset Management Corporation. NWQ provides investment advice to individuals, pension funds, profit sharing funds, charitable institutions, educational institutions, trust accounts, corporations, insurance companies, municipalities and governmental agencies.

              The directors and officers of NWQ are listed below. Unless otherwise indicated, each director and officer has held the positions listed for at least the past two years and is located at NWQ's principal business address of 2049 Century Park East, 4th Floor, Los Angeles, CA 90067: David A. Polak, Chairman, Chief

              Investment Officer; Michael C. Mendez (Dec. 1999, Scottsdale, AZ), President; E. C. "Ted" Friedel, Jr., Managing Director; Kevin P. O' Brien (Boston), Director; Jon D. Bosse, Managing Director and Director Equity Research; James H. Galbreath (Denver), Managing Director; Mary-Gene Slaven, Secretary/Treasurer & Managing Director; Phyllis G. Thomas, Managing Director; Louis T. Chambers (Atlanta), Vice President; Justin T. Clifford, Managing Director; Jeffrey M. Cohen, Vice President; Ronald R. Halverson (Minneapolis, MN), Vice President; Thomas J. Laird, Managing Director; Martin Pollack, Vice President; Ronald R. Sternal (Minneapolis, MN), Vice President; John Severson (Albuquerque,
              NM), Vice President; and Darcy Gratz, Vice President.

          M.  Third Avenue Value:  Sub-Adviser - EQSF Advisers, Inc.

              EQSF Advisers, Inc. ("EQSF") serves as sub-adviser for Third Avenue Value. EQSF is a New York corporation and is controlled by Martin J. Whitman.

              The directors and officers of EQSF are listed below. Unless otherwise indicated, each director and officer has held the positions listed for at least the past two years and is located at EQSF's business address of 767 Third Avenue, New York, New York, 10017-2023. Martin J. Whitman, Chairman, Chief Executive Officer and President, is Chairman, Chief Executive Officer and President of Third Avenue Trust; Chairman, Chief Investment Officer and Chief Executive Officer of M.J. Whitman Advisers, Inc.; Chairman and Chief Executive Officer of M.J. Whitman, Inc. and Danielson Holding Corporation; Director of Nabors Industries, Inc.; and President and Chief Executive Officer of Martin J. Whitman & Co., Inc. David M. Barse, Director and Executive Vice President, is Executive Vice President of Third Avenue Trust; Director, President and Chief Operating Officer of M.J. Whitman Holding Corp., M.J. Whitman, Inc., M.J. Whitman Advisers, Inc. and Danielson Holding Corporation. Michael Carney, Treasurer and Chief Financial Officer, is Director, Treasurer and Chief Financial Officer of M.J. Whitman, Inc., M.J. Whitman Holding Corp. and M.J. Whitman Advisers, Inc.; and Chief Financial Officer of Danielson Holding Corporation and Third Avenue Trust. Kerri Weltz, Controller, is Assistant Treasurer and Controller of Third Avenue Trust; Controller of Danielson Holding Corp., Whitman Heffernan & Rhein Workout Fund II, L.P., Whitman Heffernan & Rhein Workout Fund II-A and WHR Management Corporation. Ian M. Kirschner, General Counsel and Secretary, is General Counsel and Secretary of Third Avenue Trust, Danielson Holding Corporation, M.J. Whitman Holding Corp., M.J. Whitman, Inc. and M.J. Whitman Advisers, Inc. Barbara Whitman, Director, is a Director of Third Avenue Trust and a Registered Representative of M.J. Whitman, Inc.

         N.   Goldman Sach Growth: Sub-Adviser - Goldman Sachs Asset Management

              Goldman Sachs Asset Management ("GSAM"), located at 32 Old Slip, New York, NY 10005, serves as sub-adviser to Goldman Sachs Growth. David B. Ford serves as Co-Head of GSAM and as Managing Director of Goldman Sachs, & Co.; John P. McNulty serves as Co-Head of GSAM and Managing Director of Goldman, Sachs & Co.

         O.   Salomon All Cap:  Sub-Adviser - Salomon Brothers Asset Management
              Inc.

              Salomon Brothers Asset Management Inc ("SaBAM"), 7 World Trade Center, New York, NY, 10048, serves as sub-adviser to Salomon All Cap. The officers are Virgil H. Cumming, Director, also serving as Managing Director and Chief Investment Officer of Salomon Smith Barney, Inc., New York, NY; Ross S. Margolies, Heath B. McLendon and Peter J. Wilby, Managing Directors; Wendy Murdock, Executive Vice President of Solomon Smith Barney, Inc., New York, NY; Jeffrey S. Scott, Chief Compliance Officer; Peter Carman, Global Chief Investment Officer of Salomon Smith Barney Citi Asset Management; and Michael F. Rosenbaum, Chief Legal Officer, also serving as Chief Legal Officer of Salomon Brothers Asset Management Limited, London, England, and Chief Legal officer of Salomon Brothers Asset Management Asia Pacific Limited, Hong Kong; Corporate Secretary of The Travelers Investment Management Company, New York, NY; and General Counsel to Asset Management, Travelers Group Inc., New York, NY and its predecessors.

          P.  T. Rowe Price Small Cap and T. Rowe  Price Dividend Growth:
              Sub-Adviser - T. Rowe Price Associates, Inc.

              T. Rowe Price Associates, Inc., ("T. Rowe") 100 E. Pratt Street, Baltimore, MD 21202, serves as sub-adviser to T. Rowe Price Dividend Growth and T. Rowe Price Small Cap. James E. Halbkat, Jr., Director of T. Rowe, is President of U.S. Monitor Corporation, a provider of public response systems. Mr. Halbkat's address is P.O. Box 23109, Hilton Head Island, SC 29925. Donald B. Hebb, Jr., Director of T. Rowe, is the Managing General Partner of ABS Capital Partners. Mr. Hebb's address is 0ne South Street, 25th Floor, Baltimore, MD 21202. Richard L. Menschel, Director of T. Rowe, is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is 85 Broad Street, 2nd Floor, New NY 1000 home supplies, as of January 31, 1998, and continues to serve as a Director. He is a Director of Hannaford Bros., Co., a food retailer. Mr. Stickland's address is 2000 W. First Street, Suite 604, Winston-Salem, NC 27104. Philip
              C. Walsh, Director of T. Rowe, is a retired mining industry executive. Mr. Walsh's address is Pleasant Valley, Peapack, NJ 07977. Anne Marie Whittemore, Director of T. Rowe, is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc., Fort James Corporation, and Albemarle Corporation. Mrs. Whittemore's address is One James Center, Richmond, VA 23219. The remaining Officers are Edward C. Bernard, Director and Managing Director of T. Rowe; Director and President of T. Rowe Price Insurance Agency, Inc. and T. Rowe Price Investment Services; Director of T. Rowe Price Services, Inc. and Vice President of TRP Distribution, Inc.; Henry H. Hopkins, Director and Managing Director of T. Rowe; Director of T. Rowe Price Insurance Agency, Inc.; Vice President and Director of
              T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of Price-International,
              T. Rowe Price Real Estate Group, Inc., T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; James A.C. Kennedy III, Director and Managing Director of T. Rowe, President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.; John H. Laporte, Jr., Director and Managing Director of T. Rowe; William T. Reynolds, Director and Managing Director of T. Rowe; Chairman of the Board of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.; James S. Riepe, Vice-Chairman of the Board, Director, and Managing Director of T. Rowe; Chairman of the Board and President of T. Rowe Price Trust Company; Chairman of the Board of T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Services, Inc.; Director of Price-International, T. Rowe Price Insurance Agency, Inc., and TRPH Corporation; Director and President of TRP Distribution, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; and Director and Vice President of T. Rowe Price Stable Asset Management, Inc.; George A. Roche, Chairman of the Board, President and Managing Director of T. Rowe; Chairman of the Board of TRP Finance, Inc.; Director of Price-International, T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.; and Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban Second, Inc., and TRP Suburban, Inc.; Brian C. Rogers, Director and Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; M. David Testa, Vice-Chairman of the Board, Director, Chief Investment Officer, and Managing Director of T. Rowe; Chairman of the Board of Price-International; President and Director of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company; and Director of TRPH Corporation; Martin G. Wade, Director and Managing Director of T. Rowe and Director, Managing Director and Non-Executive Chairman of Price International; Michael A. Goff, Managing Director of T. Rowe; Director and the President of T. Rowe Price Investment Technologies, Inc.; Charles E. Vieth, Managing Director of T. Rowe; Director and President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Investment Services, Inc. and T. Rowe Price Services, Inc.; Vice President of T. Rowe Price (Canada), Inc., T. Rowe Price Trust Company, and TRP Distribution, Inc.; Christopher D. Alderson, Managing Director of T. Rowe and Vice President of Price International; Preston G. Athey, Managing Director of T. Rowe; Brian W. H. Berghuis,

              Managing Director of T. Rowe; Stephen W. Boesel, Managing Director of T. Rowe and Vice President of T. Rowe Price Trust Company; John
              H. Cammack, Managing Director of T. Rowe; Vice President of T. Rowe Price Investment Services, Inc. and Vice President of T. Rowe Price Trust Company; Gregory A. McCrickard, Managing Director of
              T. Rowe; Vice President of T. Rowe Price Trust Company; John R. Ford, Managing Director of T. Rowe and Chief Investment Officer and Executive Vice President of Price International; Mary J. Miller, Managing Director of T. Rowe; Charles A. Morris, Managing Director of T. Rowe; Nancy M. Morris, Managing Director of T. Rowe; Vice President of Price International; Vice President of T. Rowe Price Investment Services, Inc; Vice President of T. Rowe Price Stable Asset Management, Inc. and Director and Vice President of T. Rowe Price Trust Co.; George A. Murnaghan, Managing Director of T. Rowe; Executive Vice President of Price-International; Vice President of T. Rowe Price Investment Services, Inc., and T. Rowe Price Trust Company; Maria Nalywayko, Managing Director of T. Rowe; Edmund M. Notzon III, Managing Director of T. Rowe; Vice President of T. Rowe Price Trust Company; Wayne D. O'Melia, Managing Director of T. Rowe; Director and President of T. Rowe Price Services, Inc.; Vice President of
              T. Rowe Price Trust Company; Larry J. Puglia, Managing Director of
              T. Rowe; Vice President of T. Rowe Price (Canada), Inc.; John R. Rockwell, Managing Director of T. Rowe; Director and Senior Vice President of T. Rowe Price Retirement Plan Services, Inc.; Director and Vice President of T. Rowe Price Stable Asset Management, Inc. and T. Rowe Price Trust Company; Vice President of T. Rowe Price Investment Services, Inc.; R. Todd Ruppert, Managing Director of T. Rowe; President and Director of TRPH Corporation; Vice President of T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Trust Company; Robert W. Smith, Managing Director of T. Rowe; Vice President of Price-International; William J. Stromberg, Managing Director of T. Rowe; Mark J. Vaselkiv, Managing Director of T. Rowe; Vice President of T. Rowe Price Recovery Fund Associates, Inc. and Vice President of T. Rowe Price Recovery Fund II Associates, L.L.C.; and David J. L. Warren, Managing Director of T. Rowe and Chief Executive Officer and President of Price International; Richard T. Whitney, Managing Director of T. Rowe; Vice President of Price-International and T. Rowe Price Trust Company.


         Q. Pilgrim Baxter Mid Cap Growth: Sub-Adviser - Pilgrim Baxter & Associates, Ltd.

              Pilgrim Baxter & Associates, Ltd., ("Pilgrim") 825 Duportail Road, Wayne, PA 19087, serves as sub-adviser to Pilgrim Baxter Mid Cap Growth. Harold J. Baxter, Chairman, Chief Executive Officer and Director, also serves as Trustee to PBHG Fund Distributors; Director, Chairman and Chief Executive Officer of Pilgrim Baxter Value Investors, Inc.; Director and Chairman of PBHG Insurance Series Fund, Inc.; Trustee of PBHG Fund Services; and Chairman and Director of The PBGH Funds, Inc. The remaining officers are Gary
              L. Pilgrim, Chief Investment Officer, President and Director; Director and President of Pilgrim Baxter Value Investors, Inc.; Trustee of PBHG Fund Services; and President of PBHG Insurance Series Fund Inc. and The PBHG Funds, Inc.; Eric C. Schnieder, Chief Financial Officer and Treasurer of Pilgrim and Pilgrim Baxter Value Investors, Inc.; Chief Financial Officer of PBHG Fund Services; and Trustee and Chief Financial Officer of PBHG Fund Distributors; Amy S. Yuter, Chief Compliance Officer of Pilgrim, PBHG Fund Distributors, and Pilgrim Baxter Value Investors, Inc.; and Director of NSCP, an industry association; and John M. Zerr, General Counsel and Secretary of Pilgrim, Pilgrim Baxter Value Investors, Inc., PBHG Fund Distributors, and PBHG Fund Services; and Vice President and Secretary of PBHG Advisor Funds, Inc., The PBHG Funds, Inc. and PBHG Insurance.

              Each person and entity may be reached c/o Pilgrim Baxter & Associates, Ltd., at the above address.

        R.    Dreyfus Mid Cap: Sub-Adviser - The Dreyfus Corporation

              The Dreyfus Corporation ("Dreyfus"), 200 Park Avenue, New York, New York 10166, serves as sub-adviser to Dreyfus Mid Cap. The officers are Burton Cook Borgelt, Director, also serving as Director of DeVlieg Bullard, Inc., Mellon Bank Corporation, Pittsburgh, PA, Mellon Bank, N.A., Pittsburgh, PA and Dentsply International, Inc., York, PA; Frank V. Cahouet, Director, also serving as Director,

              Chairman and CEO of Mellon Bank Corporation and Mellon Bank N.A., One Mellon Bank Center, Pittsburgh, PA; Stephen E. Canter, Director, Vice Chairman and Chief Investment Officer, also serving as Chairman, Director and President of Dreyfus Investment Advisors, Inc., and as Director of The Dreyfus Trust Company; Christopher M. Condron, Chief Executive Officer, Chief Operations Officer, President and Director; Mark N. Jacobs, Vice President and General Counsel; Lawrence S. Kash, Director and Vice Chairman, Distribution, also serving as Director of Dreyfus Investment Advisors, Inc.; Chairman and Chief Executive Officer of Dreyfus Brokerage Services, Inc.; Director and President of Dreyfus Service Corporation and Dreyfus Precious Metals, Inc.; and Director of Dreyfus Service Organization, Inc.; William T. Sandalls, Jr., Senior Vice President and Chief Financial Officer, also serving as Director and Chairman of Dreyfus Transfer, Inc., One American Express Plaza, Providence, RI 02903; Executive Vice President and Chief Financial Officer of Dreyfus Service Corporation; and Director and Treasurer of Dreyfus Investment Advisors, Inc. and Seven Six Seven Agency; William K. Smith, Chairman and Director, also serving as President and Director of The Bridgewater Land Co., Inc. and Mellon Preferred Capital Corporation, Boston, MA; and Director, Chairman, President and CEO of Shearson Summit Euromanagement, Inc. and Shearson Summit EuroPartners Inc., Pittsburgh, PA; Richard F. Syron, Director, also serving as Chairman and Chief Executive Officer of the American Stock Exchange, 86 Trinity Place, New York, NY; and Mandell L. Berman, Director, self-employed as a Real Estate Consultant, Residential Builder and Private Investor, Southfield, MI.

        S. Great Companies - Americasm, Great Companies - Technology(sm) and Great Companies - Global2: Sub-Adviser - Great Companies, L.L.C.:

              Great Companies, L.L.C., 8550 Ulmerton Road, Largo, Florida 33771 serves as sub-adviser to Great Companies - Americasm, Great Companies - Technology(sm), and Great Companies - Global(2). John
              R. Kenney, Director, Chairman and Co-CEO, also serves as Director, Chairman and President of AEGON/Transamerica Fund Advisers, Inc., AEGON/Transamerica Fund Services, Inc., and AEGON/Transamerica Fund Services, Inc.; Chairman, Trustee and Chief Executive Officer of IDEX Mutual Funds; Director of Idex Management, Inc.; Chairman and Chief Executive Officer of Western Reserve Life Assurance Co.(all of St. Petersburg, FL); Senior Vice President of AEGON USA, Inc. (Cedar Rapids, IA); Chairman of Idex Investor Services, Inc. (St. Petersburg, FL); James Hare Huguet, Director, President and Co-CEO, also serves as Director and President of Great Companies, Inc., 300 Everett Road, Easton, CT; Alan F. Warrick, Director, also serves as Managing Director of AEGON USA (Cedar Rapids, IA) and Western Reserve Life Assurance Co. of Ohio (St. Petersburg, FL); Thomas R. Moriarty, Director, also serves as President and Chief Executive Officer of Idex Investor Services, Inc.; Director, President and Chief Executive Officer of Idex Management, Inc.; Senior Vice President, Principal Financial Officer and Treasurer of IDEX Mutual Funds; Chairman, Director, President and CEO of InterSecurities, Inc.; Vice President of AFSG Securities, Inc.; and Vice President of Western Reserve Life Assurance Co. of Ohio (all of St. Petersburg, FL); Jerome C. Vahl, Director, also serves as Director and President of Western Reserve Life Assurance Co. of Ohio; Director of Idex Investor Services, Inc., Idex Management, Inc., AEGON/Transamerica Fund Advisers, Inc. and AEGON/Transamerica Fund Services, Inc. (all of St. Petersburg, FL); and Gerald William Bollman, Executive Vice President, also serves as Executive Vice President of Great Companies, Inc., 300 Everett Road, Easton, CT.


        T.    Value Line Aggressive Growth: Sub-Adviser - Value Line, Inc.

              Value Line, Inc., 220 East 42nd Street, New York, NY, serves as sub-adviser to Value Line Aggressive Growth. The officers are David T. Henigson, Director, Vice President, Treasurer, Internal Auditor and Compliance Officer, also serving as Director and Vice President of Value Line Securities, Inc.; Jean Bernard Buttner, Chairman, CEO and President, also serving as Chairman, Director and CEO of Arnold Bernhard & Co.; Chairman, CEO and Director of Value Line Publishing, Inc.; and Chairman and Director of Value Line Securities, Inc.; Samuel Eisenstadt, Director, Chairman of Research and Sr. Vice President; Harold Bernard, Jr., Director; William S. Thomas, Esq., Director, also serving as an attorney at Brobeck, Phleger & Harrison, San Francisco, CA; and Howard A. Brecher, Secretary, Director and Vice President, also serving as Secretary and Director of Arnold Bernhard & Co., Inc. -

        U.    Gabelli Global Growth:  Sub-Adviser - Gabelli Funds, L.L.C.

              Gabelli Funds, L.L.C., One Corporate Center, Rye, New York, serves as sub-adviser to the IDEX Gabelli Global Growth fund. Mario J. Gabelli, Chairman and Director/Trustee, also serves as Chairman, CEO, CIO and Director of Gabelli Asset Management Inc. and Gabelli Group Capital Partners, Inc.; CEO and CIO of GAMCO Investors, Inc.; Chairman and Director of Lynch Corp.; and Chairman and CEO of Lynch Interactive Corp., 401 Theodore Fremd, Rye, New York 10580; CIO of Gabelli Securities, Inc.; Director of Spinnaker Industries, Inc., 600 North Pearl Street, Dallas, TX 75201; Director and CIO of Gabelli International II Ltd., West Bay Road, Grand Cayman, BWI; President of MJG Associates, Inc.; Chairman, Director and CIO of Gabelli International Limited; and President and CIO of Gabelli Associates Limited, P.O. Box 20063, Cayside Galleries, Harbour Drive, Grand Cayman, BWI; and CIO of Gabelli Multimedia Partners, L.P. Caesar M. P. Bryan, Managing Director and Portfolio Manager, also serves as Portfolio Manager of other funds; President and Portfolio Manager of Gabelli Gold Fund, Inc.; and Senior Vice President of GAMCO Investors, Inc. Marc J. Gabelli, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manger of GAMCO Investors, Inc.; Vice President Research of Gabelli & Company, Inc.; Director of Gabelli Group Capital Partners, Inc.; President of Gemini Capital Management Ltd., Hamilton, Bermuda; Portfolio Manager of the Gabelli Global Growth Fund; and CIO of Gabelli Global Partners, L.P. and Gabelli Global Partners, Ltd., Cayman Islands. Barbara G. Marcin, Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc., and as Portfolio Manager of Gabelli Blue Chip Value Fund. A. Hartswell Woodson III, Managing Director and Portfolio Manager, also serves as Vice President and Portfolio Manager of the Gabelli Global Convertible Securities Fund. James E. McKee, Secretary, also serves as Vice President, General Counsel and Secretary of Gabelli Asset Management, Inc., GAMCO Investors, Inc., and Gabelli Group Capital Partners, Inc.; and as Secretary of Gabelli Company, Inc., Gabelli Securities, Inc. and Gabelli Advisers, Inc. Henry G. Van der Eb, Jr., Senior Vice President and Portfolio Manager, also serves as Senior Vice President and Portfolio Manager of GAMCO Investors, Inc. and President, CEO and Portfolio Manager of the Gabelli Mathers Fund. Robert J. Reynolds, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. Anne E. Morrissy, Vice President and Portfolio Manager, also serves as Vice President and Portfolio Manager of GAMCO Investors, Inc. and as Executive Vice President of the Gabelli Mathers Funds.

        V.    American Century Income & Growth and American Century
              International

              American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111, serves as sub-adviser to American Century International and American Century Income & Growth. James Evans Stowers, Jr. is Director, CEO and Stockholder; James Evans Stowers is Director, CEO and Portfolio Manager; William McClellan Lyons is Executive Vice President and COO; Robert T. Jackson is CFO; David
              C. Tucker is CLO and Senior Vice President; Robert C. Puff is President; Harold S. Bradley is Vice President; Paul Adam Ehrhardt is Senior Vice President; William E. Koehler is Vice President and Investment Liason; John A. Lopez is Vice President; Mark L. Mallon is Senior Vice President & Portfolio Manager; and Randall W. Merk is Senior Vice President & Portfolio Manager.

        W.    Munder Net50

              Munder Capital Management, 480 Pierce Street, Birmingham, MI 48009, serves as sub-adviser to Munder Net50. James C. Robinson, Chief Executive Officer, also serves as Vice President of The Munder Funds, Portfolio Manager for World Asset Management, and Registered Representative for LPM Investment Services, Inc.; Michael Thomas Monahan is Chairman and President; Terry Harley Gardner, Vice President and Chief Financial Officer, also serves as Vice President and Chief Financial Officer of Munder Capital Management, Inc. and World Asset Management, LLC, Vice President and Treasurer of The Munder Funds; and Secretary to the Board of LPM Investment Services, Inc.; Peter Glidden Root, Vice President and Chief Investment Officer, is also a registered representative of LPM Investment Services, Inc; Leonard J. Barr II, Sr. VP & Director of Core Equity, also serves as Senior Vice President and Director of Research for Munder Capital Management, Inc., Vice President of The Munder Funds, and Director of LPM Investment Services, Inc.; and Geoffrey A. Wilson, Treasurer and Senior Portfolio Manager, is also a Registered Representative for LPM Investment Services, Inc.

       X. BlackRock Global Science & Technology, BlackRock Large Cap Value and BlackRock Mid-Cap Growth


              BlackRock Advisors, Inc., 400 Bellevue Parkway, Wilmington, DE 19809 serves as sub-adviser to BlackRock Global Science & Technology, BlackRock Large Cap Value and BlackRock Mid-Cap Growth. Laurence D. Find, Chairman and CEO, also serves as Chairman and CEO of BlackRock, Inc. (New York, New York), BlackRock Financial Management, Inc., BlackRock (Japan) Inc. (New York, New York), BlackRock International, Ltd. (Edinbugh, Scotland), BlackRock Investments, Inc. (formerly Provident Advisers, Inc.) (NY, NY),and Chief Executive Officer of BlackRock Advisors, Inc., BlackRock Institutional Management Corporation (Wilmington, DE), and BlackRock Capital Management, Inc. (Wilmngton, DE), and as President, Treasurer and Trustee of BlackRock Funds, Inc. (NY, NY); Ralph L. Schlosstein, President and Director, also serves as President and Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Robert S. Kapito, Vice Chairman and Director, also serves as Vice Chairman of BlackRock, Inc. and Vice Chairman and Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Robert P. Connolly, Managing Director, General Counsel and Secretary, also serves as Managing Director, General Counsel and Secretary of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; Paul L. Audet, Director, also serves and Chief Financial Officer and Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc. and as Director of BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc.; Keith T. Anderson, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., BlackRock(Japan) Inc., BlackRock International, Ltd.,and BlackRock Investments, Inc.; William J. Wykle, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc.; Bennett W. Golub, Managing Director, also serves as Managing Director of BlackRock, Inc, BlackRock Financial Management, Inc., BlackRock Institutional Management Corporation, and BlackRock Capital Management, Inc.; Laurence J. Carolan, Managing Director & Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc. and as Managing Director of BlackRock, Inc.; Kevin M. Klingert, Managing Director and Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., and Managing Director of BlackRock, Inc.;James P. Moran, Managing Director & Director, also serves as Managing Director & Director of BlackRock Institutional Management Corporation, BlackRock Capital Management, Inc., and BlackRock Investments, Inc. and as Managing Director of BlackRock, Inc.; and Thomas H. Nevin, Managing Director & Director, also serves as Managing Director and Director of BlackRock Institutional Management Corporation and BlackRock Capital Management, Inc., and as Managing Director of BlackRock, Inc.


Item 27.          Principal Underwriter

                  (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Fund. AFSG currently serves as principal underwriter for the separate accounts of other affiliated Insurance Companies.
                                       19

(b)          Directors and Officers of AFSG:

           (1)                                  (2)                                     (3)
Name and Principal                      Position and Offices                 Position and Offices
Business Address                         with Underwriter                    with Registrant
----------------                         ----------------                    --------------------

Larry N. Norman          (1)            Director and President                N/A

Anne M. Spaes            (1)            Director and Vice President           N/A

Lisa Wachendorf          (1)            Vice President
                                        And Chief Compliance Officer          N/A

John K. Carter           (2)            Vice President                        Vice President, Secretary
                                                                              and Counsel

Christopher G. Roetzer   (2)            Vice President                        N/A

William G. Cummings      (2)            Vice President                        N/A

Frank A. Camp            (1)            Secretary                             N/A

Priscilla I. Hechler     (2)            Assistant Vice President and          N/A
                                        Assistant Secretary

Thomas E. Pierpan        (2)            Assistant Secretary                   Assistant Secretary
                                        and Assistant Vice President          and Assistant Vice President

Linda Gilmer             (1)            Controller and Treasurer              N/A

Thomas R. Moriarty       (2)            Vice President                        N/A

Darin D. Smith           (1)            Vice President & Assistant            N/A
                                        Secretary

Teresa L. Stolba         (1)            Assistant Compliance Officer          N/A

Emily Bates              (1)            Assistant Treasurer                   N/A

Clifton W. Flenniken     (1)            Assistant Treasurer                   N/A

--------------------------------------
(1)      4333 Edgewood Road, N.E., Cedar Rapids, IA  52499-0001
(2)      570 Carillon Parkway, St. Petersburg, FL  33716-1202

Item 28.      Location of Accounts and Records.

              The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and rules promulgated thereunder are in the possession of AEGON/Transamerica Fund Advisers, Inc. and AEGON/Transamerica Fund Services, Inc. at their offices at 570 Carillon Parkway, St. Petersburg. Florida 33716, or at the offices of the Fund's custodian, Investors Bank & Trust Company, 200 Clarendon Street, 16th Floor, Boston, MA 02111.

Item 29.      Management Services.

              Not applicable

Item 30.      Undertakings.

              Not applicable

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AEGON/Transamerica Series Fund, Inc. has duly caused this Post-Effective Amendment No. 46 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 2nde day of May 2001.



                                         By: /s/ JOHN R. KENNEY
                                             -----------------------------------
                                             John R. Kenney
                                             Chairman of the Board and President


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 46 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


Signature and Title                                          Date


 /s/ John R. Kenney                                     May 2, 2001
-----------------------------------------
Chairman of the Board and President
John R. Kenney

 /s/ Patrick S. Baird                                   May 2, 2001
-----------------------------------------

Executive Vice President and Director
Patrick S. Baird

 /s/ Peter R. Brown                                     May 2, 2001
---------------------------------------

Director - Peter R. Brown *

 /s/ Charles C. Harris                                  May 2, 2001
----------------------------------------

Director - Charles C. Harris*

 /s/ Russell A. Kimball, Jr.                            May 2, 2001
-------------------------------------

Director - Russell A. Kimball, Jr. *

 /s/ William W. Short, Jr.                              May 2, 2001
----------------------------------------

William W. Short, Jr.

 /s/ Allan J. Hamilton                                  May 2, 2001
-------------------------------------------

Treasurer and Principal Financial Officer
Allan J. Hamilton

 /s/ Kim D. Day                                         May 2, 2001
---------------------------------------------
Vice President and
Principal Accounting Officer
Kim D. Day

/s/ John K. Carter
----------------------------------------
* Signed by John K. Carter
  as Attorney-in-fact

                             WASHINGTON, D.C. 20549
                       SECURITIES AND EXCHANGE COMMISSION



                               Exhibits Filed With
                       Post-Effective Amendment No. 46 to
                            Registration Statement on
                                    Form N-1A



                      AEGON/Transamerica Series Fund, Inc.
                             Registration No. 33-507

                                  Exhibit Index


Exhibit                              Description
   No.                                of Exhibit

23(d) (28) (R)    Sub-Advisory Agreement between AEGON/Transamerica Fund
                  Advisers, Inc. and BlackRock Advisors, Inc.